[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT FEBRUARY 28, 2003 (UNAUDITED)


TAX FREE FUNDS

CALIFORNIA BOND FUND

INTERMEDIATE TAX FREE INCOME FUND

NEW JERSEY TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

TAX FREE INCOME FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                    1

Fund Commentaries:
   JPMorgan California Bond Fund                                      3

   JPMorgan Intermediate Tax Free Income Fund                         5

   JPMorgan New Jersey Tax Free Income Fund                           7

   JPMorgan New York Intermediate Tax Free Income Fund                9

   JPMorgan Tax Free Income Fund                                     11

Portfolio of Investments                                             13

Financial Statements                                                 66

Notes to Financial Statements                                        72

Financial Highlights                                                 89

HIGHLIGHTS

- Economic weakness persists.

- Energy prices rise.

      NOT FDIC INSURED                   MAY LOSE VALUE / NO BANK GUARANTEE

      JPMORGAN FUNDS ARE DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.

     JPMORGAN TAX FREE FUNDS

PRESIDENT'S LETTER                                                 APRIL 7, 2003

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Tax Free Funds for the period ended February 28, 2003. Inside you will find in-depth information on some of our fixed income funds along with updates from the portfolio management team.

ECONOMIC WEAKNESS PERSISTS

Numerous forces have combined to hold back the U.S. economy from a powerful recovery. Among them: business spending, lackluster corporate earnings, a declining stock market, and escalating geopolitical risk. The fixed income markets were volatile throughout the period as investors flocked to the relative safety of the highest quality issues.

Republican majorities were elected to both the House and the Senate, and investors speculated that the new balance of power could lead to additional tax cuts as well as the elimination of the double taxation of corporate dividends. Many investors also believed that the Federal Reserve Board would respond to continued economic weakness and earnings disappointments by easing short-term interest rates once again. And in fact, the Fed did cut the targeted Fed Funds rate -- by a full half-percent -- during November.

ENERGY PRICES RISE

In the first two months of 2003, war fears and associated energy issues dominated the news. During January and February, commodity energy prices rose between 40% and 50%, reflecting a heightened war premium and the supply constraints arising from the general strike in Venezuela. In our opinion, the higher consumer prices may reduce household real income by 0.6% (unannualized) over the next few months. Rising energy prices are likely to put more pressure on the American consumer, whose confidence has faltered in recent months. During February, the Conference Board reported that its measure of consumer confidence fell to its lowest level since 1993. One bright spot continues to be the housing sector, which remains robust.

The supply of tax-exempt bonds was heavy during the period, as state and local governments issued new debt to meet budget shortfalls in the wake of lower-than-expected tax revenues. Investor interest was strong and more than adequate to absorb the supply.

In this time of uncertainty, your portfolio managers are working hard to maintain good performance. During the months ahead, they will continue to focus on preservation of principal while trying to obtain the highest possible yields in this low interest rate environment. The portfolio management team and all of us at JPMorgan Fleming Asset Management thank you for your continued investment and anticipate serving your investment needs for many years to come. Should you have any questions, please feel free to contact your financial advisor or the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

     JPMORGAN CALIFORNIA BOND FUND
     As of February 28, 2003

                                   FUND FACTS

Inception:        12/23/1996        CUSIPS:      Class A           616920567
Fund Net Assets:  $200                           Institutional     616920609
(in millions)                                    Select            616920500

Q: HOW DID THE FUND PERFORM?
A: JPMorgan California Bond Fund, which seeks to provide high after tax total return for California residents consistent with moderate risk of capital, had a total return of 2.20% (Institutional Shares) for the six-month period ended February 28, 2003. This compares with the 2.43% return of its benchmark index, the Lehman California Competitive Intermediate Bond Index (1-17 year).

Q: WHY DID THE FUND PERFORM THIS WAY?
A: JPMorgan California Bond Fund underperformed its benchmark during the reporting period. One primary reason for such performance was the portfolio's high-quality bias during a time when lower-quality issues were stronger performers. The Fund was overweight in insured paper and high-quality uninsured paper. We were underweight in the hospital, airport, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. We are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We also made what we consider to be a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias.

Q: HOW WAS THE FUND MANAGED?
A: Although California's economy has been resilient, investors were troubled by the state's large budget deficit. In fact, Moody's Investor's Service, Inc., Standard & Poor's Corporation and Fitch Ratings had all given California a negative credit rating. To restore cash reserves, the state issued nearly $8 billion in new bonds.

We reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. We sold into strong retail demand and purchased select issues at attractive prices. As California spreads widened, we bought high-quality issues that were not State of California general obligation bonds and funded those purchases with out-of-state paper. We have increased our weightings in essential service revenue bonds, which should be insulated from budget issues.

Q: WHAT IS THE OUTLOOK?
A: We expect the economy to grow slowly in 2003. To support the recovery, we believe the Fed will continue to keep interest rates low. When we see evidence of a sustained economic recovery, we plan to adopt a shorter duration strategy. We will go on emphasizing high-quality issues as long as municipal balance sheets remain challenged by economic conditions.

                                   (UNAUDITED)

As of February 28, 2003

AVERAGE ANNUAL TOTAL RETURNS

                                                                   SINCE INCEPTION
                               1 YEAR      3 YEARS      5 YEARS         (12/23/96)
  --------------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge        5.52%        7.29%        5.32%              5.70%
    With Sales Charge*          0.81%        5.65%        4.34%              4.92%
  --------------------------------------------------------------------------------
  Institutional Shares          5.77%        7.47%        5.47%              5.84%
  --------------------------------------------------------------------------------
  Select Shares                 5.59%        7.27%        5.31%              5.69%
  --------------------------------------------------------------------------------

[CHART]

LIFE OF FUND PERFORMANCE (12/23/96 TO 2/28/03)

             JPMORGAN                      LEHMAN CALIFORNIA
             CALIFORNIA                    COMPETITIVE               LEHMAN 1-16 YEAR
             BOND FUND                     INTERMEDIATE BOND         MUNICIPAL               LIPPER CALIFORNIA MUNICIPAL
             (INSTITUTIONAL SHARES)        INDEX (1-17 YEAR)         BOND INDEX              DEBT FUNDS INDEX
12/23/1996             $  3,000,000             $  3,000,000             $  3,000,000                       $  3,000,000
12/31/1996             $  3,009,300             $  3,000,000             $  3,000,000                       $  3,000,000
 1/31/1997             $  3,003,281             $  3,010,800             $  3,011,700                       $  2,996,400
 2/28/1997             $  3,028,809             $  3,034,585             $  3,036,396                       $  3,023,667
 3/31/1997             $  2,999,127             $  2,999,688             $  3,002,085                       $  2,981,941
 4/30/1997             $  3,016,822             $  3,018,886             $  3,021,298                       $  3,009,076
 5/31/1997             $  3,061,169             $  3,061,150             $  3,059,668                       $  3,055,115
 6/30/1997             $  3,090,250             $  3,089,925             $  3,088,429                       $  3,087,805
 7/31/1997             $  3,165,343             $  3,167,482             $  3,159,154                       $  3,182,909
 8/31/1997             $  3,135,906             $  3,140,875             $  3,136,409                       $  3,148,534
 9/30/1997             $  3,174,791             $  3,166,630             $  3,169,341                       $  3,191,354
10/31/1997             $  3,179,236             $  3,187,213             $  3,186,455                       $  3,210,183
11/30/1997             $  3,193,224             $  3,198,369             $  3,199,838                       $  3,229,444
12/31/1997             $  3,241,761             $  3,236,749             $  3,239,196                       $  3,280,792
 1/31/1998             $  3,265,102             $  3,274,295             $  3,271,264                       $  3,312,944
 2/28/1998             $  3,266,734             $  3,280,189             $  3,273,881                       $  3,312,281
 3/31/1998             $  3,258,894             $  3,277,565             $  3,275,846                       $  3,312,944
 4/30/1998             $  3,238,363             $  3,263,799             $  3,262,415                       $  3,291,410
 5/31/1998             $  3,287,586             $  3,309,166             $  3,308,089                       $  3,347,364
 6/30/1998             $  3,295,477             $  3,320,748             $  3,319,998                       $  3,361,088
 7/31/1998             $  3,303,386             $  3,332,371             $  3,328,962                       $  3,367,810
 8/31/1998             $  3,355,910             $  3,383,023             $  3,376,233                       $  3,425,063
 9/30/1998             $  3,408,933             $  3,431,400             $  3,415,397                       $  3,476,781
10/31/1998             $  3,410,296             $  3,436,204             $  3,421,545                       $  3,464,960
11/30/1998             $  3,421,209             $  3,447,887             $  3,430,783                       $  3,480,552
12/31/1998             $  3,423,262             $  3,452,714             $  3,441,419                       $  3,482,641
 1/31/1999             $  3,470,503             $  3,494,837             $  3,485,125                       $  3,521,298
 2/28/1999             $  3,448,986             $  3,484,353             $  3,469,790                       $  3,504,044
 3/31/1999             $  3,453,125             $  3,493,063             $  3,471,178                       $  3,510,701
 4/30/1999             $  3,450,708             $  3,495,858             $  3,481,244                       $  3,515,968
 5/31/1999             $  3,431,729             $  3,476,281             $  3,464,883                       $  3,488,191
 6/30/1999             $  3,382,998             $  3,432,828             $  3,420,879                       $  3,430,985
 7/31/1999             $  3,407,356             $  3,455,484             $  3,439,351                       $  3,437,504
 8/31/1999             $  3,398,156             $  3,443,044             $  3,430,753                       $  3,394,879
 9/30/1999             $  3,413,108             $  3,459,915             $  3,440,702                       $  3,392,502
10/31/1999             $  3,391,264             $  3,438,464             $  3,423,843                       $  3,333,812
11/30/1999             $  3,420,090             $  3,469,066             $  3,453,630                       $  3,367,484
12/31/1999             $  3,402,647             $  3,443,048             $  3,439,470                       $  3,332,125
 1/31/2000             $  3,404,689             $  3,454,410             $  3,433,623                       $  3,308,467
 2/29/2000             $  3,434,650             $  3,483,082             $  3,456,628                       $  3,362,395
 3/31/2000             $  3,490,291             $  3,534,632             $  3,506,749                       $  3,448,809
 4/30/2000             $  3,474,934             $  3,514,131             $  3,497,983                       $  3,417,424
 5/31/2000             $  3,471,112             $  3,519,050             $  3,487,139                       $  3,400,337
 6/30/2000             $  3,547,129             $  3,592,247             $  3,561,764                       $  3,498,607
 7/31/2000             $  3,585,438             $  3,632,121             $  3,601,655                       $  3,554,935
 8/31/2000             $  3,637,785             $  3,689,145             $  3,645,956                       $  3,632,077
 9/30/2000             $  3,629,782             $  3,674,757             $  3,636,112                       $  3,609,558
10/31/2000             $  3,657,369             $  3,697,908             $  3,668,109                       $  3,642,766
11/30/2000             $  3,674,193             $  3,716,768             $  3,688,284                       $  3,669,722
12/31/2000             $  3,748,411             $  3,776,979             $  3,760,206                       $  3,764,034
 1/31/2001             $  3,791,143             $  3,826,458             $  3,809,464                       $  3,779,843
 2/28/2001             $  3,796,830             $  3,835,641             $  3,819,750                       $  3,791,938
 3/31/2001             $  3,814,295             $  3,852,902             $  3,849,926                       $  3,816,586
 4/30/2001             $  3,751,741             $  3,797,420             $  3,819,896                       $  3,741,781
 5/31/2001             $  3,805,015             $  3,849,824             $  3,858,477                       $  3,788,179
 6/30/2001             $  3,828,987             $  3,870,228             $  3,880,085                       $  3,812,423
 7/31/2001             $  3,878,764             $  3,924,024             $  3,925,482                       $  3,875,710
 8/31/2001             $  3,951,297             $  3,996,226             $  3,983,186                       $  3,974,928
 9/30/2001             $  3,941,419             $  3,985,437             $  3,983,983                       $  3,950,283
10/31/2001             $  4,001,722             $  4,026,088             $  4,023,823                       $  3,991,761
11/30/2001             $  3,958,504             $  3,997,100             $  3,989,218                       $  3,955,835
12/31/2001             $  3,920,502             $  3,967,522             $  3,962,091                       $  3,911,134
 1/31/2002             $  3,985,190             $  4,035,763             $  4,027,070                       $  3,965,499
 2/28/2002             $  4,030,621             $  4,082,981             $  4,074,589                       $  4,009,120
 3/31/2002             $  3,942,351             $  3,998,055             $  3,999,617                       $  3,917,311
 4/30/2002             $  4,015,679             $  4,072,419             $  4,080,809                       $  3,986,256
 5/31/2002             $  4,044,591             $  4,107,849             $  4,104,069                       $  4,016,152
 6/30/2002             $  4,076,544             $  4,139,069             $  4,148,804                       $  4,047,478
 7/31/2002             $  4,116,494             $  4,183,357             $  4,196,515                       $  4,093,215
 8/31/2002             $  4,171,498             $  4,236,904             $  4,241,418                       $  4,151,339
 9/30/2002             $  4,259,517             $  4,320,795             $  4,317,763                       $  4,262,179
10/31/2002             $  4,165,807             $  4,229,626             $  4,258,610                       $  4,147,527
11/30/2002             $  4,150,394             $  4,228,357             $  4,241,150                       $  4,135,914
12/31/2002             $  4,235,477             $  4,298,548             $  4,324,276                       $  4,223,181
 1/31/2003             $  4,210,064             $  4,283,073             $  4,316,925                       $  4,187,707
 2/28/2003             $  4,227,254             $  4,342,179             $  4,373,908                       $  4,252,197

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%. The Fund commenced operations on 12/23/96.

Returns for the Select Shares prior to 4/21/97 (offering date of Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan California Bond Fund, Lehman California Competitive Intermediate Bond Index (1-17 Year), Lehman 1-16 Year Municipal Bond Index, and Lipper California Municipal Debt Funds Index from December 23, 1996 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman California Competitive Intermediate Bond Index (1-17 Year) is an unmanaged index of California general obligation and revenue bonds which measures California-tax exempt bond market performance and reflects the universe of securities in which the funds invest. The Lehman 1-16 Year Municipal Bond Index is composed of tax-exempt securities of various states and measures overall tax-exempt bond market performance. The Lipper California Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
     As of February 28, 2003

                                   FUND FACTS

Inception:        1/1/1997          CUSIPS:      Institutional     62826T702
Fund Net Assets:  $1,791                         Select            62826T108
(in millions)

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Intermediate Tax Free Income Fund, which seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations, had a total return of 3.00% (Select Shares) for the six-month period ended February 28, 2003. This compares with the 3.18% return of its benchmark index, the Lehman Competitive Intermediate (1-17 year maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund underperformed its benchmark during the period. The primary reason was our high-quality bias at a time when lower quality issues performed better. The Fund was overweight insured paper and high-quality uninsured paper. We were underweight in hospital, airport, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. We are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We also made what we consider to be a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias. Another detractor was our overweight to the front end of the yield curve, which underperformed the 15-year range.

Q: HOW WAS THE FUND MANAGED?
A: We reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. We sold into strong retail demand and made purchases in the institutional market. Because they are tax-exempt in all 50 states and offer tremendous liquidity, we increased weightings in Puerto Rico securities. We took advantage of the heavy supply in both New York and California and overweighted those sectors, funding the purchases by selling general market paper. We continued to buy high-quality, liquid securities to give us the flexibility to swap one asset for another if interest rates rise.

Q: WHAT IS THE OUTLOOK?
A: We expect the economy to grow slowly in 2003. To support the recovery, we believe the Fed will continue to keep interest rates low. When we see evidence of a sustained economic recovery, we plan to adopt a shorter duration strategy. We will continue to emphasize high-quality issues as long as municipal balance sheets remain challenged by economic conditions.

                                   (UNAUDITED)

As of February 28, 2003

AVERAGE ANNUAL TOTAL RETURNS

                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
  ---------------------------------------------------------------------------
  Institutional Shares          7.26%        7.91%       5.72%         5.72%
  ---------------------------------------------------------------------------
  Select Shares#                7.19%        7.86%       5.69%         5.71%
  ---------------------------------------------------------------------------

[CHART]

TEN-YEAR PERFORMANCE (2/28/93 TO 2/28/03)

             JPMORGAN INTERMEDIATE TAX FREE       LEHMAN MUNICIPAL BOND     LIPPER INTERMEDIATE MUNICIPAL
             INCOME FUND (SELECT SHARES)          3-10 YEAR BLENDED INDEX   DEBT FUNDS INDEX
 2/28/1993                     $  1,000,000                  $  1,000,000                    $  1,000,000
 3/31/1993                     $    984,100                  $    989,660                    $    988,600
 4/30/1993                     $    991,284                  $    996,637                    $    996,608
 5/31/1993                     $    996,637                  $    999,687                    $    999,896
 6/30/1993                     $  1,012,184                  $  1,014,712                    $  1,013,495
 7/31/1993                     $  1,012,792                  $  1,015,930                    $  1,013,090
 8/31/1993                     $  1,032,237                  $  1,033,099                    $  1,031,123
 9/30/1993                     $  1,051,747                  $  1,043,223                    $  1,042,877
10/31/1993                     $  1,051,431                  $  1,045,498                    $  1,044,546
11/30/1993                     $  1,042,494                  $  1,038,388                    $  1,038,174
12/31/1993                     $  1,061,259                  $  1,056,633                    $  1,055,200
 1/31/1994                     $  1,073,463                  $  1,067,696                    $  1,066,069
 2/28/1994                     $  1,047,163                  $  1,045,423                    $  1,043,468
 3/31/1994                     $  1,023,602                  $  1,016,758                    $  1,014,251
 4/30/1994                     $  1,026,059                  $  1,025,034                    $  1,018,511
 5/31/1994                     $  1,030,471                  $  1,031,164                    $  1,026,557
 6/30/1994                     $  1,026,246                  $  1,029,019                    $  1,023,580
 7/31/1994                     $  1,036,714                  $  1,043,065                    $  1,036,375
 8/31/1994                     $  1,041,379                  $  1,047,697                    $  1,040,313
 9/30/1994                     $  1,032,111                  $  1,038,079                    $  1,029,598
10/31/1994                     $  1,017,764                  $  1,028,092                    $  1,018,272
11/30/1994                     $    994,356                  $  1,014,923                    $  1,003,100
12/31/1994                     $  1,019,314                  $  1,028,675                    $  1,018,046
 1/31/1995                     $  1,044,389                  $  1,047,211                    $  1,037,796
 2/28/1995                     $  1,069,663                  $  1,069,706                    $  1,059,383
 3/31/1995                     $  1,079,611                  $  1,081,708                    $  1,068,705
 4/30/1995                     $  1,086,521                  $  1,084,477                    $  1,071,056
 5/31/1995                     $  1,109,120                  $  1,111,957                    $  1,096,226
 6/30/1995                     $  1,102,577                  $  1,110,101                    $  1,092,828
 7/31/1995                     $  1,114,815                  $  1,124,499                    $  1,102,773
 8/31/1995                     $  1,124,960                  $  1,137,059                    $  1,113,580
 9/30/1995                     $  1,127,772                  $  1,141,914                    $  1,119,148
10/31/1995                     $  1,143,223                  $  1,151,609                    $  1,129,780
11/30/1995                     $  1,154,312                  $  1,163,908                    $  1,141,755
12/31/1995                     $  1,165,740                  $  1,170,194                    $  1,149,062
 1/31/1996                     $  1,181,244                  $  1,181,463                    $  1,158,025
 2/29/1996                     $  1,178,645                  $  1,177,965                    $  1,154,435
 3/31/1996                     $  1,157,783                  $  1,167,505                    $  1,142,775
 4/30/1996                     $  1,156,163                  $  1,165,684                    $  1,140,718
 5/31/1996                     $  1,153,503                  $  1,164,122                    $  1,140,718
 6/30/1996                     $  1,160,655                  $  1,173,016                    $  1,147,791
 7/31/1996                     $  1,174,351                  $  1,182,470                    $  1,157,892
 8/31/1996                     $  1,172,824                  $  1,183,191                    $  1,158,355
 9/30/1996                     $  1,182,324                  $  1,193,556                    $  1,168,896
10/31/1996                     $  1,195,211                  $  1,205,790                    $  1,180,351
11/30/1996                     $  1,217,084                  $  1,224,733                    $  1,197,820
12/31/1996                     $  1,209,903                  $  1,221,426                    $  1,194,586
 1/31/1997                     $  1,213,291                  $  1,226,080                    $  1,197,572
 2/28/1997                     $  1,223,240                  $  1,235,717                    $  1,206,554
 3/31/1997                     $  1,208,928                  $  1,221,865                    $  1,194,247
 4/30/1997                     $  1,216,786                  $  1,228,658                    $  1,200,457
 5/31/1997                     $  1,232,726                  $  1,243,709                    $  1,214,623
 6/30/1997                     $  1,245,176                  $  1,254,778                    $  1,225,797
 7/31/1997                     $  1,275,185                  $  1,281,480                    $  1,252,397
 8/31/1997                     $  1,265,749                  $  1,273,189                    $  1,242,754
 9/30/1997                     $  1,279,419                  $  1,286,150                    $  1,255,927
10/31/1997                     $  1,287,479                  $  1,292,851                    $  1,261,955
11/30/1997                     $  1,293,015                  $  1,297,595                    $  1,266,877
12/31/1997                     $  1,309,566                  $  1,312,375                    $  1,283,093
 1/31/1998                     $  1,322,661                  $  1,324,790                    $  1,293,871
 2/28/1998                     $  1,321,736                  $  1,326,115                    $  1,294,518
 3/31/1998                     $  1,322,529                  $  1,326,592                    $  1,295,295
 4/30/1998                     $  1,315,784                  $  1,320,954                    $  1,289,336
 5/31/1998                     $  1,337,494                  $  1,338,761                    $  1,306,613
 6/30/1998                     $  1,340,570                  $  1,343,272                    $  1,311,056
 7/31/1998                     $  1,344,994                  $  1,347,168                    $  1,314,071
 8/31/1998                     $  1,368,128                  $  1,365,705                    $  1,332,994
 9/30/1998                     $  1,384,819                  $  1,380,905                    $  1,347,390
10/31/1998                     $  1,385,373                  $  1,384,219                    $  1,347,794
11/30/1998                     $  1,387,036                  $  1,387,694                    $  1,350,760
12/31/1998                     $  1,395,497                  $  1,391,593                    $  1,355,082
 1/31/1999                     $  1,415,313                  $  1,408,807                    $  1,370,259
 2/28/1999                     $  1,404,839                  $  1,403,524                    $  1,362,997
 3/31/1999                     $  1,402,732                  $  1,403,819                    $  1,362,724
 4/30/1999                     $  1,406,940                  $  1,407,750                    $  1,366,540
 5/31/1999                     $  1,396,951                  $  1,401,612                    $  1,358,477
 6/30/1999                     $  1,373,622                  $  1,383,937                    $  1,340,002
 7/31/1999                     $  1,384,611                  $  1,392,379                    $  1,346,300
 8/31/1999                     $  1,383,780                  $  1,390,555                    $  1,340,107
 9/30/1999                     $  1,385,302                  $  1,395,561                    $  1,340,911
10/31/1999                     $  1,379,068                  $  1,390,635                    $  1,331,524
11/30/1999                     $  1,389,825                  $  1,400,828                    $  1,342,842
12/31/1999                     $  1,387,740                  $  1,395,827                    $  1,336,800
 1/31/2000                     $  1,382,051                  $  1,393,901                    $  1,330,918
 2/29/2000                     $  1,389,514                  $  1,400,703                    $  1,341,166
 3/31/2000                     $  1,405,910                  $  1,418,016                    $  1,360,344
 4/30/2000                     $  1,399,583                  $  1,414,017                    $  1,354,631
 5/31/2000                     $  1,396,504                  $  1,410,949                    $  1,349,077
 6/30/2000                     $  1,426,390                  $  1,439,916                    $  1,376,868
 7/31/2000                     $  1,444,077                  $  1,456,331                    $  1,392,564
 8/31/2000                     $  1,460,395                  $  1,473,880                    $  1,409,832
 9/30/2000                     $  1,455,722                  $  1,470,210                    $  1,405,744
10/31/2000                     $  1,467,950                  $  1,481,971                    $  1,417,411
11/30/2000                     $  1,474,409                  $  1,488,937                    $  1,424,215
12/31/2000                     $  1,506,551                  $  1,516,035                    $  1,452,842
 1/31/2001                     $  1,527,492                  $  1,538,927                    $  1,469,549
 2/28/2001                     $  1,529,478                  $  1,542,313                    $  1,474,252
 3/31/2001                     $  1,541,866                  $  1,554,667                    $  1,485,604
 4/30/2001                     $  1,525,523                  $  1,542,680                    $  1,472,233
 5/31/2001                     $  1,542,303                  $  1,558,786                    $  1,487,397
 6/30/2001                     $  1,553,099                  $  1,566,985                    $  1,496,619
 7/31/2001                     $  1,571,271                  $  1,585,053                    $  1,514,578
 8/31/2001                     $  1,596,725                  $  1,607,830                    $  1,537,449
 9/30/2001                     $  1,595,927                  $  1,609,823                    $  1,535,296
10/31/2001                     $  1,614,280                  $  1,625,407                    $  1,550,035
11/30/2001                     $  1,592,810                  $  1,610,453                    $  1,533,915
12/31/2001                     $  1,578,793                  $  1,599,824                    $  1,522,410
 1/31/2002                     $  1,607,843                  $  1,626,701                    $  1,544,485
 2/28/2002                     $  1,626,012                  $  1,645,896                    $  1,561,783
 3/31/2002                     $  1,591,053                  $  1,613,636                    $  1,533,359
 4/30/2002                     $  1,627,647                  $  1,648,168                    $  1,563,259
 5/31/2002                     $  1,636,111                  $  1,657,398                    $  1,571,701
 6/30/2002                     $  1,654,926                  $  1,675,795                    $  1,587,732
 7/31/2002                     $  1,675,612                  $  1,694,732                    $  1,606,150
 8/31/2002                     $  1,691,816                  $  1,712,865                    $  1,620,927
 9/30/2002                     $  1,722,945                  $  1,742,669                    $  1,649,131
10/31/2002                     $  1,697,790                  $  1,719,840                    $  1,624,064
11/30/2002                     $  1,690,660                  $  1,712,961                    $  1,617,405
12/31/2002                     $  1,724,304                  $  1,747,220                    $  1,649,430
 1/31/2003                     $  1,722,235                  $  1,744,599                    $  1,643,492
 2/28/2003                     $  1,742,405                  $  1,767,279                    $  1,666,172

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/93, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intermediate Tax Free Income Fund, Lehman Municipal Bond 3-10 Year Blended Index, and Lipper Intermediate Municipal Debt Funds Index from February 28, 1993 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Comparison of the Fund performance to the Lehman Competitive Intermediate (1-17 year maturities) Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond 3-10 Year Blended Index replicates the 3, 5, 7 and 10 year term investment grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN NEW JERSEY TAX FREE INCOME FUND
     As of February 28, 2003

                                   FUND FACTS

Inception:        1/1/1997          CUSIPS:      Class A           46626G101
Fund Net Assets:  $81                            Class B           46626G200
(in millions)                                    Select            62826T405

Q: HOW DID THE FUND PERFORM?
A: JPMorgan New Jersey Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from the New Jersey gross income tax, had a total return of 2.84% (Select Shares) for the six-month period ended February 28, 2003. This compares with the 3.18% return of its benchmark index, the Lehman Competitive Intermediate (1-17 year maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund was overweight insured paper and high-quality uninsured paper. We were underweight in hospital, airport, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. Then and now, we are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We also made what we consider to be a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias. Another detractor was our overweight in the 5- to 15-year portion of the yield curve, which underperformed the 20- to 30-year portion partly because of significant selling by insurance companies and arbitrage firms.

Q: HOW WAS THE FUND MANAGED?
A: We reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. Taking advantage of strong retail demand, we sold issues that were appealing to the individual investor and replaced them with quality names at attractive prices. We reduced our exposure to holdings from Puerto Rico, which are tax-exempt in all 50 states and offer tremendous liquidity. In addition, we purchased high-quality, essential service revenue issues and local general obligation bonds, which should appreciate in value.

Q: WHAT IS THE OUTLOOK?
A: We expect the economy to grow slowly in 2003. To support the recovery, we believe the Fed will continue to keep interest rates low. When we see evidence of a sustained economic recovery, we plan to adopt a shorter duration strategy. We will continue to emphasize high-quality issues as long as municipal balance sheets remain challenged by economic conditions.

                                   (UNAUDITED)

As of February 28, 2003

AVERAGE ANNUAL TOTAL RETURNS

                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
  ---------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge        7.19%        8.55%        5.82%        5.48%
    With Sales Charge*          2.32%        6.90%        4.84%        5.00%
  ---------------------------------------------------------------------------
  Class B Shares
    Without CDSC                6.05%        8.16%        5.59%        5.37%
    With CDSC**                 1.05%        7.30%        5.27%        5.37%
  ---------------------------------------------------------------------------
  Select Shares#                7.24%        8.56%        5.82%        5.49%
  ---------------------------------------------------------------------------

[CHART]

TEN-YEAR PERFORMANCE (2/28/93 TO 2/28/03)

             JPMORGAN                                                   LEHMAN                  LIPPER NEW JERSEY
             NEW JERSEY TAX FREE                LEHMAN MUNICIPAL        7-YEAR MUNICIPAL        MUNICIPAL DEBT
             INCOME FUND (SELECT SHARES)        BOND INDEX              BOND INDEX              FUNDS INDEX
 2/28/1993                  $  1,000,000            $  1,000,000            $  1,000,000             $  1,000,000
 3/31/1993                  $    986,200            $    989,400            $    986,900             $    987,900
 4/30/1993                  $    992,216            $    999,393            $    993,019             $    999,360
 5/31/1993                  $    996,681            $  1,004,990            $    995,998             $  1,006,255
 6/30/1993                  $  1,009,538            $  1,021,773            $  1,014,225             $  1,024,468
 7/31/1993                  $  1,009,639            $  1,023,101            $  1,014,326             $  1,024,673
 8/31/1993                  $  1,025,894            $  1,044,382            $  1,032,381             $  1,047,319
 9/30/1993                  $  1,042,514            $  1,056,288            $  1,043,634             $  1,058,944
10/31/1993                  $  1,041,888            $  1,058,295            $  1,046,347             $  1,059,473
11/30/1993                  $  1,036,470            $  1,048,982            $  1,037,035             $  1,048,455
12/31/1993                  $  1,052,225            $  1,071,115            $  1,056,116             $  1,069,843
 1/31/1994                  $  1,060,853            $  1,083,326            $  1,067,417             $  1,081,398
 2/28/1994                  $  1,041,864            $  1,055,268            $  1,044,254             $  1,053,930
 3/31/1994                  $  1,024,985            $  1,012,318            $  1,016,372             $  1,009,033
 4/30/1994                  $  1,028,060            $  1,020,923            $  1,023,893             $  1,012,665
 5/31/1994                  $  1,032,070            $  1,029,805            $  1,029,013             $  1,020,969
 6/30/1994                  $  1,028,561            $  1,023,523            $  1,027,161             $  1,016,477
 7/31/1994                  $  1,037,098            $  1,042,254            $  1,041,644             $  1,033,655
 8/31/1994                  $  1,040,935            $  1,045,902            $  1,047,060             $  1,036,860
 9/30/1994                  $  1,035,418            $  1,030,527            $  1,037,113             $  1,021,307
10/31/1994                  $  1,024,857            $  1,012,183            $  1,026,638             $  1,002,208
11/30/1994                  $  1,006,512            $    993,863            $  1,011,649             $    980,460
12/31/1994                  $  1,027,347            $  1,015,728            $  1,027,026             $  1,006,148
 1/31/1995                  $  1,046,250            $  1,044,778            $  1,046,232             $  1,035,729
 2/28/1995                  $  1,066,233            $  1,075,181            $  1,069,772             $  1,063,072
 3/31/1995                  $  1,075,616            $  1,087,545            $  1,080,898             $  1,072,534
 4/30/1995                  $  1,082,823            $  1,088,850            $  1,083,708             $  1,073,821
 5/31/1995                  $  1,100,040            $  1,123,585            $  1,112,535             $  1,104,962
 6/30/1995                  $  1,098,610            $  1,113,810            $  1,111,533             $  1,094,464
 7/31/1995                  $  1,108,827            $  1,124,391            $  1,125,650             $  1,100,593
 8/31/1995                  $  1,118,473            $  1,138,670            $  1,138,933             $  1,111,159
 9/30/1995                  $  1,120,375            $  1,145,844            $  1,143,260             $  1,118,382
10/31/1995                  $  1,130,794            $  1,162,459            $  1,153,207             $  1,135,381
11/30/1995                  $  1,139,728            $  1,181,756            $  1,165,892             $  1,155,137
12/31/1995                  $  1,147,820            $  1,193,101            $  1,172,071             $  1,166,573
 1/31/1996                  $  1,161,020            $  1,202,168            $  1,183,440             $  1,172,872
 2/29/1996                  $  1,162,181            $  1,193,993            $  1,179,417             $  1,162,199
 3/31/1996                  $  1,146,143            $  1,178,710            $  1,167,976             $  1,144,650
 4/30/1996                  $  1,145,799            $  1,175,410            $  1,165,874             $  1,141,101
 5/31/1996                  $  1,145,226            $  1,174,940            $  1,164,125             $  1,142,014
 6/30/1996                  $  1,151,983            $  1,187,747            $  1,173,089             $  1,153,206
 7/31/1996                  $  1,163,618            $  1,198,555            $  1,182,826             $  1,163,354
 8/31/1996                  $  1,163,152            $  1,198,315            $  1,183,417             $  1,162,423
 9/30/1996                  $  1,169,782            $  1,215,092            $  1,194,068             $  1,178,581
10/31/1996                  $  1,179,842            $  1,228,822            $  1,206,964             $  1,190,956
11/30/1996                  $  1,197,068            $  1,251,310            $  1,227,120             $  1,210,369
12/31/1996                  $  1,183,661            $  1,246,054            $  1,223,439             $  1,206,011
 1/31/1997                  $  1,186,857            $  1,248,422            $  1,227,843             $  1,207,338
 2/28/1997                  $  1,195,877            $  1,259,907            $  1,238,034             $  1,216,876
 3/31/1997                  $  1,182,961            $  1,243,150            $  1,222,063             $  1,202,760
 4/30/1997                  $  1,189,941            $  1,253,593            $  1,228,418             $  1,212,142
 5/31/1997                  $  1,205,053            $  1,272,397            $  1,243,896             $  1,227,900
 6/30/1997                  $  1,216,622            $  1,286,011            $  1,255,838             $  1,239,565
 7/31/1997                  $  1,241,684            $  1,321,634            $  1,284,973             $  1,274,397
 8/31/1997                  $  1,233,861            $  1,309,211            $  1,275,850             $  1,260,888
 9/30/1997                  $  1,246,694            $  1,324,790            $  1,289,374             $  1,276,523
10/31/1997                  $  1,253,675            $  1,333,269            $  1,296,981             $  1,283,161
11/30/1997                  $  1,259,191            $  1,341,135            $  1,301,521             $  1,290,090
12/31/1997                  $  1,274,805            $  1,360,716            $  1,317,529             $  1,310,215
 1/31/1998                  $  1,286,788            $  1,374,731            $  1,331,363             $  1,322,400
 2/28/1998                  $  1,285,502            $  1,375,143            $  1,332,562             $  1,321,871
 3/31/1998                  $  1,284,730            $  1,376,381            $  1,332,562             $  1,323,061
 4/30/1998                  $  1,277,407            $  1,370,187            $  1,324,833             $  1,316,578
 5/31/1998                  $  1,299,634            $  1,391,836            $  1,344,308             $  1,337,248
 6/30/1998                  $  1,303,793            $  1,397,265            $  1,348,072             $  1,342,464
 7/31/1998                  $  1,306,792            $  1,400,758            $  1,352,520             $  1,344,880
 8/31/1998                  $  1,330,445            $  1,422,469            $  1,373,079             $  1,365,860
 9/30/1998                  $  1,344,946            $  1,440,250            $  1,390,791             $  1,381,431
10/31/1998                  $  1,344,005            $  1,440,250            $  1,392,878             $  1,378,806
11/30/1998                  $  1,346,827            $  1,445,291            $  1,396,638             $  1,382,391
12/31/1998                  $  1,353,831            $  1,448,904            $  1,399,571             $  1,385,432
 1/31/1999                  $  1,371,566            $  1,466,146            $  1,420,005             $  1,400,534
 2/28/1999                  $  1,360,456            $  1,459,695            $  1,412,053             $  1,392,270
 3/31/1999                  $  1,359,368            $  1,461,739            $  1,411,488             $  1,393,245
 4/30/1999                  $  1,363,446            $  1,465,393            $  1,414,876             $  1,396,450
 5/31/1999                  $  1,352,675            $  1,456,894            $  1,407,943             $  1,385,976
 6/30/1999                  $  1,333,467            $  1,435,915            $  1,387,528             $  1,364,078
 7/31/1999                  $  1,341,868            $  1,441,084            $  1,396,963             $  1,367,624
 8/31/1999                  $  1,335,024            $  1,429,555            $  1,393,750             $  1,350,529
 9/30/1999                  $  1,333,556            $  1,430,127            $  1,398,907             $  1,345,532
10/31/1999                  $  1,322,621            $  1,414,682            $  1,393,031             $  1,325,080
11/30/1999                  $  1,334,921            $  1,429,677            $  1,403,201             $  1,338,993
12/31/1999                  $  1,327,445            $  1,418,955            $  1,397,588             $  1,324,398
 1/31/2000                  $  1,319,879            $  1,412,853            $  1,394,234             $  1,313,008
 2/29/2000                  $  1,333,210            $  1,429,242            $  1,399,950             $  1,330,471
 3/31/2000                  $  1,355,741            $  1,460,543            $  1,419,829             $  1,360,274
 4/30/2000                  $  1,348,962            $  1,451,926            $  1,414,576             $  1,350,480
 5/31/2000                  $  1,344,106            $  1,444,376            $  1,411,464             $  1,342,377
 6/30/2000                  $  1,377,978            $  1,482,652            $  1,442,939             $  1,377,682
 7/31/2000                  $  1,396,305            $  1,503,260            $  1,461,120             $  1,397,107
 8/31/2000                  $  1,415,993            $  1,526,411            $  1,480,261             $  1,418,064
 9/30/2000                  $  1,409,479            $  1,518,473            $  1,475,820             $  1,408,563
10/31/2000                  $  1,422,023            $  1,535,025            $  1,488,365             $  1,423,634
11/30/2000                  $  1,435,817            $  1,546,691            $  1,495,360             $  1,433,173
12/31/2000                  $  1,479,322            $  1,584,894            $  1,524,669             $  1,471,152
 1/31/2001                  $  1,493,524            $  1,600,585            $  1,550,589             $  1,481,744
 2/28/2001                  $  1,499,796            $  1,605,706            $  1,551,674             $  1,488,560
 3/31/2001                  $  1,514,045            $  1,620,158            $  1,564,242             $  1,501,064
 4/30/2001                  $  1,492,394            $  1,602,660            $  1,550,164             $  1,484,252
 5/31/2001                  $  1,508,213            $  1,619,969            $  1,567,836             $  1,500,133
 6/30/2001                  $  1,522,390            $  1,630,823            $  1,575,675             $  1,513,935
 7/31/2001                  $  1,541,116            $  1,654,959            $  1,595,371             $  1,536,644
 8/31/2001                  $  1,567,469            $  1,682,266            $  1,619,461             $  1,560,923
 9/30/2001                  $  1,555,869            $  1,676,546            $  1,618,976             $  1,547,030
10/31/2001                  $  1,582,319            $  1,696,497            $  1,635,327             $  1,566,059
11/30/2001                  $  1,558,268            $  1,682,246            $  1,617,175             $  1,550,712
12/31/2001                  $  1,541,750            $  1,666,265            $  1,603,914             $  1,537,065
 1/31/2002                  $  1,570,427            $  1,695,091            $  1,634,068             $  1,562,581
 2/28/2002                  $  1,590,685            $  1,715,602            $  1,655,474             $  1,582,425
 3/31/2002                  $  1,556,327            $  1,681,976            $  1,619,219             $  1,554,100
 4/30/2002                  $  1,592,433            $  1,714,775            $  1,659,052             $  1,582,385
 5/31/2002                  $  1,603,262            $  1,725,235            $  1,668,509             $  1,592,195
 6/30/2002                  $  1,620,577            $  1,743,522            $  1,688,364             $  1,605,729
 7/31/2002                  $  1,641,321            $  1,766,014            $  1,709,131             $  1,625,961
 8/31/2002                  $  1,658,743            $  1,787,206            $  1,730,495             $  1,641,896
 9/30/2002                  $  1,693,743            $  1,826,346            $  1,764,586             $  1,672,435
10/31/2002                  $  1,661,223            $  1,796,028            $  1,737,587             $  1,639,153
11/30/2002                  $  1,647,767            $  1,788,485            $  1,730,290             $  1,633,908
12/31/2002                  $  1,688,302            $  1,826,222            $  1,769,567             $  1,669,037
 1/31/2003                  $  1,679,860            $  1,821,656            $  1,764,789             $  1,662,528
 2/28/2003                  $  1,705,959            $  1,847,160            $  1,790,732             $  1,685,138

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales Charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/93, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New Jersey Tax Free Income Fund, Lehman Municipal Bond Index, Lehman 7-Year Municipal Bond Index, and Lipper New Jersey Municipal Debt Funds Index from February 28, 1993 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Comparison of the Fund performance to the Lehman Competitive Intermediate (1-17 year maturities) Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman 7-Year Municipal Bond Index replicates the intermediate-term, investment grade tax-exempt bond market. The Lipper New Jersey Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
     As of February 28, 2003

                                   FUND FACTS

Inception:        1/1/1997          CUSIPS:      Class A           62826P791
Fund Net Assets:  $894                           Class B           62826P783
(in millions)                                    Class C           62826T876
                                                 Institutional     62826T884
                                                 Select            62826T603

Q: HOW DID THE FUND PERFORM?
A: JPMorgan New York Intermediate Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes, had a total return of 3.00% (Select Shares) for the six-month period ended February 28, 2003. This compares with the 3.07% return of its benchmark index, the Lehman NY Competitive Intermediate (1-17 year maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund slightly underperformed its benchmark during the reporting period. The Fund was overweight in insured paper and high-quality uninsured paper. We were underweight in hospital, airport, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. We are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We also made what we consider to be a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias.

Q: HOW WAS THE FUND MANAGED?
A: We reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. Supply of New York issues was heavy during the period so as spreads remained wide, we continued to take advantage of this by increasing our weightings to New York bonds. We funded these purchases by reducing our holdings in out-of-state and Puerto Rico paper. We also added New York City holdings as spreads widened dramatically.

Q: WHAT IS THE OUTLOOK?
A: We expect the economy to grow slowly throughout 2003. To support the recovery, we believe the Fed will continue to keep interest rates low. When we see evidence of a sustained economic recovery, we plan to adopt a shorter duration strategy.

                                   (UNAUDITED)

     JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
     As of February 28, 2003

AVERAGE ANNUAL TOTAL RETURNS

                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
  ---------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge        6.62%        7.74%       5.53%         5.46%
    With Sales Charge*          1.76%        6.10%       4.57%         4.97%
  ---------------------------------------------------------------------------
  Class B Shares
    Without CDSC                5.72%        7.14%       5.18%         5.28%
    With CDSC**                 0.72%        6.26%       4.85%         5.28%
  ---------------------------------------------------------------------------
  Class C Shares
    Without CDSC                5.56%        7.09%       5.15%         5.27%
    With CDSC***                4.56%        7.09%       5.15%         5.27%
  ---------------------------------------------------------------------------
  Institutional Shares          6.87%        7.90%       5.63%         5.51%
  ---------------------------------------------------------------------------
  Select Shares#                6.65%        7.77%       5.55%         5.47%
  ---------------------------------------------------------------------------

[CHART]

TEN-YEAR PERFORMANCE (2/28/93 TO 2/28/03)

                                                                                 LIPPER
             JPMORGAN                                                            NEW YORK INTERMEDIATE
             NEW YORK INTERMEDIATE                       LEHMAN MUNICIPAL        MUNICIPAL DEBT
             TAX FREE INCOME FUND (SELECT SHARES)        BOND INDEX              FUNDS AVERAGE
 2/28/1993                           $  1,000,000            $  1,000,000             $  1,000,000
 3/31/1993                           $    991,100            $    989,400             $    989,400
 4/30/1993                           $  1,001,110            $    999,393             $    997,315
 5/31/1993                           $  1,005,915            $  1,004,990             $  1,001,404
 6/30/1993                           $  1,018,992            $  1,021,773             $  1,015,224
 7/31/1993                           $  1,019,502            $  1,023,101             $  1,015,122
 8/31/1993                           $  1,039,484            $  1,044,382             $  1,033,394
 9/30/1993                           $  1,051,022            $  1,056,288             $  1,042,901
10/31/1993                           $  1,048,710            $  1,058,295             $  1,044,362
11/30/1993                           $  1,044,830            $  1,048,982             $  1,036,007
12/31/1993                           $  1,060,816            $  1,071,115             $  1,055,691
 1/31/1994                           $  1,072,591            $  1,083,326             $  1,066,248
 2/28/1994                           $  1,044,382            $  1,055,268             $  1,043,110
 3/31/1994                           $  1,015,870            $  1,012,318             $  1,009,105
 4/30/1994                           $  1,012,822            $  1,020,923             $  1,015,159
 5/31/1994                           $  1,018,697            $  1,029,805             $  1,023,484
 6/30/1994                           $  1,014,724            $  1,023,523             $  1,020,106
 7/31/1994                           $  1,028,118            $  1,042,254             $  1,033,674
 8/31/1994                           $  1,032,950            $  1,045,902             $  1,036,775
 9/30/1994                           $  1,017,043            $  1,030,527             $  1,024,230
10/31/1994                           $  1,000,974            $  1,012,183             $  1,009,890
11/30/1994                           $    975,849            $    993,863             $    991,308
12/31/1994                           $    998,587            $  1,015,728             $  1,009,449
 1/31/1995                           $  1,016,761            $  1,044,778             $  1,028,629
 2/28/1995                           $  1,047,264            $  1,075,181             $  1,053,727
 3/31/1995                           $  1,056,584            $  1,087,545             $  1,062,157
 4/30/1995                           $  1,063,029            $  1,088,850             $  1,064,282
 5/31/1995                           $  1,092,475            $  1,123,585             $  1,090,569
 6/30/1995                           $  1,081,878            $  1,113,810             $  1,086,643
 7/31/1995                           $  1,093,022            $  1,124,391             $  1,096,423
 8/31/1995                           $  1,102,640            $  1,138,670             $  1,108,593
 9/30/1995                           $  1,109,256            $  1,145,844             $  1,112,584
10/31/1995                           $  1,123,787            $  1,162,459             $  1,123,488
11/30/1995                           $  1,141,543            $  1,181,756             $  1,135,734
12/31/1995                           $  1,152,959            $  1,193,101             $  1,142,889
 1/31/1996                           $  1,159,646            $  1,202,168             $  1,151,346
 2/29/1996                           $  1,156,747            $  1,193,993             $  1,145,705
 3/31/1996                           $  1,139,396            $  1,178,710             $  1,134,591
 4/30/1996                           $  1,134,724            $  1,175,410             $  1,131,641
 5/31/1996                           $  1,134,951            $  1,174,940             $  1,130,170
 6/30/1996                           $  1,143,236            $  1,187,747             $  1,138,872
 7/31/1996                           $  1,158,098            $  1,198,555             $  1,148,667
 8/31/1996                           $  1,156,708            $  1,198,315             $  1,147,403
 9/30/1996                           $  1,168,507            $  1,215,092             $  1,158,992
10/31/1996                           $  1,180,309            $  1,228,822             $  1,169,539
11/30/1996                           $  1,200,492            $  1,251,310             $  1,187,784
12/31/1996                           $  1,188,967            $  1,246,054             $  1,183,508
 1/31/1997                           $  1,193,010            $  1,248,422             $  1,185,283
 2/28/1997                           $  1,203,270            $  1,259,907             $  1,194,528
 3/31/1997                           $  1,189,913            $  1,243,150             $  1,181,986
 4/30/1997                           $  1,199,076            $  1,253,593             $  1,189,196
 5/31/1997                           $  1,215,023            $  1,272,397             $  1,204,298
 6/30/1997                           $  1,225,594            $  1,286,011             $  1,215,498
 7/31/1997                           $  1,257,092            $  1,321,634             $  1,244,427
 8/31/1997                           $  1,243,641            $  1,309,211             $  1,234,099
 9/30/1997                           $  1,256,077            $  1,324,790             $  1,246,193
10/31/1997                           $  1,263,488            $  1,333,269             $  1,251,925
11/30/1997                           $  1,270,690            $  1,341,135             $  1,256,933
12/31/1997                           $  1,289,242            $  1,360,716             $  1,273,273
 1/31/1998                           $  1,300,201            $  1,374,731             $  1,284,223
 2/28/1998                           $  1,299,941            $  1,375,143             $  1,285,122
 3/31/1998                           $  1,300,071            $  1,376,381             $  1,285,379
 4/30/1998                           $  1,292,790            $  1,370,187             $  1,277,538
 5/31/1998                           $  1,314,639            $  1,391,836             $  1,297,212
 6/30/1998                           $  1,318,188            $  1,397,265             $  1,301,493
 7/31/1998                           $  1,323,724            $  1,400,758             $  1,303,706
 8/31/1998                           $  1,347,684            $  1,422,469             $  1,323,522
 9/30/1998                           $  1,366,012            $  1,440,250             $  1,339,140
10/31/1998                           $  1,362,324            $  1,440,250             $  1,338,604
11/30/1998                           $  1,363,959            $  1,445,291             $  1,340,612
12/31/1998                           $  1,372,415            $  1,448,904             $  1,345,572
 1/31/1999                           $  1,391,355            $  1,466,146             $  1,361,450
 2/28/1999                           $  1,381,337            $  1,459,695             $  1,353,417
 3/31/1999                           $  1,379,403            $  1,461,739             $  1,352,064
 4/30/1999                           $  1,382,990            $  1,465,393             $  1,355,444
 5/31/1999                           $  1,373,170            $  1,456,894             $  1,347,040
 6/30/1999                           $  1,349,552            $  1,435,915             $  1,326,969
 7/31/1999                           $  1,358,999            $  1,441,084             $  1,332,941
 8/31/1999                           $  1,352,883            $  1,429,555             $  1,326,409
 9/30/1999                           $  1,354,642            $  1,430,127             $  1,326,940
10/31/1999                           $  1,344,482            $  1,414,682             $  1,313,936
11/30/1999                           $  1,357,524            $  1,429,677             $  1,327,207
12/31/1999                           $  1,353,180            $  1,418,955             $  1,319,774
 1/31/2000                           $  1,348,173            $  1,412,853             $  1,313,835
 2/29/2000                           $  1,360,846            $  1,429,242             $  1,325,397
 3/31/2000                           $  1,380,306            $  1,460,543             $  1,349,122
 4/30/2000                           $  1,374,785            $  1,451,926             $  1,341,432
 5/31/2000                           $  1,369,835            $  1,444,376             $  1,335,127
 6/30/2000                           $  1,399,150            $  1,482,652             $  1,367,037
 7/31/2000                           $  1,416,499            $  1,503,260             $  1,383,441
 8/31/2000                           $  1,435,905            $  1,526,411             $  1,402,394
 9/30/2000                           $  1,428,582            $  1,518,473             $  1,396,224
10/31/2000                           $  1,442,011            $  1,535,025             $  1,409,907
11/30/2000                           $  1,451,240            $  1,546,691             $  1,417,520
12/31/2000                           $  1,487,521            $  1,584,894             $  1,451,115
 1/31/2001                           $  1,505,222            $  1,600,585             $  1,467,513
 2/28/2001                           $  1,507,932            $  1,605,706             $  1,469,274
 3/31/2001                           $  1,519,392            $  1,620,158             $  1,481,763
 4/30/2001                           $  1,503,590            $  1,602,660             $  1,467,241
 5/31/2001                           $  1,521,483            $  1,619,969             $  1,482,941
 6/30/2001                           $  1,532,894            $  1,630,823             $  1,491,394
 7/31/2001                           $  1,548,530            $  1,654,959             $  1,509,290
 8/31/2001                           $  1,574,700            $  1,682,266             $  1,533,137
 9/30/2001                           $  1,562,260            $  1,676,546             $  1,521,792
10/31/2001                           $  1,579,757            $  1,696,497             $  1,536,553
11/30/2001                           $  1,562,853            $  1,682,246             $  1,521,802
12/31/2001                           $  1,549,100            $  1,666,265             $  1,509,324
 1/31/2002                           $  1,577,604            $  1,695,091             $  1,534,077
 2/28/2002                           $  1,596,851            $  1,715,602             $  1,553,406
 3/31/2002                           $  1,564,754            $  1,681,976             $  1,523,425
 4/30/2002                           $  1,597,927            $  1,714,775             $  1,553,132
 5/31/2002                           $  1,600,643            $  1,725,235             $  1,559,655
 6/30/2002                           $  1,618,730            $  1,743,522             $  1,575,408
 7/31/2002                           $  1,637,184            $  1,766,014             $  1,592,580
 8/31/2002                           $  1,653,362            $  1,787,206             $  1,610,257
 9/30/2002                           $  1,683,784            $  1,826,346             $  1,641,013
10/31/2002                           $  1,658,527            $  1,796,028             $  1,614,921
11/30/2002                           $  1,644,264            $  1,788,485             $  1,604,424
12/31/2002                           $  1,679,615            $  1,826,222             $  1,638,919
 1/31/2003                           $  1,672,225            $  1,821,656             $  1,629,577
 2/28/2003                           $  1,703,204            $  1,847,160             $  1,653,206

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales Charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

*** Assumes 1% CDSC for the one year period and 0% thereafter.

The Fund commenced operations on 1/1/97.

Returns prior to 1/1/97 for the Select Shares include performance of a predecessor account for the period dating back to 2/28/93, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New York Intermediate Tax Free Income Fund, Lehman Municipal Bond Index, and Lipper New York Intermediate Municipal Debt Funds Average from February 28, 1993 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Comparison of the Fund performance to the Lehman NY Competitive Intermediate (1-17 year maturities) Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper New York Intermediate Municipal Debt Funds Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN TAX FREE INCOME FUND
     As of February 28, 2003

                                   FUND FACTS

Inception:        1/1/1997          CUSIPS:      Class A           62826P825
Fund Net Assets:  $846                           Class B           62826P817
(in millions)                                    Select            62826T504

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for federal tax purposes and to protect the value of your investment by investing primarily in municipal obligations, had a total return of 3.06% (Select Shares) for the six-month period ended February 28, 2003. This compares with a 3.35% return for its benchmark index, the Lehman Municipal Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund slightly underperformed its benchmark during the semi-annual reporting period. One reason was our high-quality bias at a time when lower quality issues performed better. The Fund was overweight insured paper and high-quality uninsured paper. We were underweight hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. Then and now, we are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We also made what we consider to be a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias. Another detractor was our overweight in the 5- to 15-year portion of the yield curve, which under-performed the 20- to 30-year portion partly because of significant selling by insurance companies and arbitrage firms.

Q: HOW WAS THE FUND MANAGED?
A: We reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. We took advantage of the heavy supply of New York and California issues and overweighted that sector, funding the purchases by selling generic national paper where spreads have tightened. Early in the period, we overweighted noncallable and zero coupon bonds. We continued to focus on high-quality, liquid issues.

Q: WHAT IS THE OUTLOOK?
A: We expect the economy to grow slowly in 2003. To support the recovery, we believe the Fed will continue to keep interest rates low. When we see evidence of a sustained economic recovery, we plan to adopt a shorter duration strategy. We will continue to emphasize high-quality issues as long as municipal balance sheets remain challenged by economic conditions.

                                   (UNAUDITED)

As of February 28, 2003

AVERAGE ANNUAL TOTAL RETURNS

                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
  ---------------------------------------------------------------------------
  Class A Shares
    Without Sales Charge        7.21%         8.40%       5.53%        5.82%
    With Sales Charge*          2.35%         6.76%       4.56%        5.34%
  ---------------------------------------------------------------------------
  Class B Shares
    Without CDSC                6.24%         7.75%       5.15%        5.63%
    With CDSC**                 1.24%         6.88%       4.83%        5.63%
  ---------------------------------------------------------------------------
  Select Shares#                7.26%         8.39%       5.53%        5.82%
  ---------------------------------------------------------------------------

[CHART]

TEN-YEAR PERFORMANCE (2/28/93 TO 2/28/03)

             JPMORGAN TAX FREE INCOME        LEHMAN MUNICIPAL        LIPPER GENERAL MUNICIPAL
             FUND (SELECT SHARES)            BOND INDEX              DEBT FUNDS INDEX
 2/28/1993               $  1,000,000            $  1,000,000                   $  1,000,000
 3/31/1993               $    996,700            $    989,400                   $    988,500
 4/30/1993               $  1,003,278            $    999,393                   $    998,978
 5/31/1993               $  1,008,295            $  1,004,990                   $  1,004,273
 6/30/1993               $  1,021,100            $  1,021,773                   $  1,021,948
 7/31/1993               $  1,022,223            $  1,023,101                   $  1,021,335
 8/31/1993               $  1,040,521            $  1,044,382                   $  1,044,315
 9/30/1993               $  1,056,545            $  1,056,288                   $  1,056,324
10/31/1993               $  1,056,968            $  1,058,295                   $  1,058,014
11/30/1993               $  1,050,203            $  1,048,982                   $  1,047,329
12/31/1993               $  1,065,641            $  1,071,115                   $  1,068,275
 1/31/1994               $  1,075,551            $  1,083,326                   $  1,080,026
 2/28/1994               $  1,055,008            $  1,055,268                   $  1,053,565
 3/31/1994               $  1,031,060            $  1,012,318                   $  1,009,526
 4/30/1994               $  1,028,070            $  1,020,923                   $  1,012,858
 5/31/1994               $  1,032,388            $  1,029,805                   $  1,021,771
 6/30/1994               $  1,028,568            $  1,023,523                   $  1,015,334
 7/31/1994               $  1,038,751            $  1,042,254                   $  1,032,798
 8/31/1994               $  1,045,606            $  1,045,902                   $  1,036,103
 9/30/1994               $  1,036,719            $  1,030,527                   $  1,020,043
10/31/1994               $  1,021,894            $  1,012,183                   $  1,000,560
11/30/1994               $    998,594            $    993,863                   $    979,949
12/31/1994               $  1,024,957            $  1,015,728                   $  1,003,761
 1/31/1995               $  1,048,019            $  1,044,778                   $  1,034,276
 2/28/1995               $  1,072,018            $  1,075,181                   $  1,065,097
 3/31/1995               $  1,083,382            $  1,087,545                   $  1,074,896
 4/30/1995               $  1,091,291            $  1,088,850                   $  1,074,896
 5/31/1995               $  1,113,989            $  1,123,585                   $  1,109,185
 6/30/1995               $  1,107,194            $  1,113,810                   $  1,096,762
 7/31/1995               $  1,116,162            $  1,124,391                   $  1,103,891
 8/31/1995               $  1,123,417            $  1,138,670                   $  1,116,476
 9/30/1995               $  1,127,125            $  1,145,844                   $  1,123,509
10/31/1995               $  1,144,144            $  1,162,459                   $  1,141,261
11/30/1995               $  1,158,560            $  1,181,756                   $  1,163,972
12/31/1995               $  1,173,042            $  1,193,101                   $  1,177,358
 1/31/1996               $  1,182,192            $  1,202,168                   $  1,183,009
 2/29/1996               $  1,182,310            $  1,193,993                   $  1,174,491
 3/31/1996               $  1,162,448            $  1,178,710                   $  1,156,522
 4/30/1996               $  1,158,844            $  1,175,410                   $  1,151,664
 5/31/1996               $  1,158,844            $  1,174,940                   $  1,152,355
 6/30/1996               $  1,168,926            $  1,187,747                   $  1,163,072
 7/31/1996               $  1,179,212            $  1,198,555                   $  1,173,075
 8/31/1996               $  1,181,099            $  1,198,315                   $  1,172,488
 9/30/1996               $  1,196,099            $  1,215,092                   $  1,190,427
10/31/1996               $  1,210,094            $  1,228,822                   $  1,203,641
11/30/1996               $  1,230,786            $  1,251,310                   $  1,224,705
12/31/1996               $  1,220,940            $  1,246,054                   $  1,219,561
 1/31/1997               $  1,220,940            $  1,248,422                   $  1,219,439
 2/28/1997               $  1,230,585            $  1,259,907                   $  1,230,170
 3/31/1997               $  1,214,957            $  1,243,150                   $  1,215,039
 4/30/1997               $  1,226,742            $  1,253,593                   $  1,225,488
 5/31/1997               $  1,244,407            $  1,272,397                   $  1,243,135
 6/30/1997               $  1,256,104            $  1,286,011                   $  1,257,804
 7/31/1997               $  1,293,662            $  1,321,634                   $  1,295,538
 8/31/1997               $  1,279,949            $  1,309,211                   $  1,280,769
 9/30/1997               $  1,295,693            $  1,324,790                   $  1,296,907
10/31/1997               $  1,303,726            $  1,333,269                   $  1,305,466
11/30/1997               $  1,311,548            $  1,341,135                   $  1,312,908
12/31/1997               $  1,331,746            $  1,360,716                   $  1,334,177
 1/31/1998               $  1,345,996            $  1,374,731                   $  1,346,985
 2/28/1998               $  1,345,457            $  1,375,143                   $  1,346,985
 3/31/1998               $  1,345,592            $  1,376,381                   $  1,348,332
 4/30/1998               $  1,336,980            $  1,370,187                   $  1,340,107
 5/31/1998               $  1,361,848            $  1,391,836                   $  1,361,817
 6/30/1998               $  1,365,661            $  1,397,265                   $  1,366,719
 7/31/1998               $  1,369,758            $  1,400,758                   $  1,369,453
 8/31/1998               $  1,394,962            $  1,422,469                   $  1,390,816
 9/30/1998               $  1,413,654            $  1,440,250                   $  1,407,367
10/31/1998               $  1,409,272            $  1,440,250                   $  1,402,300
11/30/1998               $  1,413,077            $  1,445,291                   $  1,407,068
12/31/1998               $  1,418,164            $  1,448,904                   $  1,409,601
 1/31/1999               $  1,437,309            $  1,466,146                   $  1,424,965
 2/28/1999               $  1,427,823            $  1,459,695                   $  1,416,986
 3/31/1999               $  1,425,538            $  1,461,739                   $  1,417,552
 4/30/1999               $  1,431,668            $  1,465,393                   $  1,421,522
 5/31/1999               $  1,420,501            $  1,456,894                   $  1,411,429
 6/30/1999               $  1,395,784            $  1,435,915                   $  1,389,128
 7/31/1999               $  1,399,972            $  1,441,084                   $  1,391,629
 8/31/1999               $  1,386,252            $  1,429,555                   $  1,375,068
 9/30/1999               $  1,383,480            $  1,430,127                   $  1,371,493
10/31/1999               $  1,367,293            $  1,414,682                   $  1,352,429
11/30/1999               $  1,382,060            $  1,429,677                   $  1,365,277
12/31/1999               $  1,371,971            $  1,418,955                   $  1,352,307
 1/31/2000               $  1,366,208            $  1,412,853                   $  1,341,489
 2/29/2000               $  1,382,876            $  1,429,242                   $  1,360,538
 3/31/2000               $  1,411,916            $  1,460,543                   $  1,390,334
 4/30/2000               $  1,403,304            $  1,451,926                   $  1,380,740
 5/31/2000               $  1,392,919            $  1,444,376                   $  1,371,490
 6/30/2000               $  1,428,717            $  1,482,652                   $  1,406,874
 7/31/2000               $  1,450,862            $  1,503,260                   $  1,426,429
 8/31/2000               $  1,470,739            $  1,526,411                   $  1,448,824
 9/30/2000               $  1,462,356            $  1,518,473                   $  1,439,842
10/31/2000               $  1,477,711            $  1,535,025                   $  1,454,816
11/30/2000               $  1,490,567            $  1,546,691                   $  1,464,418
12/31/2000               $  1,532,154            $  1,584,894                   $  1,502,200
 1/31/2001               $  1,542,726            $  1,600,585                   $  1,513,466
 2/28/2001               $  1,550,439            $  1,605,706                   $  1,520,580
 3/31/2001               $  1,561,292            $  1,620,158                   $  1,533,352
 4/30/2001               $  1,533,345            $  1,602,660                   $  1,511,886
 5/31/2001               $  1,551,439            $  1,619,969                   $  1,529,121
 6/30/2001               $  1,564,471            $  1,630,823                   $  1,541,813
 7/31/2001               $  1,587,312            $  1,654,959                   $  1,566,173
 8/31/2001               $  1,617,630            $  1,682,266                   $  1,594,365
 9/30/2001               $  1,608,247            $  1,676,546                   $  1,581,291
10/31/2001               $  1,631,084            $  1,696,497                   $  1,597,736
11/30/2001               $  1,609,228            $  1,682,246                   $  1,581,439
12/31/2001               $  1,589,917            $  1,666,265                   $  1,564,676
 1/31/2002               $  1,618,377            $  1,695,091                   $  1,589,085
 2/28/2002               $  1,641,519            $  1,715,602                   $  1,608,313
 3/31/2002               $  1,602,451            $  1,681,976                   $  1,577,755
 4/30/2002               $  1,638,506            $  1,714,775                   $  1,606,470
 5/31/2002               $  1,646,863            $  1,725,235                   $  1,616,430
 6/30/2002               $  1,665,308            $  1,743,522                   $  1,631,948
 7/31/2002               $  1,689,288            $  1,766,014                   $  1,652,837
 8/31/2002               $  1,708,444            $  1,787,206                   $  1,669,035
 9/30/2002               $  1,752,692            $  1,826,346                   $  1,704,585
10/31/2002               $  1,712,030            $  1,796,028                   $  1,668,277
11/30/2002               $  1,701,929            $  1,788,485                   $  1,662,105
12/31/2002               $  1,743,967            $  1,826,222                   $  1,699,502
 1/31/2003               $  1,731,584            $  1,821,656                   $  1,688,965
 2/28/2003               $  1,761,141            $  1,847,160                   $  1,714,637

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales Charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/93, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Free Income Fund, Lehman Municipal Bond Index, and Lipper General Municipal Debt Funds Index from February 28, 1993 to February 28, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN CALIFORNIA BOND FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- 90.7%

             STATE AND MUNICIPAL OBLIGATIONS -- 90.7%
             California -- 77.4%
$   3,890    Anaheim Public Financing Authority, Convention
               Center Project, Ser. A, Rev., AMBAC, 5.50%,
               08/01/12 +                                                $     4,480
      250    Bell Community Redevelopment Agency, Tax
               Allocation, Bell Redevelopment Project Area, FSA,
               6.30%, 11/01/13 +                                                 263
    1,000    Beverly Hills Unified School District, Capital
               Appreciation, Ser. A, GO, 0.00%, 08/01/16 +                       543
      260    Burlingame Financing Authority, Rev., 4.75%,
               10/15/11 +                                                        284
    1,000    California Educational Facilities Authority,
               Claremont University Center, Ser. 1998-C, Rev.,
               2.55%, 05/01/28 +                                               1,002
      140    California Educational Facilities Authority,
               Dominican University, Rev., 4.85%, 12/01/06                       153
      750    California Educational Facilities Authority, Stanford
               University, Ser. P, Rev., 5.25%, 12/01/13                         856
    1,100    California Educational Facilities Authority,
               University of Southern California, Ser. A, Rev.,
               5.60%, 10/01/06                                                 1,254
    1,460    California State Department of Water Resources,
               Central Valley Project, Ser. J-3, Rev., 7.00%,
               12/01/12                                                        1,849
      540    California State Department of Water Resources,
               Central Valley Project, Ser. J-3, Rev., (p), 7.00%,
               12/01/12                                                          706
    3,335    California State Department of Water Resources,
               Rev., 5.50%, 12/01/08                                           3,868
      665    California State Department of Water Resources,
               Rev., (p), 5.50%, 12/01/08                                        782
    4,759    California State University, California State
               Polytechnic University Pamona, Campus Energy
               Project, Tax Exempt Master Lease, Rev., 5.06%,
               03/15/14 +                                                      5,030
      120    California State, GO, MBIA-IBC, 6.25%, 10/01/19                     123
    1,900    California Statewide Communities Development
               Authority, Catholic Healthcare West, COP, 6.00%,
               07/01/09                                                        2,106
    4,000    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. C, Adj., Rev.,
               3.70%, 11/01/29                                                 4,114
      490    Carson Redevelopment Agency, Redevelopment
               Project Area No. 1, Tax Allocation, MBIA, 5.50%,
               10/01/14                                                          566
      150    Coachella Valley Recreation & Park District,
               Improvement Bond Act of 1915, Reassessment
               District 1, Special Assessment, MBIA, 4.63%,
               09/02/10                                                          165
    1,500    Contra Costa Transportation Authority, Sales Tax,
               Ser. A, Rev., FGIC, 6.00%, 03/01/06                             1,692

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             California -- Continued
$   1,850    Contra Costa Water District, Ser. G, Rev., (p), MBIA,
               5.75%, 10/01/04                                           $     2,023
    2,500    Contra Costa Water District, Ser. K, Rev., FSA,
               5.50%, 10/01/11                                                 2,890
    2,505    Corona Community Facilities District, Corona Facilities,
               No. 97-2, Eagle Glen, Special Tax, 5.75%, 09/01/16              2,574
    2,500    Duarte Redevelopment Agency, Single Family
               Mortgage, Mortgage Backed Securities Program,
               Ser. A, Rev., (p), 6.88%, 11/01/11                              3,203
    1,535    El Monte City School District, Ser. A, GO, FSA,
               6.25%, 05/01/20                                                 1,790
    1,000    Fallbrook Union High School District, San Diego
               County, GO, FGIC, 5.38%, 09/01/12                               1,143
    1,000    Foothill Eastern Transportation Corridor Agency,
               California Toll Road, Senior Lien, Ser. A, Rev., (p),
               6.00%, 01/01/07                                                 1,154
      525    Foothill-De Anza Community College District, GO,
               FGIC, 5.50%, 08/01/12                                             605
    1,000    Fremont-Newark Community College District,
               Ser. A, GO, MBIA, 5.50%, 08/01/13                               1,141
      100    Fullerton University Foundation, Ser. A, Rev.,
               MBIA, 5.50%, 07/01/10                                             115
      100    Fullerton University Foundation, Ser. A, Rev.,
               MBIA, 5.50%, 07/01/11                                             115
      570    Golden West Schools Financing Authority, Ser. A,
               Rev., MBIA, 5.80%, 02/01/16                                       673
    1,000    Long Beach, California, Long Beach Harbor, Rev.,
               MBIA, 6.00%, 05/15/06                                           1,106
      500    Los Angeles County Community Facilities District
               No. 3, Improvement Area B, Special Tax, Ser. A,
               AMBAC, 5.63%, 09/01/11                                            575
    1,395    Los Angeles County Community Facilities District
               No. 3, Improvement Area B, Special Tax, Ser. A,
               AMBAC, 5.63%, 09/01/13                                          1,585
    1,000    Los Angeles County Community Facilities District
               No. 3, Improvement Area B, Special Tax, Ser. A,
               AMBAC, 5.63%, 09/01/14                                          1,136
    2,500    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, 1st Ser., Ser. B, Rev., FSA,
               5.25%, 07/01/11                                                 2,835
    5,000    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Ser. A, Rev., FSA, 5.00%,
               07/01/16 +                                                      5,395
    1,000    Los Angeles County Public Works Financing
               Authority, Multiple Capital Facilities Project, Ser. B,
               Rev., AMBAC, 6.00%, 12/01/07                                    1,174
    4,255    Los Angeles Harbor Department, Ser. A, Rev.,
               AMBAC, 5.50%, 08/01/05                                          4,645
    4,405    Los Angeles Unified School District, COP, Ser. B,
               FSA, 5.00%, 10/01/06                                            4,931
      125    Los Angeles Unified School District, Ser. A, GO,
               FGIC, 6.00%, 07/01/15                                             150

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             California -- Continued
$   1,300    Los Angeles, California, American Academy of
               Dramatic Arts, COP, Ser. A, Adj., 4.70%, 11/01/30         $     1,394
      500    Los Angeles, California, Department of Water &
               Power Systems, Ser. A-A-1, Rev., 5.25%, 07/01/04                  527
    5,110    Los Angeles, California, Sonnenblick Del Rio, West
               Los Angeles, COP, AMBAC, 6.13%, 11/01/15                        6,074
    1,000    Modesto Irrigation District Financing Authority,
               Ser. A, Rev., MBIA, 5.45%, 10/01/07                             1,136
    4,750    Northern California Power Agency,
               California-Oregon Transportation Project, Ser. A,
               Rev., MBIA, 7.00%, 05/01/13                                     6,008
      560    Northern California Power Agency, Public Power,
               Ser. A, Rev., AMBAC, 5.80%, 07/01/09                              655
    6,000    Oakland Joint Powers Financing Authority, Oakland
               Convention Centers, Rev., AMBAC, 5.50%,
               10/01/12                                                        6,924
    1,000    Orange County Local Transportation Authority,
               Measure M, 2nd Ser., Sales Tax, Ser. A, Rev., MBIA,
               5.25%, 02/15/05                                                 1,079
    2,000    Orange County Public Financing Authority, Waste
               Management Systems, Rev., AMBAC, 5.75%,
               12/01/09                                                        2,302
      600    Pacifica, California, Street Improvement Project,
               COP, AMBAC, 5.75%, 11/01/19                                       673
    2,000    Pasadena, California, Old Pasadena Packing
               Facilities Project, COP, 6.25%, 01/01/18                        2,348
    2,490    Pittsburg Redevelopment Agency, Tax Allocation,
               Los Medanos Community Development Project,
               Ser. A, MBIA, 5.25%, 08/01/15                                   2,818
      425    Port of Oakland, Ser. K, Rev., FGIC, 5.25%, 11/01/07                478
      360    Rancho Water District Financing Authority, Ser. A,
               Rev., FSA, 5.50%, 08/01/10                                        416
    1,210    Richmond, California, Taxable Limited Obligation
               Pension, Ser. A, GO, MBIA, 7.02%, 08/01/05                      1,354
       35    Richmond, California, Wastewater, Rev., FGIC,
               5.20%, 08/01/11                                                    40
    1,250    Riverside County Transportation Commission, Sales
               Tax, Ser. A, Rev., FGIC, 6.00%, 06/01/09                        1,467
      250    Sacramento County Sanitation District, Financing
               Authority, Ser. A, Rev., 5.25%, 12/01/12                          281
      150    Sacramento County Sanitation District, Financing
               Authority, Ser. A, Rev., 5.75%, 12/01/10                          176
    1,200    Sacramento Regional County Sanitation District,
               GO, 5.00%, 08/01/04                                             1,265
    1,000    San Bernardino, California, Single Family Mortgage,
               Ser. A, Rev., (p), 7.50%, 05/01/23                              1,340
    1,200    San Diego County Regional Transportation
               Commission, Sales Tax, 2nd Ser., Ser. A, Rev.,
               AMBAC, 6.00%, 04/01/06                                          1,356
    3,790    San Francisco Bay Area Transit Financing Authority,
               Bridge Toll Notes, Rev., 5.25%, 08/01/03                        3,853

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             California -- Continued
$   1,170    San Francisco City & County Airports Commission,
               International Airport, Issue 27-B, 2nd Ser., Rev.,
               FGIC, 5.25%, 05/01/13                                     $     1,307
    1,000    San Francisco City & County Airports Commission,
               Issue 15-B, 2nd Ser., Rev., FSA, 5.50%, 05/01/06                1,121
    1,175    San Francisco City & County Redevelopment
               Financing Authority, San Francisco Redevelopment
               Project, Tax Allocation, Ser. C, FGIC, 5.00%, 08/01/18          1,250
    1,100    San Francisco City & County Redevelopment
               Financing Authority, San Francisco Redevelopment
               Project, Tax Allocation, Ser. C, FGIC, 5.25%, 08/01/14          1,233
    1,005    San Francisco City & County Redevelopment
               Financing Authority, San Francisco Redevelopment
               Project, Tax Allocation, Ser. C, FGIC, 5.25%, 08/01/15          1,120
    2,000    San Francisco City & County Redevelopment
               Financing Authority, San Francisco Revelopment
               Project, Tax Allocation, Ser. B, FGIC, 5.00%, 08/01/11          2,234
    5,000    San Jose Financing Authority, Civic Center Project,
               Adj., Ser. D, Adj., Rev., AMBAC, 5.00%, 06/01/38                5,509
    1,240    San Jose Redevelopment Agency, Merged Area
               Redevelopment Project, Tax Allocation, MBIA, 6.00%,
               08/01/07                                                        1,441
    3,000    San Jose Redevelopment Agency, Merged Area
               Redevelopment Project, Tax Allocation, MBIA, 6.00%,
               08/01/15                                                        3,614
    4,000    San Marcos University Corp., Auxiliary
               Organization, Rev., 3.35%, 07/01/32                             4,133
      585    San Mateo County Community College District,
               Election of 2001, Ser. A, GO, FGIC, 5.38%, 09/01/19               643
      250    San Mateo County Joint Powers Authority, Capital
               Projects Program, Rev., MBIA, 6.50%, 07/01/15                     313
    2,445    Santa Ana Financing Authority, Police
               Administration & Holding Facility, Ser. A, Rev.,
               MBIA, 6.25%, 07/01/24                                          3,014
    1,000    Santa Clara County Financing Authority, Ser. A,
               Rev., AMBAC, 5.75%, 11/15/13                                    1,181
    2,605    South Bayside Waste Management Authority, Solid
               Waste System, Rev., AMBAC, 6.13%, 03/01/17                      3,056
    1,200    South Orange County Public Financing Authority,
               Special Tax, Senior Lien, Ser. A, MBIA, 6.20%,
               09/01/13                                                        1,252
    3,750    Southern California Public Power Authority, San
               Juan Unit 3, Power Project, Ser. A, Rev., FSA,
               5.50%, 01/01/14                                                 4,299
    1,000    Turlock Irrigation District, Ser. A, Rev., MBIA,
               6.00%, 01/01/07                                                 1,144
    1,000    University of California, UC Medical Center, Rev.,
               AMBAC, 10.00%, 07/01/06                                         1,263
    4,000    Walnut Valley Unified School District, Ser. A, GO,
               MBIA, 7.20%, 02/01/16                                           5,120
                                                                         -----------
                                                                             159,005

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Connecticut -- 1.3%
$   2,040    Connecticut State, Residual Certificates, Ser. 529-Y,
               GO, Inverse Floater, 9.51%, 12/15/09                      $     2,687

             Michigan -- 1.1%
    2,000    Michigan State Hospital Finance Authority,
               Ascension Health Credit, Ser. B, Adj., Rev., 5.30%,
               11/15/33                                                        2,219

             New York -- 1.9%
    3,500    New York State Dormitory Authority, Ser. B, Adj.,
               Rev., 5.25%, 11/15/23                                           3,821

             Puerto Rico -- 8.8%
    1,500    Puerto Rico Commonwealth, GO, (p), 6.45%,
               07/01/04                                                        1,629
      115    Puerto Rico Commonwealth, Public Improvement,
               GO, 5.00%, 07/01/07                                               127
    1,400    Puerto Rico Commonwealth, Public Improvement,
               GO, MBIA-IBC, 3.00%, 07/01/06                                   1,406
    3,000    Puerto Rico Commonwealth, Public Improvement,
               GO, MBIA-IBC, 3.00%, 07/01/06                                   3,013
    4,250    Puerto Rico Commonwealth, Public Improvement,
               GO, MBIA-IBC, 6.00%, 07/01/29                                   4,737
    3,000    Puerto Rico Electric Power Authority, Ser. BB, Rev.,
               MBIA, 6.00%, 07/01/11                                           3,574
      125    Puerto Rico Electric Power Authority, Ser. Z, Rev.,
               5.10%, 07/01/06                                                   136
    2,140    Puerto Rico Highway & Transport Authority, Ser. E,
               Rev., FSA, 5.50%, 07/01/11                                      2,472
      420    Puerto Rico Highway & Transportation Authority,
               Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/15                           488
      500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               FSA, 5.75%, 08/01/13                                              574
                                                                         -----------
                                                                              18,156

             Virgin Islands -- 0.2%
      375    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Lien Notes, Ser. A, Rev., 5.63%,
               10/01/10                                                          402
             -----------------------------------------------------------------------
             Total State and Municipal Obligations                           186,290
             (Cost $174,419)
------------------------------------------------------------------------------------
     Short-Term Investment - 9.3%

   SHARES
             MONEY MARKET FUND -- 9.3%
   19,116    JPMorgan Tax Free Money Market Fund (a)                          19,116
             (Cost $19,116)
------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                 $   205,406
             (Cost $193,535)
------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- 94.6%

             STATE AND MUNICIPAL OBLIGATIONS -- 94.6%
             Alabama -- 0.6%
$   8,485    Alabama Public School & College Authority,
               Capital Improvement, Ser. D, Rev., 5.25%,
               08/01/05 +                                                $     9,255
    1,000    Shelby County Board of Education, Capital Outlay
               School Warrants, AMBAC, 5.70%, 02/01/09                         1,093
                                                                         -----------
                                                                              10,348

             Arizona -- 0.4%
    2,765    Arizona Health Facilities Authority, Catholic
               Healthcare West, Ser. A, Rev., 6.13%, 07/01/09 +                3,067
    4,035    Phoenix IDA, Single Family Mortgage,
               Ser. 2-A, Adj., Rev, 3.50%, 03/01/28                            4,358
                                                                         -----------
                                                                               7,425

             California -- 14.8%
    5,000    Alameda County, COP, Ser. A, MBIA,
               5.38%,12/01/10 +                                                5,763
    1,725    Alvord Unified School District, Ser. A, GO,
               MBIA, 5.90%, 02/01/17 +                                         2,053
    3,520    Anaheim Public Financing Authority, Convention
               Center Project, Ser. A, Rev., AMBAC, 5.50%,
               08/01/11 +                                                      4,060
   35,000    Bay Area Governments Association, Bay Area
               Rapid Transit, FTA Capital Grant, Ser. A, Rev.,
               AMBAC, 4.88%, 06/15/09 +                                       36,561
    1,840    California State Department of Water Resources,
               Central Valley Project, Ser. J-1, Adj., Rev, 7.00%,
               12/01/12                                                        2,318
      680    California State Department of Water Resources,
               Central Valley Project, Ser. J-1, Rev., (p), 7.00%,
               12/01/12                                                          883
   20,000    California State Department of Water Resources,
               Power Supply, Residual Certificates, Ser. 776-Y,
               Rev., AMBAC, 9.69%, 05/01/15                                   25,050
   15,515    California State, GO, 5.00%, 10/01/14                            16,490
   10,765    California Statewide Communities Development
               Authority, Catholic Healthcare West, COP,
               6.00%, 07/01/09                                                11,930
   10,435    Contra Costa Water District, Ser. K, Rev., FSA,
               5.50%, 10/01/14                                                11,939
    1,115    Gilroy Unified School District, Measure J Capital
               Projects, COP, MBIA, 5.50%, 09/01/11                            1,288
    2,395    Los Angeles Community Redevelopment Agency,
               Tax Allocation, Hollywood Redevlopment
               Project, Ser. C, MBIA, 5.50%, 07/01/16                          2,763
    3,000    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, 1st Ser., Ser. B, Rev., FSA,
               5.25%, 07/01/11                                                 3,402

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             California -- Continued
$   2,000    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Ser. A, Rev., FSA, 5.00%,
               07/01/11                                                  $     2,232
    3,000    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Ser. A, Rev., FSA, 5.00%,
               07/01/16                                                        3,237
    5,500    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Ser. A, Rev., FSA, 5.00%,
               07/01/17                                                        5,892
    9,030    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Ser. A, Rev., FSA, 5.00%,
               07/01/18                                                        9,610
    2,500    Los Angeles County Public Works Financing
               Authority, Ser. A, Rev., MBIA, 6.00%, 09/01/06                  2,867
    1,700    Los Angeles Unified School District, Election of
               1997, Ser. E, GO, MBIA, 5.00%, 07/01/11                         1,897
    1,015    Los Angeles Unified School District, Ser. A, GO,
               FGIC, 6.00%, 07/01/08                                           1,191
    7,555    Los Angeles Unified School District, Ser. A, GO,
               MBIA, 5.38%, 07/01/17                                           8,396
    3,720    Oakland Redevelopment Agency, Central District
               Redevelopment, Tax Allocation, FGIC, 5.00%,
               09/01/10                                                        4,166
    5,000    Oakland Redevelopment Agency, Central District
               Redevelopment, Tax Allocation, FGIC, 5.50%,
               09/01/17                                                        5,593
    3,000    Oakland Redevelopment Agency, Central District
               Redevelopment, Tax Allocation, FGIC, 5.50%,
               09/01/18                                                        3,348
    7,895    Oakland Redevelopment Agency, Central District
               Redevelopment, Tax Allocation, FGIC, 5.50%,
               09/01/19                                                        8,756
    1,460    Pleasant Valley School District-Ventura County,
               Ser. A, GO, MBIA, 5.85%, 02/01/18                               1,739
    5,340    San Diego Public Facilities Financing Authority,
               Water System, Rev., MBIA, 5.00%, 08/01/12                       5,939
   10,250    San Diego Public Facilities Financing Authority,
               Water System, Rev., MBIA, 5.00%, 08/01/13                      11,356
    4,000    San Francisco City & County Redevelopment
               Financing Authority, San Francisco Revelopment
               Project, Tax Allocation, Ser. B, FGIC, 5.25%,
               08/01/12                                                        4,528
    2,000    San Francisco City & County Redevelopment
               Financing Authority, San Francisco Revelopment
               Project, Tax Allocation, Ser. B, FGIC, 5.25%,
               08/01/13                                                        2,269
    5,745    San Francisco City & County Redevelopment
               Financing Authority, San Francisco Revelopment
               Project, Tax Allocation, Ser. B, FGIC, 5.25%,
               08/01/15                                                        6,427

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             California -- Continued
$   6,025    San Francisco City & County Redevelopment
               Financing Authority, San Francisco Revelopment
               Project, Tax Allocation, Ser. B, FGIC, 5.25%,
               08/01/16                                                  $     6,686
    2,325    San Francisco City & County Redevelopment
               Financing Authority, San Francisco Revelopment
               Project, Tax Allocation, Ser. B, FGIC, 5.25%,
               08/01/17                                                        2,561
   17,075    San Jose Financing Authority, Civic Center Project,
               Adj., Ser. D, Adj., Rev., AMBAC, 5.00%, 06/01/38               18,815
    2,835    Solano County, COP, MBIA, 5.00%, 11/01/11                         3,176
    2,000    Solano County, COP, MBIA, 5.25%, 11/01/13                         2,261
    2,000    Solano County, COP, MBIA, 5.25%, 11/01/16                         2,215
    5,500    Southern California Public Power Authority,
               Power Project, San Juan Power, Ser. B, Adj.,
               Rev., FSA, 5.25%, 01/01/20                                      6,165
    5,000    Southern California Public Power Authority,
               San Juan Unit 3, Power Project, Ser. A, Rev.,
               FSA, 5.38%, 01/01/12                                            5,671
    5,000    Southern California Public Power Authority,
               San Juan Unit 3, Power Project, Ser. A, Rev.,
               FSA, 5.50%, 01/01/13                                            5,742
    1,100    Southern California Public Power Authority,
               Southern Transmission Project, Ser. B, Rev.,
               FSA, 5.00%, 07/01/11                                            1,228
    1,650    Southern California Public Power Authority,
               Southern Transmission Project, Ser. B, Rev.,
               FSA, 5.00%, 07/01/12                                            1,834
    1,400    Tulare County, Ser. G, Rev., 6.40%, 06/01/14                      1,400
                                                                         -----------
                                                                             271,697

             Colorado -- 0.2%
    3,000    Eagle County School District No. RE- 50J, Eagle,
               Garfield & Routt Counties, GO, (p), FGIC,
               6.13%, 12/01/04                                                 3,318

             Connecticut -- 2.5%
    4,735    Connecticut State Special Tax, Transportation
               Infrastructure, Tax Obligation, Ser. A, Rev.,
               TRAN, (p), FGIC, 5.40%, 06/01/05                                5,220
    2,815    Connecticut State Special Tax, Transportation
               Infrastructure, Tax Obligation, Ser. A,
               TRAN, (p), 6.60%, 06/01/03                                      2,853
   19,405    Connecticut State, Residual Certificates,
               Ser. 529-Y, GO, Inverse Floater, 9.51%, 12/15/09               25,555
    7,240    Connecticut State, Ser. B, GO, (p), 5.88%, 06/15/10               8,581
    3,905    Waterbury, Connecticut, Ser. A, GO, FSA,
               5.50%, 04/01/13                                                 4,457
                                                                         -----------
                                                                              46,666

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Delaware -- 0.2%
$   3,000    Delaware Transportation Authority, Motor Fuel
               Tax, Rev., AMBAC, 6.00%, 07/01/05                         $     3,321

             District of Columbia -- 0.6%
      770    District of Columbia, Ser. A, GO, (p), MBIA-IBC,
               6.00%, 06/01/07                                                   894
    2,450    District of Columbia, Ser. A, GO, MBIA-IBC,
               6.00%, 06/01/07                                                 2,812
    6,795    District of Columbia, Ser. C, GO, (p), FGIC,
               5.25%, 12/01/03                                                 7,007
                                                                         -----------
                                                                              10,713

             Florida -- 2.8%
    3,000    Coral Springs Improvement District, Water &
               Sewer, GO, MBIA, 6.00%, 06/01/10                                3,400
    2,000    Dade County, Aviation, Ser. B, Rev., AMBAC,
               6.40%, 10/01/06                                                 2,183
    1,495    Florida State Board of Education, Capital Outlay,
               Public Education, Ser. B, GO, 5.25%, 06/01/12                   1,697
    2,000    Florida State Department of Corrections,
               Okeechobee Correctional, COP, AMBAC,
               6.00%, 03/01/08                                                 2,195
   30,000    Orlando Utilities Commission, Water & Electric,
               Multi-Modal, Ser. A, Adj., Rev., 4.10%, 10/01/23               32,443
   10,250    Orlando Utilities Commission, Water & Electric,
               Ser. A, Rev., BAN, 3.25%, 09/01/03                             10,339
                                                                         -----------
                                                                              52,257

             Georgia -- 1.8%
    1,720    Forsyth County School District, GO, 5.00%, 07/01/12               1,906
    2,630    Fulton County School District, GO, 6.38%, 05/01/14                3,268
    1,250    Georgia Municipal Electric Authority, Power,
               Ser. A, Rev., 6.50%, 01/01/12                                   1,480
    5,000    Georgia Municipal Electric Authority, Power,
               Ser. DD, Rev., MBIA-IBC, 7.00%, 01/01/08                        6,012
    6,000    Georgia State, Ser. B, GO, 7.20%, 03/01/07                        7,170
    3,000    Georgia State, Ser. B, GO, 6.30%, 03/01/10                        3,597
    2,500    Gwinnette County School District, Ser. B, GO,
               6.40%, 02/01/08                                                 2,938
    5,000    Metropolitan Atlanta Rapid Transportation
               Authority, Ser. P, Rev., AMBAC, 6.25%, 07/01/11                 6,059
                                                                         -----------
                                                                              32,430

             Hawaii -- 0.1%
    2,000    Honolulu City & County, Ser. A, GO, 7.35%, 07/01/06               2,357

             Illinois -- 3.4%
   10,000    Chicago Metropolitan Water Reclamation
               District, Capital Improvement Bonds, GO, (p),
               5.50%, 12/01/12                                                11,574
   10,025    Chicago Metropolitan Water Reclamation District,
               GO, 5.50%, 12/01/09                                            11,571

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Illinois -- Continued
$   6,055    Chicago O'Hare International Airport, Passenger
               Facilities Charge, Ser. A, Rev., AMBAC,
               5.38%, 01/01/07                                           $     6,664
    1,245    Chicago Park District, Harbor Facilities, Rev.,
               5.38%, 01/01/06                                                 1,359
    1,500    Chicago, Metropolitan Water Reclamation
                District, Capital Improvement Bonds, GO, (p),
               7.00%, 01/01/08                                                 1,811
    3,000    Illinois Development Finance Authority, IDR,,
               Rev., 4.90%, 08/01/28                                           3,171
    1,665    Illinois Health Facilities Authority, Rev.,
               6.63%, 02/15/12                                                 1,909
    3,770    Illinois Health Facilities Authority, Riverside
               Health Systems, Rev., 6.75%, 11/15/10                           4,417
    1,810    Illinois State, 1st Ser., GO, 5.25%, 08/01/05                     1,972
    2,565    Illinois State, 1st Ser., GO, 5.50%, 08/01/06                     2,874
    4,000    Illinois State, 1st Ser., GO, 5.50%, 08/01/07                     4,532
    1,320    Illinois State, GO, 5.50%, 08/01/06                               1,414
    2,000    Illinois State, GO, (p), MBIA, 5.25%, 06/01/08                    2,294
       50    Metropolitan Pier & Exposition Authority,
               Dedicated State Tax, Ser. A-2002, Rev.,
               8.50%, 06/15/06                                                    61
    1,330    Metropolitan Pier & Exposition Authority,
               Dedicated State Tax, Ser. A-2002, Rev., (p),
               8.50%, 06/15/06                                                 1,619
    1,000    Regional Transportation Authority, Ser. B, GO,
               AMBAC, 6.40%, 06/01/12                                          1,218
    2,810    Regional Transportation Authority, Ser. D, Rev.,
               FGIC, 7.75%, 06/01/07                                           3,428
                                                                         -----------
                                                                              61,888

             Indiana -- 0.7%
   10,735    Indiana Housing Finance Authority, Single Family
               Mortgage, Ser. D-2, Rev., 3.60%, 01/01/32                      10,813
    2,600    Indiana Municipal Power Agency, Power Supply
               Systems, Ser. B, Rev., MBIA, 5.63%, 01/01/05                    2,801
                                                                         -----------
                                                                              13,614

             Iowa -- 0.4%
    2,095    Iowa Finance Authority, Hospital Facilities, Rev.,
               6.75%, 02/15/15                                                 2,341
    2,385    Iowa Finance Authority, Hospital Facilities, Rev.,
               6.75%, 02/15/16                                                 2,659
    2,440    Iowa Finance Authority, Hospital Facilities, Rev.,
               6.75%, 02/15/17                                                 2,699
                                                                         -----------
                                                                               7,699

             Kentucky -- 0.0% ^
       40    Owensboro, Kentucky, Electric Light & Power,
               Rev., (p), 10.50%, 01/01/04                                        43

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Louisiana -- 0.2%
$   3,500    Lake Charles Harbor & Terminal District, Reynolds
               Metals Co. Project, Rev., 5.50%, 05/01/06                 $     3,500

             Maryland -- 1.4%
    3,335    Maryland State Stadium Authority, Lease,
               Convention Center Expansion, Rev., AMBAC,
               5.75%, 12/15/08                                                 3,634
    3,535    Maryland State Stadium Authority, Lease,
               Convention Center Expansion, Rev., AMBAC,
               5.80%, 12/15/09                                                 3,855
    6,500    Maryland State Transportation Authority,
               Transportation Facilities Project, Special
               Obligation, Rev., 5.80%, 07/01/06                               7,328
    9,502    State of Maryland, Tax Exempt MSR Lease,
               5.19%, 07/01/16                                                10,204
                                                                         -----------
                                                                              25,021

             Massachusetts -- 4.6%
    5,000    Chelsea, Massachusetts, School Project Loan
               Act of 1948, Chelsea School Project, GO, (p),
               AMBAC, 5.90%, 06/15/04                                          5,406
    5,650    Massachusetts Bay Transportation Authority,
               General Transportation Systems, Ser. A, Rev.,
               7.00%, 03/01/08                                                 6,787
    2,045    Massachusetts Bay Transportation Authority,
               General Transportation Systems, Ser. A, Rev.,
               MBIA, 5.50%, 03/01/14                                           2,346
    6,750    Massachusetts Health and Educational Facilities
               Authority, Harvard University, Ser. Z, Rev.,
               5.00%, 01/15/07                                                 7,472
    3,000    Massachusetts Housing Finance Agency,
               Residential Development, Ser. C, Rev., (p),
               6.45%, 05/15/03                                                 3,062
    1,495    Massachusetts State College Building Authority,
               Ser. A, Rev., 7.50%, 05/01/11                                   1,915
   10,000    Massachusetts State Turnpike Authority, Ser. A,
               Rev., (p), 5.00%, 01/01/13                                     11,024
    9,500    Massachusetts State Water Pollution Abatement,
               MWRA Program, Sub Ser. A, Rev., 6.00%, 08/01/15                11,011
    2,000    Massachusetts State Water Resources Authority,
               Ser. A, Rev., FSA, 5.50%, 08/01/13                              2,310
    3,000    Massachusetts State Water Resources Authority,
               Ser. C, Rev., FGIC, 5.25%, 12/01/15                             3,393
    5,000    Massachusetts State, CONS, Ser. E, GO,
               5.50%, 01/01/09                                                 5,662
   18,620    Massachusetts State, Federal Highway, Ser. A,
               Rev., GAN, FSA, 5.75%, 12/15/12                                21,413
    1,980    Southeastern Massachusetts University Building
               Authority, Ser. A, Rev., AMBAC, 5.90%, 05/01/09                 2,182
    1,000    Southeastern Massachusetts University Building
               Authority, Ser. A, Rev., AMBAC, 5.90%, 05/01/10                 1,104
                                                                         -----------
                                                                              85,087

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Michigan -- 5.6%
$   3,910    Grand Rapids, Michigan, Water Supply, Rev., FGIC,
               5.75%, 01/01/13                                           $     4,482
   13,050    Michigan State Hospital Finance Authority,
               Ascension Health Credit, Ser. A, Rev., MBIA,
               6.25%, 11/15/15                                                15,101
   10,000    Michigan State Hospital Finance Authority,
               Ascension Health Credit, Ser. B, Adj., Rev.,
               5.30%, 11/15/33                                                11,094
    1,000    Michigan State Hospital Finance Authority,
               Edward W. Sparrow Hospital Obligation Group,
               Rev., 5.25%, 11/15/07                                           1,081
    1,750    Michigan State Hospital Finance Authority,
               Edward W. Sparrow Hospital Obligation Group,
               Rev., 5.25%, 11/15/09                                           1,887
    3,570    Michigan State Hospital Finance Authority,
               Edward W. Sparrow Hospital Obligation Group,
               Rev., 5.25%, 11/15/10                                           3,832
    2,905    Michigan State Hospital Finance Authority, Mercy
               Health Services, Ser. T, Rev., 5.75%, 08/15/04                  3,066
    3,755    Michigan State Hospital Finance Authority,
               Trinity Health, Ser. A, Rev., 5.50%, 12/01/05                   4,090
    4,160    Michigan State Hospital Finance Authority,
               Trinity Health, Ser. A, Rev., 6.00%, 12/01/11                   4,744
    4,405    Michigan State Hospital Finance Authority,
               Trinity Health, Ser. A, Rev., 6.00%, 12/01/12                   4,992
   10,750    Michigan State Trunk Line, Ser. A, Rev.,
               5.25%, 11/01/13                                                12,213
    3,565    Michigan State Underground Storage Tank
               Financial Assurance Authority, Ser. I, Rev.,
               AMBAC, 5.75%, 05/01/10                                          3,983
   16,000    Monroe County Economic Development Corp.,
               Limited Obligation, Detroit Edison Co., Ser. CC,
               Rev., Adj. AMBAC, 4.65%, 10/01/24                              17,217
   10,000    Wayne Charter County, Detroit Metropolitan,
               Wayne Charter Airport, Ser. A, Rev., MBIA,
               5.25%, 12/01/06                                                11,051
    3,780    Wayne Charter County, Detroit Metropolitan,
               Wayne Charter Airport, Ser. A, Rev., MBIA,
               5.50%, 12/01/07                                                 4,281
                                                                         -----------
                                                                             103,114

             Minnesota -- 0.8%
    5,000    University of Minnesota, Ser. A, Rev.,
               5.75%, 07/01/10                                                 5,820
    8,000    University of Minnesota, Ser. A, Rev.,
               5.75%, 07/01/15                                                 9,444
                                                                         -----------
                                                                              15,264

             Mississippi -- 1.2%
    2,505    Mississippi Higher Education Assistance Corp.,
               Ser. B, Rev., 5.60%, 09/01/04                                   2,567

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Mississippi -- Continued
$   4,000    Mississippi State, Capital Improvements Issue,
               Ser. I, GO, (p), 5.50%, 11/01/06                          $     4,552
    2,000    Mississippi State, GO, 5.75%, 12/01/12                            2,357
   10,935    Mississippi State, GO, (p), 6.20%, 02/01/08                      12,734
                                                                         -----------
                                                                              22,210

             Missouri -- 1.2%
   18,160    Missouri Housing Development Commission,
               Homeowner Loan Program, Single Family
               Mortgage, Ser. C-1, Adj., Rev., 3.50%, 09/01/34                19,466
    1,105    Missouri State Environmental Improvement &
               Energy Resources Authority, State Revolving
               Funds Program, Ser. B, Rev., 5.50%, 07/01/12                    1,283
    1,265    Missouri State Health & Educational Facilities
               Authority, University of Missouri, Columbia
               Arena Project, Rev., 5.00%, 11/01/11                            1,417
                                                                         -----------
                                                                              22,166

             Nebraska -- 0.3%
    5,245    NEBHELP, Inc., Sub Ser. A-5B, Rev., MBIA,
               6.20%, 06/01/13                                                 5,838

             Nevada -- 0.6%
    8,200    Clark County School District, Ser. A, GO,
               MBIA, 7.00%, 06/01/11                                          10,195
    1,000    Nevada State, 6.75%, 07/01/03                                     1,018
                                                                         -----------
                                                                              11,213

             New Hampshire -- 0.3%
    4,900    New Hampshire Higher Educational & Health
               Facilities Authority, Dartmouth College,
               Rev., 6.75%, 06/01/07                                           5,811

             New Jersey -- 3.0%
    3,245    Elizabeth, New Jersey, GO, AMBAC, 6.25%,
               08/15/08                                                        3,638
    2,520    Hudson County, COP, MBIA, 6.00%, 06/01/10                         2,969
    2,755    Jersey City, New Jersey, General Improvement,
               Ser. A, GO, AMBAC, 5.25%, 03/01/15                              3,119
    2,865    Jersey City, New Jersey, General Improvement,
               Ser. A, GO, AMBAC, 5.25%, 03/01/16                              3,243
      955    New Jersey Economic Development Authority,
               Market Transition Facility, Senior Lien, Ser. A,
               Rev., (p), MBIA, 5.80%, 07/01/04                                1,033
    3,750    New Jersey State Turnpike Authority, Rev., (p),
               5.70%, 05/01/13                                                 4,285
    3,260    New Jersey State Turnpike Authority, Ser. G, Rev.,
               (p), 5.75%, 01/01/09                                            3,661
   10,000    New Jersey State, GO, 5.50%, 05/01/07                            11,346
    2,630    New Jersey Transportation Trust Fund Authority,
               Ser. B, Rev., (p), MBIA, 5.50%, 06/15/05                        2,932

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New Jersey -- Continued
$   5,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.50%,
               06/15/07                                                  $     5,683
    4,570    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/15                                                        5,363
    4,370    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. B, Rev., MBIA, 5.50%,
               06/15/09                                                        4,816
    2,910    New Jersey Wastewater Treatment Trust, Ser. A,
               Rev., MBIA, 7.00%, 05/15/08                                     3,523
                                                                         -----------
                                                                              55,611

             New Mexico -- 0.4%
    2,075    Gallup, New Mexico, PCR, Plains Electric
               Generation, Rev., MBIA, 6.40%, 08/15/05                         2,126
    4,570    New Mexico Mortgage Finance Authority, Single
               Family Mortgage, Ser. A-2, Rev., 5.25%, 03/01/34                4,927
                                                                         -----------
                                                                               7,053

             New York -- 16.2%
    1,500    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., FSA, 5.50%, 12/01/13                              1,731
    3,750    Metropolitan Transportation Authority, Service
               Contract, Ser. A, Rev., 5.00%, 01/01/08                         4,147
   22,630    Metropolitan Transportation Authority, Service
               Contract, Ser. A, Rev., 5.50%, 07/01/17                        26,032
    5,000    Metropolitan Transportation Authority, Service
               Contract, Ser. B, Rev., 5.25%, 07/01/06                         5,545
    5,000    Metropolitan Transportation Authority, Service
               Contract, Ser. B, Rev., FGIC, 5.25%, 07/01/09                   5,680
   24,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Adj., Rev., 5.50%,
               11/01/26                                                       26,702
    4,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., (p), 5.38%,
               02/15/10                                                        4,646
    7,460    New York City, New York, Ser. B, GO, FGIC, 5.75%,
               08/01/13                                                        8,708
    6,070    New York City, New York, Ser. D, GO, MBIA-IBC,
               5.75%, 06/01/11                                                 6,981
    5,000    New York City, New York, Ser. F, GO, MBIA-IBC,
               5.75%, 08/01/12                                                 5,776
   13,415    New York City, New York, Ser. G, GO, 5.00%,
               08/01/07                                                       14,625
    5,000    New York City, New York, Ser. G, GO, 5.00%,
               08/01/08                                                        5,424
   12,500    New York City, New York, Ser. G, GO, 5.50%,
               08/01/09                                                       13,817
    3,000    New York City, New York, Ser. H, GO, FGIC,
               5.75%, 03/15/12                                                 3,440

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$  10,000    New York Convention Center Operating Corp.,
               Yale Building Acquisition Project, COP, 6.50%,
               12/01/04                                                  $    10,184
    5,000    New York State Dormitory Authority, Personal
               Income Tax, Rev., FSA, 5.50%, 03/15/16                          5,679
    3,000    New York State Dormitory Authority, Personal
               Income Tax, Ser. A, Rev., 5.50%, 03/15/11                       3,413
    6,035    New York State Dormitory Authority, School
               Districts Financing Program, Ser. A, Rev., MBIA,
               5.25%, 10/01/07                                                 6,863
   17,250    New York State Dormitory Authority, Ser. B, Adj.,
               Rev., 5.25%, 11/15/23                                          18,831
      770    New York State Dormitory Authority, St. John's
               University, Rev., AMBAC, 6.70%, 07/01/04                          781
    4,025    New York State Dormitory Authority, State
               University Educational Facilities, Ser. A, Rev.,
               FGIC, 5.50%, 05/15/13                                           4,630
    1,500    New York State Dormitory Authority, State
               University Educational Facilities, Ser. A, Rev., FSA,
               5.50%, 05/15/13                                                 1,726
    9,085    New York State Dormitory Authority, State
               University of New York, Stoney Brook University,
               Rev., 3.92%, 03/27/07                                           9,459
    6,000    New York State Environmental Facilities Corp.,
               Clean Water & Drinking, Revolving Funds,
               New York City Municipal Water Project, Ser. K,
               Rev., 5.50%, 06/15/14                                           6,939
    5,000    New York State Environmental Facilities Corp.,
               Clean Water & Drinking, Revolving Funds,
               New York City Municipal Water Project, Ser. K,
               Rev., 5.50%, 06/15/16                                           5,833
    3,345    New York State Environmental Facilities Corp.,
               New York City Municipal Water Project, Clean
               Water & Drinking, State Revolving Funds, Ser. D,
               Rev., 5.38%, 06/15/13                                           3,780
    6,600    New York State Environmental Facilities Corp.,
               New York City Municipal Water Project, Clean
               Water & Drinking, State Revolving Funds, Ser. D,
               Rev., 5.38%, 06/15/16                                           7,284
    5,040    New York State Environmental Facilities Corp.,
               New York City Municipal Water Project, Clean
               Water & Drinking, State Revolving Funds, Ser. D,
               Rev., 5.38%, 06/15/16                                           5,620
    7,745    New York State Environmental Facilities Corp.,
               New York City Municipal Water Project,
               Clean Water & Drinking, State Revolving Funds,
               Ser. D, Rev., 5.38%, 06/15/17                                   8,579
    8,325    New York State Environmental Facilities Corp.,
               New York City Municipal Water Project, Clean
               Water & Drinking, State Revolving Funds, Ser. D,
               Rev., 5.38%, 06/15/18                                           9,201

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$     150    New York State Environmental Facilities Corp., PCR,
               State Water Revolving Fund, Ser. D, Rev., 6.55%,
               03/15/08                                                  $       151
    8,055    New York State Environmental Facilities Corp.,
               State Revolving Funds, New York City Municipal
               Project, Clean Water & Drinking, Sub Ser. E, Rev.,
               5.38%, 07/15/19                                                 8,811
    4,915    New York State Housing Finance Agency, Housing
               Project Mortgage, Ser. A, Rev., FSA, 5.40%,
               11/01/05                                                        5,262
    4,000    New York State Thruway Authority, Highway &
               Bridge Trust Fund, Ser. A, Rev., FGIC, 5.25%,
               04/01/10                                                        4,521
      700    New York State Thruway Authority, Highway &
               Bridge Trust Fund, Ser. B, Rev., (p), FGIC, 6.00%,
               04/01/04                                                          751
    5,000    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., 5.10%, 04/01/08                 5,549
   10,000    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., 5.20%, 04/01/09                11,096
    5,000    New York State, Ser. B, GO, 5.70%, 08/15/10                       5,497
    3,910    Port Authority of New York & New Jersey,
               Consolidated Bonds, 112th Ser., Rev., 5.00%,
               12/01/05                                                        4,221
    7,940    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. SR, Rev., 5.00%, 01/01/07                         8,576
      990    Westchester County IDA, Resource Recovery,
               Resco Co. Project, Ser. A, Rev., AMBAC, 5.60%,
               07/01/07                                                        1,050
                                                                         -----------
                                                                             297,541

             North Carolina -- 1.7%
    2,000    Cabarrus County, Installment Financing Contract,
               COP, 5.75%, 04/01/11                                            2,324
    2,000    Cabarrus County, Installment Financing Contract,
               COP, 5.75%, 04/01/12                                            2,357
    9,155    North Carolina Municipal Power Agency No. 1,
               Catawba, Rev., AMBAC, 6.00%, 01/01/08                          10,568
    8,900    North Carolina, Municipal Power Agency No. 1,
               Catawba Electric, Ser. B, Rev., 6.13%, 01/01/06                 9,779
    6,275    North Carolina, Municipal Power Agency No. 1,
               Catawba Electric, Ser. B, Rev., 6.25%, 01/01/07                 7,023
                                                                         -----------
                                                                              32,051

             North Dakota -- 0.5%
    9,765    North Dakota State Housing Finance Agency,
               Housing Finance Program, Ser. C, Rev., 5.55%,
               01/01/31                                                       10,117

             Ohio -- 2.9%
    8,690    Columbus, Ohio, Ser. 1, GO, 5.25%, 11/15/05                       9,591
    6,000    Columbus, Ohio, Ser. 1, GO, 5.50%, 11/15/06                       6,820

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Ohio -- Continued
$   4,000    Montgomery County, Solid Waste, Rev., MBIA,
               5.50%, 11/01/10                                           $     4,450
    3,360    Ohio State Building Authority, Adult
               Correctional State Facilities, Ser. A, Rev., (p),
               MBIA, 5.75%, 10/01/04                                           3,636
    6,000    Ohio State Turnpike Commission, Ser. A, Rev., (p),
               MBIA, 5.40%, 02/15/06                                           6,768
   17,000    Ohio State Turnpike Commission, Ser. A, Rev., (p),
               MBIA, 5.50%, 02/15/06                                          19,224
    2,100    Ohio State Water Development Authority, Rev., (p),
               9.38%, 12/01/10                                                 2,613
                                                                         -----------
                                                                              53,102

             Oregon -- 0.7%
    3,000    Oregon State Department of Transportation,
               Highway User Tax, Ser. A, Rev., 5.50%, 11/15/19                 3,327
    5,300    Oregon State, State Board of Higher Education,
               Ser. A, GO, (p), 6.00%, 08/01/06                                6,161
    3,000    Washington County Union High School District
               No. 3, Hillsboro, GO, (p), MBIA, 6.00%, 11/01/05                3,372
                                                                         -----------
                                                                              12,860

             Pennsylvania -- 3.5%
   20,386    Pennsylvania Higher Education, 4.64%, 04/30/09                   21,378
   14,855    Pennsylvania Housing Finance Agency, Single
               Family Housing, Ser. 73-A, Rev., 5.25%, 04/01/33               15,613
    2,800    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania, Health
               Services, Ser. A, Rev., 6.00%, 01/01/06                         3,053
    2,000    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania, Health
               Services, Ser. A, Rev., 6.00%, 01/01/07                         2,168
    5,000    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania, Health
               Services, Ser. A, Rev., 7.00%, 01/01/09                         5,227
    7,645    Pennsylvania State University, Rev., 5.00%, 03/01/07              8,486
    3,500    Philadelphia Authority, IDR, Rev., 3.85%, 01/01/18                3,525
    4,555    Sayre Health Care Facilities Authority, Guthrie
               Health Issue, Ser. B, Rev., 5.30%, 12/01/12                     4,854
                                                                         -----------
                                                                              64,304

             Puerto Rico -- 0.7%
    5,500    Puerto Rico Commonwealth, GO, MBIA-IBC, 5.50%,
               07/01/09                                                        6,358
    5,355    Puerto Rico Highway & Transportation Authority,
               Ser. F, Rev., 5.00%, 07/01/08                                   5,905
                                                                         -----------
                                                                              12,263

             South Carolina -- 2.4%
    1,000    Piedmont Municipal Power Agency, Electric, Rev.,
               (p), MBIA, 6.20%, 01/01/08                                      1,171
   15,000    Piedmont Municipal Power Agency, Electric, Rev.,
               FGIC, 6.75%, 01/01/20                                          18,912

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             South Carolina --  Continued
$   5,500    South Carolina Jobs & Economic Development
               Authority, Hospital Facilities Improvement,
               Palmetto Health Alliance, Ser. A, Rev., 7.00%,
               12/15/10                                                  $     6,233
    3,000    South Carolina Jobs & Economic Development
               Authority, Hospital Facilities Improvement,
               Palmetto Health Alliance, Ser. A, Rev., 7.13%,
               12/15/15                                                        3,337
    3,160    South Carolina State Housing Finance &
               Development Authority, Ser. A, Rev., AMBAC,
               3.60%, 07/01/33                                                 3,155
   10,310    South Carolina State, State School Facilities, Ser. A,
               GO, 4.25%, 01/01/15                                            10,566
                                                                         -----------
                                                                              43,374

             Tennessee -- 0.8%
    1,500    Knox County Health Educational & Housing
               Facilities Board, Hospital Facilities, Baptist Health
               Systems East, Rev., 6.38%, 04/15/22                             1,544
    3,320    Knox County, Public Improvement, GO, (p), 6.00%,
               05/01/08                                                        3,922
    3,500    Knox County, Public Improvement, GO, (p), 6.00%,
               05/01/08                                                        4,135
    5,335    Tennergy Corp., Gas, Rev., MBIA, 5.00%, 06/01/09                  5,938
                                                                         -----------
                                                                              15,539

             Texas -- 8.5%
    3,205    Alvin Indepedent School District, 3.58%, 02/15/22 +               3,276
    3,375    Alvin Indepedent School District, 3.58%, 02/15/23 +               3,450
    3,550    Alvin Indepedent School District, 4.00%, 02/15/24 +               3,759
    3,735    Alvin Indepedent School District, 4.00%, 02/15/25 +               3,913
    2,000    Austin Independent School District, Public Property
               Finance Contractual Obligation, GO, MBIA,
               5.25%, 02/01/08 +                                               2,243
    5,255    Austin, Texas, Utility Systems, Rev., MBIA-IBC,
               5.80%, 11/15/06 +                                               5,995
   18,495    Beaumont Water & Sewer, Rev., 3.50%, 09/01/23                    19,056
    1,305    Dallas County Flood Control District, GO, (p),
               9.25%,04/01/08                                                  1,721
    6,200    Dallas, Texas, Civic Center, Improvement, Rev.,
               MBIA, 5.25%, 08/15/07                                           6,989
    2,505    Duncanville Independent School District, Capital
               Appreciation, GO, 0.00%, 02/15/28                               2,598
    8,305    Fort Worth Independent School District, Premium
               Capital Appreciation, GO, 0.00%, 02/15/06                       7,496
    6,220    Harris County, GO, 5.88%, 10/01/07                                7,210
    8,675    Houston, Texas, Ser. A, GO, 5.50%, 03/01/08                       9,882
    5,000    Humble Independent School District, Ser. C, GO,
               0.00%, 02/15/16                                                 2,776
    5,880    Humble Independent School District, Ser. C, GO,
               0.00%, 02/15/17                                                 3,082
    1,520    Katy Independent School District, Ser. A, GO,
               5.00%, 02/15/11                                                 1,677

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Texas -- Continued
$   5,875    Lubbock Health Facilities Development Corp.,
               St. Joseph Health Systems, Rev., 5.25%, 07/01/11          $     6,268
    7,500    Pearland Independent School District, 4.27%,
               02/15/25                                                        7,841
    7,500    Pearland Independent School District, Unlimited
               Tax, 4.27%, 02/15/24                                            7,676
    6,000    Texas Department of Housing & Community
               Affairs, Single Family Housing, Ser. B, Rev., MBIA,
               5.35%, 03/01/33                                                 6,333
      160    Texas Municipal Power Agency, Rev., (p), MBIA,
               0.00%, 09/01/13                                                   106
   10,100    Texas Public Building Authority, Capital
               Appreciation, Rev., (p), MBIA, 0.00%, 08/01/06                  9,486
    7,500    Texas State, Ser. A, GO, 6.00%, 10/01/09                          8,858
    4,700    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.00%, 07/15/07                5,234
    3,000    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.25%, 07/15/09                3,334
    1,000    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.63%, 07/15/11                1,121
    3,175    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. B, Rev., 5.25%, 07/15/08                3,540
    7,385    Tomball Independent School District, Ser. B, 4.27%,
               02/15/26                                                        7,385
    3,270    Tomball, Texas, Independent School District, U.T.
               Schoolhouse, 2.68%, 02/15/23                                    3,325
                                                                         -----------
                                                                             155,630

             Utah -- 0.4%
    3,800    Intermountain Power Agency, Utah Power Supply,
               Ser. B, Rev., MBIA, 6.50%, 07/01/10                             4,564
       10    Salt Lake City, Utah, GO, 5.50%, 06/15/11                            11
    2,840    Salt Lake City, Utah, GO, (p), 5.50%, 06/15/10                    3,287
                                                                         -----------
                                                                               7,862

             Vermont -- 0.7%
    4,100    Burlington, Vermont, Electric, Ser. A, Rev., MBIA,
               6.38%, 07/01/09                                                 4,881
    3,510    Vermont State, Ser. A, GO, (p), 6.40%, 01/15/05                   3,911
    3,510    Vermont State, Ser. A, GO, (p), 6.50%, 01/15/05                   3,917
                                                                         -----------
                                                                              12,709

             Virgin Islands -- 0.6%
    2,500    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Lien Notes, Ser. A, Rev., 5.63%,
               10/01/10                                                        2,682
    5,000    Virgin Islands Public Finance Authority, Senior Lien,
               Fund Lien Notes, Ser. C, Rev., 5.50%, 10/01/06                  5,488
    3,070    Virgin Islands Water & Power Authority, Electric
               Systems, Rev., 5.25%, 07/01/07                                  3,323
                                                                         -----------
                                                                              11,493

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Virginia -- 2.2%
$   5,515    Chesapeake Bay Bridge & Tunnel Commission,
               General Resolution, Rev., (p), FGIC, 5.75%,
               07/01/05                                                  $     6,190
    7,060    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Anticipation
               Note, Rev., 5.50%, 10/01/05                                     7,798
    3,135    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Anticipation
               Note, Rev., 5.50%, 10/01/06                                     3,544
   20,355    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Anticipation
               Note, Rev., 5.50%, 10/01/08                                    23,463
                                                                         -----------
                                                                              40,995

             Washington -- 2.5%
   34,000    Energy Northwest, Washington Electric, Ser. B,
               Rev., MBIA, 5.50%, 07/01/18                                    38,754
      115    Washington Public Power Supply System, Nuclear
               Project No. 2, Ser. A, Rev., 7.25%, 07/01/06                      134
    1,885    Washington Public Power Supply System, Nuclear
               Project No. 2, Ser. A, Rev., (p), 7.25%, 07/01/06               2,221
    4,500    Washington State, Ser. B & AT-7, GO, 6.40%,
               06/01/17                                                        5,559
                                                                         -----------
                                                                              46,668

             Wisconsin -- 2.2%
    3,025    Milwaukee County, Corporate Purpose, Ser. A, GO,
               5.38%, 09/01/05                                                 3,312
    2,350    Milwaukee County, Corporate Purpose, Ser. A, GO,
               5.63%, 09/01/10                                                 2,682
    6,250    Wisconsin Health & Educational Facilities Authority,
               Ser. 1999-C, Rev., 5.70%, 05/01/14                              6,748
    6,250    Wisconsin Health & Educational Facilities Authority,
               Ser. 1999-D, Rev., 5.95%, 05/01/19                              6,740
    1,000    Wisconsin State, GO, 6.25%, 05/01/12                              1,203
    2,775    Wisconsin State, Ser. 1, GO, 5.00%, 11/01/07                      3,115
    6,275    Wisconsin State, Ser. 1, GO, 5.50%, 11/01/11                      7,222
    4,450    Wisconsin State, Ser. 3, GO, 5.20%, 11/01/09                      5,045
    4,040    Wisconsin State, Transportation, Ser. A, Rev.,
               5.00%, 07/01/05                                                 4,369
                                                                         -----------
                                                                              40,436
             -----------------------------------------------------------------------
             Total State and Municipal Obligations                         1,742,608
             (Cost $1,623,212)
------------------------------------------------------------------------------------
     Short-Term Investments -- 5.4%

             MUNICIPAL SECURITIES -- 0.2%
             California -- 0.0% ^
      200    Irvine Ranch Water District, Capital Improvement
               Project, COP, FRDO, 1.10%, 08/01/16                               200
      100    Irvine Ranch Water District, Improvement District
               No. 182, Ser. A, GO, FRDO, 1.10%, 11/15/13                        100

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Short-Term Investments -- Continued

             California -- Continued
$     100    Regional Airports Improvement Corp., Los Angeles
               International Airport Terminal Facility, Rev., FRDO,
               1.23%, 12/01/25                                           $       100
                                                                         -----------
                                                                                 400

             Multiple States -- 0.2%
    3,803    Puttable Floating Option Tax-Exempt Reciepts,
               FLOATS, Ser. PPT-34, FRDO, #, 1.14%, 12/01/29                   3,803

             New York -- 0.0% ^
      100    Port Authority of New York & New Jersey, Special
               Obligation, Versatile Structure Obligation, Ser. 6,
               Rev., FRDO, 1.25%, 12/01/17                                       100
             -----------------------------------------------------------------------
             Total Municipal Securities                                        4,303
             (Cost $4,303)
             -----------------------------------------------------------------------

   SHARES
             MONEY MARKET FUND -- 5.2%
   96,172    JPMorgan Tax Free Money Market Fund (a)
             (Cost $96,172)                                                   96,172
------------------------------------------------------------------------------------
             Total Short-Term Investments                                    100,475
             (Cost $100,475)
------------------------------------------------------------------------------------

             Total Investments -- 100.0%                                 $ 1,843,083
             (Cost $1,723,687)
------------------------------------------------------------------------------------

Swap Contracts

                                                          UNDERLYING            UNREALIZED
                                      EXPIRATION           NOTIONAL            APPRECIATION
DESCRIPTIONS                             DATE               VALUE             (DEPRECIATION)
--------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan
 Stanley Capital Services,
 semi-annual payment of
 3.775% and semi-annual
 receipt of weekly average BMA         05/07/13            $ 20,000             $ (577)

Interest Rate Swap with Morgan
 Stanley Capital Services,
 semi-annual payment of
 3.701% and semi-annual
 receipt of weekly average BMA         05/13/13              20,000               (444)

                       See notes to financial statements.

     JPMORGAN NEW JERSEY TAX FREE INCOME FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- 96.0%

             STATE AND MUNICIPAL OBLIGATIONS -- 96.0%
             Connecticut -- 2.0%
$   1,225    Connecticut State, Residual Certificates, Ser.
               529-Y, GO, Inverse Floater, 9.51%, 12/15/09               $     1,613

             New Jersey -- 80.2%
      395    Bayshore Regional Sewer Authority, Rev., (p), MBIA,
               5.50%, 04/01/06                                                   449
    1,000    Burlington County Bridge Commissioner,
               Governmental Loan Program, Rev., 5.25%,
               10/15/10                                                        1,136
    1,000    Burlington County, Ser. A, GO, AMBAC, 5.00%,
               10/01/04                                                        1,059
      345    Cinnaminson Township School District, GO, FGIC,
               5.20%, 08/01/10                                                   385
      930    Clearview Regional High School Distrist, GO, FGIC,
               5.38%, 08/01/15                                                 1,068
    1,225    Delaware River Port Authority, Pennsylvania & New
               Jersey, Port District Project, Ser. A, Rev., FSA,
               5.25%, 01/01/12                                                 1,392
    1,700    Delaware River Port Authority, Pennsylvania & New
               Jersey, Port District Project, Ser. B, Rev., FSA,
               5.70%, 01/01/21                                                 1,877
      100    Deptford Township Municipal Utilities Authority,
               Rev., AMBAC, 4.88%, 02/01/10                                      111
      350    Deptford Township Municipal Utilities Authority,
               Rev., AMBAC, 5.25%, 02/01/14                                      382
      175    East Orange, New Jersey, Water Utilities, GO,
               AMBAC, 5.50%, 06/15/05                                            191
      570    Edison Township, School District, GO, 6.50%,
               06/01/04                                                          607
    1,385    Ewing Township School District, School Bond
               Resource Fund, GO, FGIC, 5.30%, 08/01/09                        1,553
      900    Freehold Regional High School District, GO, FGIC,
               5.00%, 03/01/16                                                   996
      130    Freehold Township Board of Education, GO, MBIA,
               5.00%, 02/15/11                                                   145
      300    Galloway Township, GO, AMBAC, 5.00%, 11/01/10                       338
      100    Gloucester County Improvement Authority, County
               Guaranteed, Ser. A, Rev., MBIA, 5.35%, 08/01/09                   114
      220    Gloucester County Improvement Authority, County
               Guaranteed, Ser. A, Rev., MBIA, 5.55%, 08/01/12                   248
      225    Gloucester County Improvement Authority, County
               Guaranteed, Ser. A, Rev., MBIA, 5.70%, 08/01/15                   255
      830    Hamilton Township School District, Atlantic County,
               GO, FGIC, 5.88%, 12/15/07                                         851
      120    Hawthorne, New Jersey, General Improvement, GO,
               FGIC, 5.00%, 10/01/10                                             134
    1,720    Hillsborough Township School District, GO, FSA,
               5.38%, 10/01/14                                                 1,977

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New Jersey -- Continued
$     160    Howell Township, GO, MBIA, 5.00%, 01/01/09                  $       178
    2,685    Hudson County, COP, MBIA, 6.00%, 06/01/11                         3,175
    1,425    Hudson County, COP, MBIA, 7.00%, 12/01/12                         1,815
    1,500    Hudson County, COP, MBIA, 6.25%, 12/01/14                         1,843
      500    Hunterdon Central Regional High School District,
               GO, (p), FSA, 5.40%, 05/01/05                                     554
      300    Little Egg Harbor Municipal Utilities Authority, Water &
               Sewage, Ser. E, Rev., AMBAC, 5.25%, 07/01/08                      340
      315    Little Egg Harbor Municipal Utilities Authority, Water &
               Sewage, Ser. E, Rev., AMBAC, 5.25%, 07/01/09                      358
      330    Little Egg Harbor Municipal Utilities Authority, Water &
               Sewage, Ser. E, Rev., AMBAC, 5.25%, 07/01/10                      375
      100    Long Hill Township, GO, 5.15%, 08/15/06                             112
      170    Long Hill Township, GO, 5.15%, 08/15/07                             192
      380    Lopatcong Township Board of Education, GO, (p),
               FSA, 5.63%, 07/15/10                                              444
      400    Lopatcong Township Board of Education, GO, (p),
               FSA, 5.70%, 07/15/10                                              469
      500    Lopatcong Township Board of Education, GO, (p),
               FSA, 5.70%, 07/15/10                                              586
       55    Lower Township, General Improvement, GO, FSA,
               4.25%, 07/15/11                                                    59
      100    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.20%, 11/15/06                          113
      105    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.20%, 11/15/07                          119
       60    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.25%, 11/15/08                           69
      110    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.25%, 11/15/09                          126
      115    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.25%, 11/15/10                          130
    1,460    Marlboro Township Board of Education, GO, FSA,
               5.00%, 07/15/06                                                 1,614
      150    Middlesex County, General Improvement, GO,
               5.30%, 01/15/09                                                   169
      585    Middletown Township Board of Education, GO, (p),
               MBIA, 5.80%, 08/01/07                                             678
    2,500    Middletown Township Board of Education, GO, (p),
               MBIA, 5.85%, 08/01/07                                           2,903
      100    Mount Laurel Township, GO, FSA, 5.30%, 10/01/10                     112
    1,000    Musconetcong Sewage Authority, Project I, Rev.,
               MBIA, 5.25%, 01/01/14                                           1,128
    1,105    New Jersey Economic Development Authority,
               Municipal Loan Pool, Rev., FSA, 5.25%, 11/15/11                 1,243
    1,060    New Jersey Economic Development Authority, New
               Jersey Performing Arts Center Project, Ser. A, Rev.,
               AMBAC, 6.00%, 06/15/08                                          1,240
      275    New Jersey Health Care Facilities Financing
               Authority, St. Elizabeth Hospital Obligation Group,
               Rev., 6.00%, 07/01/14                                             278

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New Jersey -- Continued
$     720    New Jersey State Educational Facilities Authority,
               Capital Improvement Fund, Ser. A, Rev., 5.00%,
               09/01/08                                                  $       810
    2,545    New Jersey State Educational Facilities Authority,
               Drew University Issue, Ser. C, Rev., MBIA, 5.25%,
               07/01/13                                                        2,829
      225    New Jersey State Educational Facilities Authority,
               Fairleigh Dickinson University, Ser. G, Rev., 4.88%,
               07/01/04                                                          231
    1,000    New Jersey State Educational Facilities Authority,
               Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
               07/01/28                                                          999
    1,000    New Jersey State Educational Facilities Authority,
               Princeton University, Ser. E, Rev., 5.25%, 07/01/13             1,108
    1,250    New Jersey State Educational Facilities Authority,
               Seton Hall University Project, Rev., AMBAC, 5.25%,
               07/01/13                                                        1,389
    2,085    New Jersey State Transit Corp., Federal
               Transportation Administration Grants, COP, Ser. B,
               AMBAC, 5.50%, 09/15/10                                          2,401
      300    New Jersey State Turnpike Authority, Rev., (p),
               6.75%, 01/01/09                                                   341
      440    New Jersey State Turnpike Authority, Ser. C, Rev.,
               MBIA-IBC, 6.50%, 01/01/16                                         548
      350    New Jersey State, Ser. D, GO, 8.00%, 02/15/07                       427
      100    New Jersey State, Ser. D, GO, 6.00%, 02/15/11                       118
      400    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.63%,
               06/15/14                                                          463
    1,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/16                                                        1,178
    1,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., (p), FSA,
               5.13%, 06/15/08                                                 1,133
    1,000    New Jersey Wastewater Treatment Trust, Ser. D,
               Rev., MBIA, 7.00%, 07/01/10                                     1,241
    1,570    North Bergen Township, GO, AMBAC, 5.00%,
               08/15/11                                                        1,694
    1,140    Northwest Bergen County Utilities Authority, Utility
               Systems, Rev., MBIA, 6.00%, 07/15/07                            1,181
    1,500    Port Authority of New York & New Jersey, CONS,
               93rd Ser., Rev., 6.13%, 06/01/94                                1,761
    1,475    Port Authority of New York & New Jersey, Special
               Obligation, JFK International Airport Terminal, Ser. 6,
               Rev., MBIA, 6.25%, 12/01/08                                     1,711
    2,755    Port Authority of New York & New Jersey, Special
               Obligation, JFK International Airport Terminal, Ser. 6,
               Rev., MBIA, 6.25%, 12/01/09                                     3,201
      200    Rahway, New Jersey, COP, MBIA, 5.00%, 02/15/06                      219
      430    Rahway, New Jersey, COP, MBIA, 5.30%, 02/15/11                      483

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New Jersey -- Continued
$   1,105    Summit, New Jersey, School Board Resource Fund,
               GO, (p), 5.70%, 06/01/09                                  $     1,289
       35    Summit, New Jersey, School Board Resource Fund,
               GO, (p), 5.70%, 06/01/09                                           41
      100    Union County Improvement Authority, Plainfield
               Board of Education Project, Rev., FGIC, 6.25%,
               08/01/07                                                          117
    1,465    West New York, New Jersey, Improvement, GO,
               AMBAC, 4.75%, 08/15/05                                          1,584
                                                                         -----------
                                                                              64,187

             Puerto Rico -- 13.8%
    1,375    Puerto Rico Commonwealth, GO, MBIA, 6.50%,
               07/01/12                                                        1,706
      250    Puerto Rico Commonwealth, GO, MBIA-IBC, 7.00%,
               07/01/10                                                          314
      800    Puerto Rico Commonwealth, Public Improvement,
               GO, 5.00%, 07/01/06                                               874
      250    Puerto Rico Commonwealth, Public Improvement,
               GO, FSA, 5.50%, 07/01/14                                          291
      250    Puerto Rico Commonwealth, Public Improvement,
               Ser. A, GO, FGIC, 5.25%, 07/01/12                                 286
      230    Puerto Rico Highway & Transportation Authority,
               Ser. E, Rev., FSA, 5.50%, 07/01/15                                267
    3,000    Puerto Rico Highway & Transportation Authority,
               Ser. F, Rev., 5.00%, 07/01/07                                   3,312
      380    Puerto Rico Highway & Transportation Authority,
               Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/13                           442
    1,200    Puerto Rico Highway & Transportation Authority,
               Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/15                         1,395
    1,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.00%, 07/01/05                       1,070
    1,000    University of Puerto Rico, Ser. O, Rev., MBIA,
               5.75%, 06/01/17                                                 1,130
                                                                         -----------
                                                                              11,087
             -----------------------------------------------------------------------
             Total State and Municipal Obligations                            76,887
             (Cost $71,582)
------------------------------------------------------------------------------------
     Short-Term Investment -- 4.0%

   SHARES
             MONEY MARKET FUND -- 4.0%
    3,242    JPMorgan Tax Free Money Market Fund (a)                           3,242
             (Cost $3,242)
------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                 $    80,129
             (Cost $74,825)
------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- 98.4%

             STATE AND MUNICIPAL OBLIGATIONS -- 98.4%
             Arizona -- 0.6%
$   4,855    Arizona Health Facilities Authority, Catholic
               Healthcare West, Ser. A, Rev., 6.13%, 07/01/09 +          $     5,385

             California -- 0.5%
    4,000    California State, GO, 5.00%, 10/01/14                             4,251

             Connecticut -- 1.6%
   10,605    Connecticut State, Residual Certificates, Ser. 529-Y,
               GO, Inverse Floater, 9.51%, 12/15/09                           13,966

             Illinois -- 0.4%
    3,000    Illinois Development Finance Authority, Riverside
               Health & Fitness Center Project, Ser. 1998-C, Rev.,
               5.20%, 08/01/28                                                 3,244

             Massachusetts -- 0.1%
    1,000    Massachusetts State, Ser. A, GO, 6.00%, 11/01/11                  1,184

             Michigan -- 0.6%
    5,000    Michigan State Hospital Finance Authority,
               Ascension Health Credit, Ser. B, Adj., Rev., 5.30%,
               11/15/33                                                        5,547

             Multiple States -- 0.3%
    2,529    Koch Finance Tax Exempt Lease Trust, 5.21%,
               07/01/04                                                        2,592

             New Hampshire -- 0.0% ^
      250    Nashua, New Hampshire, Capital Improvement,
               Ser. A, GO, 5.50%, 07/15/10                                       288

             New York -- 87.5%
    2,000    Albany County Airport Authority, Rev., FSA, 5.30%,
               12/15/15 +                                                      2,137
    1,120    Allegany County IDA, Alfred University, Civic
               Facilities, Rev., MBIA, 5.25%, 08/01/11 +                       1,250
    1,175    Amherst IDA, Civic Facilities, Faculty-Student
               Housing Corp., Ser. A, Rev., AMBAC, 5.50%,
               08/01/15 +                                                      1,341
    1,000    Amherst IDA, Civic Facilities, Faculty-Student
               Housing Corp., Ser. B, Rev., AMBAC, 5.50%,
               08/01/15 +                                                      1,142
    1,290    Amherst IDA, Civic Facilities, Faculty-Student
               Housing Corp., Ser. B, Rev., AMBAC, 5.75%,
               08/01/15 +                                                      1,494
      150    Arkport Central School District, GO, FSA, 5.20%,
               06/15/09 +                                                        170

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$     500    Attica Central School District, GO, FSA, 5.00%,
               06/15/15 +                                                $       568
    6,895    Babylon IDA, Civic Facilities, Winthrop S. Nassau
               University East, Inc. Project, Ser. A, Rev., AMBAC,
               6.63%, 08/01/19 +                                               8,099
    3,000    Babylon, New York, Waste Facilities, GO, FGIC,
               9.00%, 08/01/11 @ +                                             4,199
      420    Barker Central School District, GO, AMBAC, 5.13%,
               06/01/04 +                                                        441
    1,040    Beacon City School District, GO, MBIA, 5.50%,
               07/15/11                                                        1,223
      250    Brentwood Union Free School District, GO, FSA,
               5.63%, 06/15/11                                                   284
      100    Brentwood Union Free School District, GO, FSA,
               5.63%, 06/15/12                                                   113
      650    Brentwood Union Free School District, GO, FSA,
               5.63%, 06/15/13                                                   738
    1,660    Brockport Central School District, GO, FGIC,
               5.50%, 06/15/13                                                 1,919
    1,100    Brockport Central School District, GO, FGIC,
               5.50%, 06/15/14                                                 1,276
    1,660    Brockport Central School District, GO, FGIC,
               5.50%, 06/15/15                                                 1,922
      710    Brockport Central School District, GO, FGIC,
               5.75%, 06/15/17                                                   842
      500    Bronxville Union Free School District, GO, 5.25%,
               10/15/10                                                          570
    1,085    Brookhaven, New York, Public Improvement, GO,
               AMBAC, 5.30%, 11/15/11                                          1,234
    5,213    Buffalo, New York, State University of New York,
               5.50%, 01/01/07                                                 5,757
      590    Burnt Hills-Ballston Lake Central School District,
               GO, FGIC, 5.40%, 07/15/16                                         677
      305    Burnt Hills-Ballston Lake Central School District,
               GO, FGIC, 5.50%, 07/15/17                                         351
      375    Burnt Hills-Ballston Lake Central School District,
               GO, FGIC, 5.50%, 07/15/18                                         432
    1,000    Canandaigua City School District, Ser. A, GO, FSA,
               5.38%, 04/01/15                                                 1,121
      250    Chenango Forks Central School District, GO, FGIC,
               5.63%, 06/15/11                                                   295
      850    Chenango Forks Central School District, GO, FGIC,
               5.70%, 06/15/12                                                 1,008
    1,000    City University of New York, John Jay College,
               COP, 6.00%, 08/15/06                                            1,128
    4,200    City University of New York, John Jay College,
               COP, MBIA-IBC, 5.75%, 08/15/05                                  4,646
    1,655    Cleveland Hill Union Free School District,
               Cheektowaga, GO, FGIC, 5.50%, 10/15/13                          1,851
    1,730    Cleveland Hill Union Free School District,
               Cheektowaga, GO, FGIC, 5.50%, 10/15/14                          1,960

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$     175    Colonie, New York, Public Improvement, Ser. B,
               GO, 5.20%, 04/01/04                                       $       183
      565    Dutchess County, Public Improvement, GO, 5.00%,
               05/01/08                                                          632
    2,250    Eastport-South Manor Central School District, GO,
               FGIC, 4.50%, 06/15/07                                           2,493
    2,300    Eastport-South Manor Central School District, GO,
               FGIC, 4.50%, 06/15/08                                           2,560
    2,200    Eastport-South Manor Central School District, GO,
               FGIC, 4.63%, 06/15/09                                           2,454
    1,325    Erie County Water Authority, Improvement &
               Extension, Rev., 5.75%, 12/01/08                                1,483
      885    Erie County, Public Improvement, GO, FGIC,
               6.00%, 01/15/05                                                   908
      855    Erie County, Ser. B, GO, FGIC, 6.00%, 03/15/06                      865
      320    Fayetteville-Manlius Central School District, GO,
               FGIC, 5.00%, 06/15/12                                             357
    1,050    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/16                                                        1,166
    1,050    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/17                                                        1,163
      915    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/18                                                        1,002
    1,000    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/19                                                        1,091
      675    Gowanda Central School District, School
               Improvement, GO, MBIA, 4.50%, 06/15/10                            744
    1,415    Harborfields Central School District, Greenlawn, GO,
               FSA, 5.00%, 06/01/08                                            1,590
    1,480    Harborfields Central School District, Greenlawn, GO,
               FSA, 5.00%, 06/01/09                                            1,661
    1,545    Harborfields Central School District, Greenlawn, GO,
               FSA, 5.00%, 06/01/10                                            1,727
    1,000    Ilion Central School District, Ser. B, GO, FGIC,
               5.00%, 06/15/14                                                 1,100
      320    Irvington Union Free School District, GO, FSA,
               5.00%, 04/01/12                                                   353
      300    Irvington Union Free School District, GO, FSA,
               5.00%, 04/01/13                                                   328
    1,070    Lindenhurst Union Free School District, GO, FGIC,
               5.25%, 07/15/12                                                 1,186
    1,295    Lindenhurst Union Free School District, GO, FGIC,
               5.25%, 07/15/16                                                 1,404
    1,460    Lindenhurst Union Free School District, GO, FGIC,
               5.25%, 07/15/17                                                 1,574
    2,175    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., AMBAC, 5.25%, 12/01/05                            2,402
    3,000    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., AMBAC, 5.50%, 12/01/08                            3,468
    8,770    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., AMBAC, 5.50%, 12/01/11                           10,112

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   5,000    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., FSA, 5.50%, 12/01/12                        $     5,755
    2,225    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., FSA, 5.50%, 12/01/13                              2,568
      160    Longwood Central School District at Middle Island,
               GO, FSA, 4.80%, 06/15/13                                          182
      525    Mahopac Central School District, Ser. B, GO, MBIA,
               5.60%, 06/15/14                                                   621
      815    Mahopac Central School District, Ser. B, GO, MBIA,
               5.60%, 06/15/15                                                   964
    1,090    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.38%, 06/15/09                                            1,263
    2,180    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.38%, 06/15/12                                            2,546
    2,485    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.40%, 06/15/13                                            2,906
    3,135    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.70%, 06/15/16                                            3,728
      445    Metropolitan Transportation Authority, Commuter
               Facilities, Ser. A, Rev., (p), FSA, 5.25%, 07/01/11               513
    1,900    Metropolitan Transportation Authority, Commuter
               Facilities, Ser. A, Rev., (p), MBIA, 6.10%, 07/01/08            2,268
      500    Metropolitan Transportation Authority, Commuter
               Facilities, Ser. B, Rev., (p), MBIA, 6.10%, 07/01/09              601
    2,700    Metropolitan Transportation Authority, Dedicated Tax
               Fund, Ser. A, Rev., (p), MBIA, 5.50%, 10/01/10                  3,170
    5,500    Metropolitan Transportation Authority, Dedicated Tax
               Fund, Ser. A, Rev., (p), MBIA, 6.25%, 04/01/11                  6,711
    1,100    Metropolitan Transportation Authority, Ser. A, Rev.,
               MBIA, 4.50%, 11/15/07                                           1,218
    1,000    Metropolitan Transportation Authority, Ser. E, Rev.,
               MBIA, 5.50%, 11/15/12                                           1,157
   12,000    Metropolitan Transportation Authority, Service
               Contract, Ser. A, Rev., 5.75%, 07/01/16                        14,082
    4,485    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. A, Rev., (p), MBIA, 6.00%, 07/01/12            5,458
    1,300    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. B-1, Rev., (p), AMBAC, 5.50%, 07/01/08         1,513
      510    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. C, Rev., (p), FSA, 5.25%, 07/01/10               571
    2,000    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. K, Rev., (p), MBIA, 6.30%, 07/01/07            2,367
      550    Monroe County IDA, Public Improvement, Canal
               Ponds Park, Ser. A, Rev., 7.00%, 06/15/13                         560
    1,125    Monroe County, GO, 5.30%, 06/01/07                                1,247
    1,230    Monroe County, Public Improvement, GO, 6.00%,
               03/01/12                                                        1,452
    1,000    Monroe County, Public Improvement, GO, 6.00%,
               03/01/14                                                        1,193
    1,000    Monroe County, Public Improvement, GO, 6.00%,
               03/01/18                                                        1,209

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   1,000    Monroe County, Public Improvement, GO, 6.00%,
               03/01/19                                                  $     1,186
       65    Monroe County, Public Improvement, GO, AMBAC,
               5.88%, 06/01/08                                                    76
    1,030    Monroe County, Public Improvement, GO, FGIC,
               5.00%, 03/01/15                                                 1,113
      100    Monroe County, Public Improvement, GO, FGIC,
               5.00%, 03/01/16                                                   107
       10    Monroe County, Public Improvement, GO,
               MBIA-IBC, 6.00%, 03/01/15                                          12
    1,065    Monroe County, Public Improvement, Ser. P, GO, (p),
               AMBAC, 5.88%, 06/01/08                                          1,256
    1,020    Monticello Central School District, GO, FGIC,
               5.63%, 06/15/06                                                 1,150
    2,400    Municipal Assistance Corporation for the City of
               New York, Ser. E, Rev., 6.00%, 07/01/05                         2,657
    7,740    Municipal Assistance Corporation for the City of
               New York, Ser. E, Rev., 6.00%, 07/01/06                         8,821
      365    Municipal Assistance Corporation for the City of
               New York, Ser. G, Rev., 6.00%, 07/01/07                           424
    6,500    Municipal Assistance Corporation for the City of
               New York, Ser. G, Rev., 6.00%, 07/01/08                         7,552
    2,250    Municipal Assistance Corporation for the City of
               New York, Ser. O, Rev., 5.25%, 07/01/08                         2,561
    1,705    Nassau County IDA, Civic Facility, Hofstra
               University Project, Rev., MBIA, 5.00%, 07/01/06                 1,886
    4,740    Nassau County IDA, Civic Facility, Hofstra
               University Project, Rev., MBIA, 5.25%, 07/01/09                 5,391
    4,730    Nassau County, Comb Sewer Districts, Ser. F, GO,
               MBIA, 5.35%, 07/01/08                                           5,369
    4,635    Nassau County, Comb Sewer Districts, Ser. F, GO,
               MBIA, 5.35%, 07/01/09                                           5,258
    2,500    Nassau County, General Improvement, Ser. D, GO,
               FSA, 5.25%, 09/01/04                                            2,649
    1,400    Nassau County, Ser. A, GO, FGIC, 5.50%, 07/01/06                  1,568
    1,000    Nassau County, Ser. E, GO, 7.00%, 03/01/04                        1,047
    1,650    New Rochelle City School District, Ser. A, GO,
               FSA, 5.00%, 12/15/05                                            1,816
    1,800    New Rochelle City School District, Ser. A, GO,
               FSA, 5.00%, 12/15/07                                            2,037
      575    New Rochelle City School District, Ser. A, GO,
               FSA, 5.00%, 12/15/10                                              645
      380    New York City IDA, Civic Facilities, Mount St.
               Vincent College, Rev., 7.00%, 05/01/08                            393
    1,000    New York City IDA, Civic Facilities, New School for
               Social Research, Ser. A, Rev., MBIA, 5.75%, 09/01/15            1,110
    1,430    New York City IDA, Civic Facilities, New York
               Blood Center, Inc. Project, Rev., (p), 7.20%, 05/01/04          1,530
    3,605    New York City IDA, Civic Facilities,
               Nightingale-Bamford School, Rev., AMBAC, 5.00%,
               01/15/10                                                        4,007

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   1,380    New York City IDA, Civic Facilities, Polytechnic
               University Project, Rev., 5.00%, 11/01/04                 $     1,452
    1,435    New York City IDA, Civic Facilities, Polytechnic
               University Project, Rev., 5.13%, 11/01/06                       1,553
    1,500    New York City IDA, Civic Facilities, YMCA Greater
               New York Project, Rev., 5.80%, 08/01/16                         1,595
    3,010    New York City IDA, IDR, Brooklyn Navy Yard
               Cogen Partners Project, Rev., 6.20%, 10/01/22                   3,124
    3,000    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. A, Rev., FGIC, 5.75%,
               06/15/31                                                        3,303
    1,000    New York City Transit Authority, Metropolitan
               Transportation Authority, Triborough, COP, Ser. A,
               AMBAC, 5.63%, 01/01/12                                          1,134
    2,480    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., 5.00%, 05/01/07               2,761
    4,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., (p), 5.38%,
               02/15/10                                                        4,646
    5,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., (p), 5.75%,
               08/15/09                                                        5,965
    1,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., (p), 5.75%,
               08/15/09                                                        1,193
    2,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., (p), 6.00%,
               08/15/29                                                        2,415
      520    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. B, Rev., 5.50%, 02/01/13                 588
    3,380    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. B, Rev., (p), 5.50%,
               02/01/11                                                        3,961
      695    New York City Transitional Finance Authority,
               Ser. B, Rev., 6.13%, 11/15/14                                     817
    3,305    New York City Transitional Finance Authority,
               Ser. B, Rev., (p), 6.13%, 05/15/10                              4,015
    2,000    New York City Trust for Cultural Resources,
               Educational Broadcasting Corp., Ser. 1999, Rev.,
               4.60%, 01/01/04                                                 2,050
    1,000    New York City, New York, Ser. E, GO, MBIA-IBC,
               5.75%, 08/01/11                                                 1,153
      670    New York City, New York, Capital Appreciation,
               Ser. E, GO, (p), 6.35%, 05/15/08                                  790
       70    New York City, New York, Ser. A, GO, 6.25%,
               08/01/03                                                           71
    5,000    New York City, New York, Ser. B, GO, FGIC,
               5.75%, 08/01/13                                                 5,836
      810    New York City, New York, Ser. F, GO, 5.25%,
               08/01/05                                                          871

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   2,000    New York City, New York, Ser. F, GO, 5.75%,
               02/01/12                                                  $     2,138
    5,920    New York City, New York, Ser. F, GO, MBIA-IBC,
               5.75%, 08/01/11                                                 6,824
    2,000    New York City, New York, Ser. G, GO, 5.00%,
               08/01/06                                                        2,168
    9,200    New York City, New York, Ser. G, GO, 5.00%,
               08/01/07                                                       10,030
    2,555    New York City, New York, Ser. G, GO, 5.00%,
               08/01/08                                                        2,772
    1,250    New York City, New York, Ser. G, GO, 5.75%,
               02/01/04                                                        1,300
      750    New York City, New York, Ser. G, GO, AMBAC,
               5.75%, 02/01/06                                                   832
    7,000    New York City, New York, Sub Ser. A-1, GO,
               5.75%, 08/01/14                                                 7,224
   11,000    New York Convention Center Operating Corp., Yale
               Building Acquisition Project, COP, 6.50%, 12/01/04             11,202
    2,500    New York Local Government Assistance Corp.,
               Senior Lien, Ser. AA, Rev., 5.00%, 04/01/12                     2,764
    9,000    New York Local Government Assistance Corp.,
               Ser. A, Rev., (p), 5.90%, 04/01/05                             10,051
    2,000    New York Local Government Assistance Corp.,
               Ser. E, Rev., FSA, 6.00%, 04/01/14                              2,396
    2,085    New York Mortgage Agency, Home Owner
               Mortgage, Ser. 94, Rev., 5.35%, 04/01/23                        2,247
      825    New York Municipal Bond Bank Agency, Special
               Program, Ser. A, Rev., 6.88%, 03/15/06                            842
      125    New York State Dormitory Authority, Canisius
               College, Rev., MBIA, 4.85%, 07/01/13                              136
      115    New York State Dormitory Authority, Canisius
               College, Rev., MBIA, 4.95%, 07/01/14                              125
      230    New York State Dormitory Authority, Canisius
               College, Rev., MBIA, 5.00%, 07/01/15                              248
    1,545    New York State Dormitory Authority, Child Care
               Facilities, Service Contract, Ser. A, Rev., 5.38%,
               04/01/13                                                        1,728
    1,000    New York State Dormitory Authority, City
               University System, 3rd Generation Reserve, CONS,
               Ser. 1, Rev., AMBAC, 5.25%, 07/01/08                            1,086
    2,500    New York State Dormitory Authority, City
               University System, 3rd Generation Reserve, Rev.,
               FSA, 5.38%, 07/01/13                                            2,766
    1,115    New York State Dormitory Authority, City
               University System, 3rd Generation Reserve, Ser. 2,
               Rev., 6.00%, 07/01/06                                           1,263
    3,565    New York State Dormitory Authority, City
               University System, CONS, Ser. A, Rev., FSA,
               5.75%, 07/01/13                                                 4,183

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   1,000    New York State Dormitory Authority, City
               University System, CONS, Ser. B, Rev., 6.00%,
               07/01/14                                                  $     1,173
    2,000    New York State Dormitory Authority, City
               University System, CONS, Ser. B, Rev., FGIC,
               5.75%, 07/01/07                                                 2,301
    2,280    New York State Dormitory Authority, Columbia
               University, Rev., 5.25%, 07/01/07                               2,581
    3,375    New York State Dormitory Authority, Columbia
               University, Ser. A, Rev., 5.00%, 07/01/10                       3,776
    4,160    New York State Dormitory Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/11                       4,721
    2,000    New York State Dormitory Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/12                       2,277
    1,545    New York State Dormitory Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/13                       1,738
    2,880    New York State Dormitory Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/14                       3,213
    1,145    New York State Dormitory Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/16                       1,260
    3,745    New York State Dormitory Authority, Concord
               Nursing Home, Inc., Rev., 6.25%, 07/01/16                       4,180
      480    New York State Dormitory Authority, FHA Insured
               Nursing Home, Ser. A, Rev., MBIA, 5.50%,
               08/01/20                                                          518
    1,160    New York State Dormitory Authority, Lenox Hill
               Hospital Obligation Group, Rev., 5.00%, 07/01/05                1,233
    1,000    New York State Dormitory Authority, Lenox Hill
               Hospital Obligation Group, Rev., 5.00%, 07/01/06                1,078
    1,330    New York State Dormitory Authority, Lenox Hill
               Hospital Obligation Group, Rev., 5.00%, 07/01/07                1,433
    1,000    New York State Dormitory Authority, Lenox Hill
               Hospital Obligation Group, Rev., 5.25%, 07/01/08                1,096
      320    New York State Dormitory Authority, Long Island
               University, Rev., 5.00%, 09/01/12                                 347
    2,055    New York State Dormitory Authority, Manhattan
               College, Rev., 5.50%, 07/01/09                                  2,354
    1,770    New York State Dormitory Authority, Manhattan
               College, Rev., 5.50%, 07/01/10                                  2,024
    1,295    New York State Dormitory Authority, Master Boces
               Program, Ser. A, Rev., FSA, 5.00%, 08/15/11                     1,443
    1,000    New York State Dormitory Authority, Memorial
               Sloan Kettering Cancer Center, Rev., MBIA, 5.50%,
               07/01/09                                                        1,149
    1,000    New York State Dormitory Authority, Memorial
               Sloan Kettering Cancer Center, Rev., MBIA, 5.50%,
               07/01/23                                                        1,131
      475    New York State Dormitory Authority, Memorial
               Sloan Kettering Cancer Center, Rev., MBIA, 5.75%,
               07/01/19                                                          556

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   2,340    New York State Dormitory Authority, Mental Health
               Services Facilities Improvement, Ser. B, Rev.,
               6.00%, 08/15/16                                           $     2,796
      465    New York State Dormitory Authority, Mental Health
               Services Facilities Improvement, Ser. B, Rev., MBIA,
               5.50%, 02/15/12                                                   520
    1,665    New York State Dormitory Authority, Mental Health
               Services Facilities Improvement, Ser. B, Rev., MBIA,
               5.60%, 08/15/13                                                 1,852
      835    New York State Dormitory Authority, Municipal
               Health Facilities Improvement Program, Ser. 1, Rev.,
               FSA, 5.00%, 01/15/05                                              890
    2,750    New York State Dormitory Authority, Municipal
               Health Facilities Improvement Program, Ser. 1, Rev.,
               FSA, 5.00%, 01/15/06                                            3,002
    2,880    New York State Dormitory Authority, Municipal
               Health Facilities Improvement Program, Ser. 1, Rev.,
               FSA, 5.00%, 01/15/07                                            3,190
    1,000    New York State Dormitory Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/14                1,152
    1,925    New York State Dormitory Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/16                2,236
    1,455    New York State Dormitory Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/18                1,687
    3,150    New York State Dormitory Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/23                3,553
    1,570    New York State Dormitory Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/24                1,766
    2,480    New York State Dormitory Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/25                2,779
    8,360    New York State Dormitory Authority, New York
               University, Ser. A, Rev., AMBAC, 5.75%, 07/01/13                9,808
    2,000    New York State Dormitory Authority, New York
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/09                 2,330
    1,000    New York State Dormitory Authority, New York
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/15                 1,180
    3,500    New York State Dormitory Authority, New York
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/16                 4,155
    2,530    New York State Dormitory Authority, North Shore
               University Hospital, Rev., MBIA, 5.50%, 11/01/10                2,917
    3,450    New York State Dormitory Authority, Pratt Institute,
               Rev., 6.25%, 07/01/14                                           4,048
    4,000    New York State Dormitory Authority, Rochester
               Institute of Technology, Rev., MBIA, 5.30%,
               07/01/17                                                        4,266
    2,015    New York State Dormitory Authority, Rockefeller
               University, Rev., 5.00%, 07/01/12                               2,189
    1,000    New York State Dormitory Authority, School
               Districts Financing Program, Ser. A, Rev., MBIA,
               5.00%, 10/01/05                                                 1,093

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   1,150    New York State Dormitory Authority, School
               Districts Financing Program, Ser. A, Rev., MBIA,
               5.25%, 10/01/09                                           $     1,314
    3,855    New York State Dormitory Authority, School
               Districts Financing Program, Ser. A, Rev., MBIA,
               5.25%, 10/01/10                                                 4,389
    1,055    New York State Dormitory Authority, School
               Districts Financing Program, Ser. C, Rev., MBIA,
               5.50%, 10/01/11                                                 1,216
    2,010    New York State Dormitory Authority, School
               Districts Financing Program, Ser. C, Rev., MBIA,
               5.50%, 10/01/12                                                 2,323
    1,670    New York State Dormitory Authority, School
               Districts Financing Program, Ser. C, Rev., MBIA,
               5.50%, 10/01/13                                                 1,908
    1,240    New York State Dormitory Authority, School
               Districts Financing Program, Ser. C, Rev., MBIA,
               5.50%, 10/01/14                                                 1,409
    4,160    New York State Dormitory Authority, School
               Districts Financing Program, Ser. E, Rev., MBIA,
               5.00%, 10/01/11                                                 4,643
    2,025    New York State Dormitory Authority, School
               Districts Financing Program, Ser. E, Rev., MBIA,
               5.00%, 10/01/12                                                 2,250
    1,335    New York State Dormitory Authority, School
               Districts Financing Program, Ser. F, Rev., MBIA,
               6.50%, 10/01/20                                                 1,676
    9,025    New York State Dormitory Authority, Ser. B, Adj.,
               Rev., 5.25%, 11/15/23                                           9,852
    1,575    New York State Dormitory Authority, Ser. C, Rev.,
               7.38%, 05/15/10                                                 1,925
      425    New York State Dormitory Authority, Ser. C, Rev.,
               (p), 7.38%, 05/15/09                                              538
    1,105    New York State Dormitory Authority, Special Act
               School Districts Program, Rev., MBIA, 5.30%,
               07/01/11                                                        1,231
    2,065    New York State Dormitory Authority, State Service
               Contract, Albany County, Rev., 5.25%, 04/01/12                  2,238
      340    New York State Dormitory Authority, State Service
               Contract, Albany County, Rev., 5.50%, 04/01/08                    385
      500    New York State Dormitory Authority, State
               University Educational Facilities, Ser. A, Rev.,
               6.50%, 05/15/06                                                   572
    1,380    New York State Dormitory Authority, State
               University Educational Facilities, Ser. A, Rev., FGIC,
               5.50%, 05/15/06                                                 1,542
    6,500    New York State Dormitory Authority, State
               University Educational Facilities, Ser. A, Rev., FGIC,
               5.50%, 05/15/13                                                 7,478

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   5,000    New York State Dormitory Authority, State
               University Educational Facilities, Ser. A, Rev.,
               MBIA-IBC, 5.25%, 05/15/15                                 $     5,654
   31,852    New York State Dormitory Authority, State
               University of New York, Stoney Brook University,
               Rev., 3.92%, 03/27/07                                          33,163
   10,000    New York State Dormitory Authority, The City
               University of New York, CONS, Rev., AMBAC,
               5.75%, 07/01/13                                                11,733
    1,545    New York State Dormitory Authority, The City
               University of New York, Special Obligation, Ser. D,
               MBIA-IBC, 5.75%, 07/01/06                                       1,746
    3,500    New York State Dormitory Authority, Third General
               Reserve, Rev., 5.25%, 11/15/13                                  3,904
    1,210    New York State Dormitory Authority, University of
               Rochester, Ser. A, Rev., 6.50%, 07/01/06                        1,392
    5,000    New York State Energy Research & Development
               Authority, PCR, New York State Electric & Gas
               Corp., Ser. E, Rev., MBIA, 5.90%, 12/01/06                      5,757
    5,110    New York State Environmental Facilities Corp.,
               Clean Water & Drinking, Revolving Funds, Pooled
               Loan Program, Ser. B, Rev., 5.70%, 07/15/14                     5,834
    3,320    New York State Environmental Facilities Corp.,
               Clean Water & Drinking, Revolving Funds, Ser. L,
               Rev., 5.00%, 11/15/11                                           3,723
    3,410    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Rev., 5.75%,
               06/15/11                                                        4,009
    5,030    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Rev., 5.75%,
               06/15/12                                                        5,948
    1,590    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Rev., (p), 5.75%,
               06/15/11                                                        1,890
    2,170    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Rev., (p), 5.75%,
               06/15/12                                                        2,596
    5,415    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Ser. E, Rev.,
               MBIA, 6.00%, 06/15/12                                           6,472
      765    New York State Housing Finance Agency, Health
               Facilities, Monroe County, Ser. A, Rev., 7.63%,
               05/01/05                                                          771
      275    New York State Housing Finance Agency,
               Multi-Family Mortgage Housing, Ser. A, Rev., 6.95%,
               08/15/12                                                          279
    1,550    New York State Housing Finance Agency, State
               University Construction, Ser. A, Rev., (p), 8.00%,
               05/01/11                                                        1,998

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$     405    New York State Medical Care Facilities Finance
               Agency, FHA Insured Mortgage Project, St. Charles
               Memorial Hospital, Ser. F, Rev., (p), 6.20%, 08/15/05     $       451
      440    New York State Medical Care Facilities Finance
               Agency, Hospital and Nursing Home, Insured
               Mortgage, Ser. C, Rev., (p), 5.75%, 02/15/08                      512
    2,100    New York State Medical Care Facilities Finance
               Agency, New York Hospital FHA Insured Mortgage,
               Ser. A, Rev., (p), AMBAC, 6.80%, 02/15/05                       2,369
    2,550    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., 6.00%, 04/01/11                 2,907
    1,345    New York State Thruway Authority, Capital
               Appreciation, Special Obligation, Ser. A, Rev., 0.00%,
               01/01/04                                                        1,326
    5,000    New York State Thruway Authority, Highway &
               Bridge Trust Fund, Ser. A, Rev., FGIC, 5.25%,
               04/01/08                                                        5,645
      800    New York State Thruway Authority, Highway &
               Bridge Trust Fund, Ser. B, Rev., FGIC, 5.40%,
               04/01/03                                                          803
    1,135    New York State Thruway Authority, Highway &
               Bridge Trust Fund, Ser. B-1, Rev., (p), FGIC, 5.60%,
               04/01/10                                                        1,337
      735    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., 5.25%, 04/01/14                   802
    3,765    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., (p), 6.00%,
               04/01/07                                                        4,443
    5,000    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., (p), MBIA, 5.63%,
               04/01/09                                                        5,881
    2,890    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., MBIA, 5.50%,
               04/01/10                                                        3,312
    5,930    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Ser. A-2, Rev., MBIA,
               5.38%, 04/01/10                                                 6,617
   13,900    New York State Urban Development Corp.,
               Correctional & Youth Facilities Services, Ser. A,
               Rev., 5.50%, 01/01/17                                          15,479
    3,045    New York State Urban Development Corp.,
               Correctional Capital Facilities, Ser. A, Rev., FSA,
               5.25%, 01/01/14                                                 3,424
    1,000    New York State Urban Development Corp., State
               Facilities, Rev., 5.60%, 04/01/15                               1,153
      250    New York State Urban Development Corp., Youth
               Facilities Services Contract, Ser. B, Rev., 5.60%,
               04/01/11                                                          284
       95    New York State Urban Development Corp., Youth
               Facilities Services Contract, Ser. B, Rev., 5.88%,
               04/01/14                                                          110

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   1,000    New York State, GO, 2.75%, 07/01/04                         $     1,021
    3,000    New York State, GO, 6.00%, 03/01/07                               3,442
    2,000    Niagara Falls Bridge Commission, Tolls, Ser. B,
               Rev., FGIC, 5.25%, 10/01/15                                     2,268
      330    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/04                                             349
      200    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/05                                             217
    1,045    Oneida County, GO, FGIC, 5.50%, 03/15/11                          1,200
    1,000    Oneida-Herkimer Solid Waste Management
               Authority, Solid Waste Systems, Rev., FSA, 5.50%,
               04/01/11                                                        1,145
    1,230    Onondaga County, GO, 5.25%, 05/15/13                              1,413
    1,280    Onondaga County, GO, 5.25%, 05/15/14                              1,468
    1,335    Onondaga County, GO, 5.25%, 05/15/15                              1,528
      785    Onondaga County, GO, 5.25%, 05/15/16                                893
    2,500    Onondaga County, Ser. A, GO, 5.00%, 05/01/12                      2,786
      495    Onondaga County, Ser. A, GO, 5.25%, 05/15/13                        554
      495    Onondaga County, Ser. A, GO, 5.25%, 05/15/14                        550
      515    Onondaga County, Ser. A, GO, 5.25%, 05/15/15                        570
      540    Onondaga County, Ser. A, GO, 5.25%, 05/15/16                        592
    9,425    Port Authority of New York & New Jersey, 120th
               Ser., Rev., MBIA, 5.75%, 10/15/07                              10,846
    3,385    Port Authority of New York & New Jersey, CONS,
               94th Ser., Rev., 5.70%, 12/01/10                                3,641
      275    Randolph Central School District, GO, FGIC, 5.00%,
               06/15/06                                                          303
      775    Red Creek Central School District, GO, FSA,
               5.50%, 06/15/14                                                   890
    2,180    Rochester, New York, Ser. A, GO, AMBAC, 5.70%,
               08/15/04                                                        2,322
      890    Rockland County, Various Purposes, Ser. A, GO,
               4.50%, 10/01/09                                                   967
      195    Rondout Valley Central School District, GO, FSA,
               5.13%, 03/01/17                                                   224
      865    Rondout Valley Central School District, GO, FSA,
               5.25%, 03/01/18                                                   999
      930    Rondout Valley Central School District, GO, FSA,
               5.25%, 03/01/19                                                 1,074
    1,050    Scotia Glenville Central School District, GO, FGIC,
               5.40%, 06/15/12                                                 1,227
    1,050    Scotia Glenville Central School District, GO, FGIC,
               5.50%, 06/15/13                                                 1,233
    1,025    Scotia Glenville Central School District, GO, FGIC,
               5.50%, 06/15/14                                                 1,204
      275    Shenendehowa Central School District, Clifton Park,
               GO, FSA, 5.50%, 07/15/11                                          322
      500    Stillwater Central School District, GO, MBIA, 5.20%,
               06/15/11                                                          574
    3,680    Suffolk County IDA, Southwest Sewer System,
               Rev., FGIC, 4.90%, 02/01/06                                     3,832

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   1,940    Suffolk County, Public Improvement, Ser. C, GO,
               MBIA, 5.00%, 07/15/09                                     $     2,175
    1,730    Suffolk County, Public Improvement, Ser. C, GO,
               MBIA, 5.25%, 07/15/13                                           1,947
    1,215    Suffolk County, Public Improvement, Ser. C, GO,
               MBIA, 5.25%, 07/15/14                                           1,358
    3,000    Suffolk County, Southwest Sewer District, GO,
               MBIA, 6.00%, 02/01/05                                           3,267
    4,365    Suffolk County, Southwest Sewer District, GO,
               MBIA, 6.00%, 02/01/08                                           5,074
    1,065    Sullivan County, Public Improvement, GO, MBIA,
               5.00%, 03/15/08                                                 1,107
    2,000    The New York State Power Authority, Rev., 5.00%,
               11/15/06                                                        2,235
    1,300    The New York State Power Authority, Rev., 5.50%,
               11/15/07                                                        1,494
    7,945    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. SR, Rev., 5.50%, 01/01/12                         9,043
    1,500    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. Y, Rev., 5.90%, 01/01/07                          1,723
    9,125    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. Y, Rev., 6.00%, 01/01/12                         10,822
    2,690    TSASC, Inc., Plan Principal 2003, Ser. 1, Rev.,
               5.00%, 07/15/08                                                 2,720
    1,790    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/05                                                 1,920
    1,870    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/06                                                 2,042
    1,955    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/07                                                 2,151
    1,000    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/08                                                 1,100
    1,980    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/09                                                 2,166
      465    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/04                                                          482
      700    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/11                                                          781
      675    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/12                                                          749
      295    Utica, New York, Public Improvement, GO, 6.10%,
               01/15/13                                                          323
      565    Warwick Valley Central School District, GO, FSA,
               5.50%, 01/15/14                                                   631
      600    Watertown City School District, GO, FSA, 5.63%,
               06/15/16                                                          709
    1,365    Watertown City School District, GO, FSA, 5.63%,
               06/15/17                                                        1,613
    1,245    Watertown City School District, GO, FSA, 5.63%,
               06/15/18                                                        1,471

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   2,870    Westchester County Healthcare Corp., Sub Ser. B,
               Rev., 5.20%, 11/01/16                                     $     3,109
    8,140    Westchester County Healthcare Corp., Sub Ser. B,
               Rev., 5.25%, 11/01/12                                           9,102
    2,000    Westchester County IDA, Civic Facilities,
               Children's Village Project, Ser. A, Rev., 5.30%,
               03/15/14                                                        2,140
    2,000    Westchester County IDA, Resource Recovery,
               Resco Co. Project, Ser. A, Rev., AMBAC, 5.70%,
               07/01/08                                                        2,123
    1,150    Westchester County, GO, (p), 6.70%, 11/01/06                      1,357
    1,705    William Floyd Union Free School District of the
               Mastics-Moriches-Shirley, Ser. B, GO, MBIA, 4.63%,
               06/15/08                                                        1,886
    1,000    Windsor Central School District, GO, FGIC, 5.50%,
               06/15/13                                                        1,174
    1,170    Windsor Central School District, GO, FGIC, 5.50%,
               06/15/14                                                        1,374
      650    Windsor Central School District, GO, FGIC, 5.50%,
               06/15/15                                                          763
    3,230    Yonkers, New York, Ser. C, GO, AMBAC, 5.50%,
               08/01/04                                                        3,423
                                                                         -----------
                                                                             780,068

             Puerto Rico -- 5.9%
      511    Puerto Rico Commonwealth Trust, 7.00%, 12/04/03                     526
    3,000    Puerto Rico Commonwealth, GO, MBIA, 6.50%,
               07/01/12                                                        3,723
    3,500    Puerto Rico Commonwealth, Public Improvement,
               GO, 6.00%, 07/01/29                                             3,901
    1,220    Puerto Rico Commonwealth, Public Improvement,
               GO, FSA, 5.50%, 07/01/12                                        1,417
    1,000    Puerto Rico Electric Power Authority, Ser. DD,
               Rev., FSA, 5.00%, 07/01/11                                      1,093
    1,300    Puerto Rico Electric Power Authority, Ser. HH,
               Rev., FSA, 5.50%, 07/01/10                                      1,504
    1,500    Puerto Rico Electric Power Authority, Ser. KK, Rev.,
               FSA, 5.25%, 07/01/13                                            1,714
    1,800    Puerto Rico Electric Power Authority, Ser. X, Rev.,
               (p), 6.00%, 07/01/05                                            2,035
    8,430    Puerto Rico Highway & Transportation Authority,
               Ser. F, Rev., 5.00%, 07/01/07                                   9,303
      160    Puerto Rico Infrastructure Financing Authority,
               Special Obligation, Ser. A, 4.75%, 10/01/12                       176
    1,500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               FSA, 6.00%, 08/01/15                                            1,748
    4,125    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.00%, 07/01/05                       4,413
    4,725    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.00%, 07/01/07                       5,141
      500    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.25%, 07/01/08                         542

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Puerto Rico -- Continued
$   4,500    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.25%, 07/01/08                 $     4,947
    3,570    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.50%, 07/01/12                       3,949
    1,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.50%, 07/01/14                       1,106
    5,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. H, Rev., AMBAC, 5.50%, 07/01/16                5,779
                                                                         -----------
                                                                              53,017

             Virgin Islands -- 0.7%
    1,390    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Loan Notes, Ser. A, Rev., 5.00%,
               10/01/03                                                        1,414
    4,000    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Loan Notes, Ser. A, Rev., 6.38%,
               10/01/19                                                        4,569
                                                                         -----------
                                                                               5,983

             Virginia -- 0.2%
    1,740    Virginia Resources Authority, Infrastructure, Pooled
               Loan Bond Project, Ser. B, Rev., 5.00%, 11/01/12                1,950
             -----------------------------------------------------------------------
             Total State and Municipal Obligations                           877,475
             (Cost $818,143)
------------------------------------------------------------------------------------
     Short-Term Investments -- 1.6%

             MUNICIPAL SECURITIES -- 0.3%
             Multiple States -- 0.2%
    1,986    Puttable Floating Option Tax-Exempt Reciepts,
               FLOATS, Ser. PPT-34, FRDO, #, 1.14%, 04/01/03                   1,986

             New York -- 0.1%
      300    New York City, New York, Ser. B, Sub Ser. B-4,
               GO, FRDO, MBIA, 1.15%, 03/03/03                                   300
      400    New York State Thruway Authority, Floating Rate
               Trust Receipts, Ser. SG-119, Rev., FRDO, 1.15%,
               03/03/03                                                          400
                                                                         -----------
                                                                                 700
             -----------------------------------------------------------------------
             Total Municipal Securities                                        2,686
             (Cost $2,686)
             -----------------------------------------------------------------------

   SHARES
             MONEY MARKET FUND -- 1.3%
   11,974    JPMorgan Tax Free Money Market Fund (a)                          11,974
             (Cost $11,974)
------------------------------------------------------------------------------------
             Total Short-Term Investments                                     14,660
             (Cost $14,660)
------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                 $   892,135
             (Cost $832,803)
------------------------------------------------------------------------------------

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                                   NOTIONAL           UNREALIZED
 NUMBER                                                            VALUE AT          APPRECIATION/
   OF                                           EXPIRATION          2/28/03         (DEPRECIATION)
CONTRACTS    DESCRIPTION                           DATE              (USD)               (USD)
--------------------------------------------------------------------------------------------------
             SHORT FUTURES OUTSTANDING
  (183)      5 Year Treasury Notes              June, 2003        $ (20,808)           $  (184)

                       See notes to financial statements.

     JPMORGAN TAX FREE INCOME FUND
     Portfolio of Investments

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- 99.0%

             STATE AND MUNICIPAL OBLIGATIONS -- 99.0%
             Alabama -- 0.5%
$   1,805    Jefferson County, Sewer, Ser. D, Rev., 5.75%,
               02/01/22                                                  $     1,964
    2,195    Jefferson County, Sewer, Ser. D, Rev., (p), 5.75%,
               02/01/07                                                        2,522
                                                                         -----------
                                                                               4,486

             Arizona -- 0.8%
    5,300    Pima County Unified School District No. 1, Tucson,
               GO, FGIC, 7.50%, 07/01/10                                       6,766

             Arkansas -- 0.6%
    5,000    Arkansas State, Federal Highway Grant Anticipation,
               Ser. A, GO, 5.25%, 08/01/05 +                                   5,461

             California -- 12.3%
    6,000    California Infrastructure & Economic Development
               Bank, State Revolving Fund, Clean Water, Rev.,
               5.00%, 10/01/15 +                                               6,545
    2,000    California State, GO, MBIA-IBC, 6.50%, 11/01/09                   2,418
    1,000    California State, Veterans Bonds, Ser. AM, GO,
               9.00%, 10/01/05                                                 1,178
    1,000    Fullerton University Foundation, Auxiliary
               Organization, Ser. A, Rev., MBIA, 5.75%, 07/01/30               1,091
    3,815    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Ser. A, Rev., FSA, 5.00%,
               07/01/17                                                        4,087
    6,000    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Ser. A, Rev., FSA, 5.00%,
               07/01/18                                                        6,386
    4,000    Los Angeles Harbor Department, Rev., (p), 7.60%,
               10/01/18                                                        5,266
    5,000    Los Angeles Unified School District, Ser. A, GO,
               FSA, 5.00%, 07/01/21                                            5,240
    3,000    Modesto Irrigation District Financing Authority,
               Ser. A, Rev., MBIA, 6.00%, 10/01/15                             3,452
    2,015    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/07                                       2,832
    1,275    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/08                                       1,868
    2,550    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/09                                       3,862
    2,855    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/10                                       4,454
    3,170    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/11                                       5,076
    3,730    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/13                                       6,258
    3,835    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/14                                       6,583
    1,000    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/15                                       1,741

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             California -- Continued
$   9,930    Pomona Unified School District, Ser. A, GO, MBIA,
               6.15%, 08/01/15                                           $    11,864
    2,510    Riverside, California, Electric, Rev., FSA, 5.25%,
               10/01/15                                                        2,791
    4,135    Rocklin Unified School District, GO, FGIC, 0.00%,
               08/01/19                                                        1,881
    4,625    Rocklin Unified School District, GO, FGIC, 0.00%,
               08/01/20                                                        1,978
    5,215    Rocklin Unified School District, GO, FGIC, 0.00%,
               08/01/22                                                        1,940
    2,800    South Orange County Public Financing Authority,
               Special Tax, Senior Lien, Ser. A, MBIA, 6.20%,
               09/01/13                                                        2,922
    5,500    Southern California Public Power Authority, Power
               Project, San Juan Power, Ser. B, Adj., Rev., FSA,
               5.25%, 01/01/20                                                 6,165
    7,000    Southern California Public Power Authority, San
               Juan Unit 3, Power Project, Ser. A, Rev., FSA,
               5.50%, 01/01/14                                                 8,025
                                                                         -----------
                                                                             105,903

             Colorado -- 1.7%
    1,145    Colorado Water Resources & Power Development
               Authority, Drinking Water, Ser. A, Rev., 5.25%,
               09/01/11                                                        1,285
      100    Colorado Water Resources & Power Development
               Authority, Drinking Water, Ser. A, Rev., 5.25%,
               09/01/13                                                          111
    2,000    Denver City & County, Airport, Ser. A, Rev.,
               AMBAC, 6.00%, 11/15/17                                          2,240
      570    Douglas County, Sales & Use Tax, Rev., FSA,
               5.35%, 10/15/14                                                   630
    3,050    Platte River Power Authority, Ser. DD, Rev., MBIA,
               6.00%, 06/01/05                                                 3,368
    4,400    Platte River Power Authority, Ser. DD, Rev., MBIA,
               6.00%, 06/01/06                                                 5,001
    1,620    Platte River Power Authority, Ser. DD, Rev., MBIA,
               6.00%, 06/01/07                                                 1,874
                                                                         -----------
                                                                              14,509

             Connecticut -- 1.2%
    4,555    Waterbury, Connecticut, Ser. A, GO, FSA, 5.50%,
               04/01/14                                                        5,150
    5,055    Waterbury, Connecticut, Ser. A, GO, FSA, 5.50%,
               04/01/15                                                        5,678
                                                                         -----------
                                                                              10,828

             Delaware -- 0.7%
    5,000    Delaware State Economic Development Authority,
               Osteopathic Hospital Association of Delaware,
               Ser. A, Rev., (p), 6.90%, 01/01/18                              6,366

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Florida -- 2.7%
$   2,200    Dade County, Special Obligation, Special Tax, Miami
               Beach Convention Center Project, (p), FGIC, 8.63%,
               12/01/07                                                  $     2,633
    3,000    Florida State Division of Bond Finance, General
               Services, Department of Environmental
               Protection & Preservation, Ser. 2000-A, Rev.,
               FGIC, 5.38%, 07/01/11                                           3,364
    3,205    Hillsborough County Aviation Authority, Tampa
               International Airport, Ser. B, Rev., FGIC, 6.00%,
               10/01/18                                                        3,823
    3,800    Lakeland, Florida, Electric & Water, First Lien,
               Ser. B, Rev., FSA, 6.05%, 10/01/14                              4,598
    3,130    Orange County Health Facilities Authority, Ser. A,
               Rev., (p), MBIA, 6.25%, 10/01/12                                3,845
    1,295    Orange County Health Facilities Authority, Ser. A,
               Rev., MBIA, 6.25%, 10/01/12                                     1,574
    1,630    Orange County Health Facilities Authority, Ser. C,
               Rev., (p), MBIA, 6.25%, 10/01/12                                2,002
      680    Orange County Health Facilities Authority, Ser. C,
               Rev., MBIA, 6.25%, 10/01/12                                       826
      495    Orange County, Tourist Development, Ser. A, Rev.,
               (p), AMBAC, 6.50%, 10/01/10                                       506
                                                                         -----------
                                                                              23,171

             Georgia -- 5.9%
   10,000    Dalton Development Authority, Rev., MBIA, 5.50%,
               08/15/26                                                       11,224
    7,635    De Kalb County Housing Authority, Apartment
               Development, Fox Hollow Apartments, Rev., (p),
               7.00%, 05/15/07                                                 8,873
    1,000    De Kalb County, Water & Sewer Systems, Rev.,
               5.25%, 10/01/11                                                 1,135
    7,000    Georgia Municipal Electric Authority, Power, Ser. Z,
               Rev., MBIA-IBC, 5.50%, 01/01/20                                 7,908
       15    Georgia State Residential Finance Authority, Single
               Family Mortgage, Ser. A, Rev., 8.40%, 12/01/18                     15
    5,000    Metropolitan Atlanta Rapid Transportation
               Authority, Sales Tax, Second Indenture, Ser. A,
               Rev., (p), MBIA, 6.90%, 07/01/04                                5,478
   10,485    Metropolitan Atlanta Rapid Transportation
               Authority, Sales Tax, Ser. P, Rev., AMBAC, 6.25%,
               07/01/20                                                       12,965
    3,110    Savanah Economic Development Authority,
               College of Art & Design, Inc. Project, Rev.,
               6.60%, 10/01/15                                                 3,410
                                                                         -----------
                                                                              51,008

             Hawaii -- 0.7%
    5,000    Honolulu City & County, Ser. A, GO, 7.35%, 07/01/08               6,172

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Illinois -- 3.2%
$   3,990    Cook County Community High School
               District No. 219, Niles Township, GO, FGIC,
               8.00%, 12/01/15                                           $     5,585
    8,525    Cook County, Ser. D, GO, AMBAC, 5.25%,
               11/15/11                                                        9,672
    5,000    Cook County, Ser. D, GO, AMBAC, 5.25%,
               11/15/12                                                        5,690
      309    Illinois Health Facilities Authority, Ser. A, Rev., (p),
               MBIA, 7.90%, 08/15/03                                             318
      641    Illinois Health Facilities Authority, Ser. A, Rev.,
               MBIA, 7.90%, 08/15/03                                             645
    3,250    Illinois Housing Development Authority,
               Multi-Family Housing, Ser. 1991-A, Rev.,
               8.25%, 07/01/16                                                 3,255
    2,425    Regional Transportation Authority, Rev., MBIA,
               6.25%, 07/01/15                                                 2,959
                                                                         -----------
                                                                              28,124

             Iowa -- 0.7%
    5,000    Muscatine, Iowa, Electric, Ser. A, Rev., AMBAC,
               5.50%, 01/01/11                                                 5,691

             Kansas -- 0.1%
    1,000    Johnson County Water District No. 1, Rev., 5.00%,
               12/01/10                                                        1,126

             Kentucky -- 1.0%
    8,000    Louisville & Jefferson Counties Metropolitan Sewer
               District, Sewer & Drain System, Ser. A, Rev., (p),
               AMBAC, 6.50%, 11/15/04                                          8,880

             Louisiana -- 1.7%
    1,500    Louisiana State, Gas & Fuels Tax, Ser. A, Rev.,
               AMBAC, 5.38%, 06/01/15                                          1,672
    2,000    Louisiana State, Gas & Fuels Tax, Ser. A, Rev.,
               AMBAC, 5.38%, 06/01/18                                          2,190
    1,290    Louisiana State, Gas & Fuels Tax, Ser. A, Rev.,
               AMBAC, 5.38%, 06/01/19                                          1,406
    2,000    Orleans Parish School Board, Defeased, Rev., (p),
               MBIA, 8.85%, 02/01/06                                           2,407
    2,000    Orleans Parish School Board, Defeased, Rev., (p),
               MBIA, 8.90%, 02/01/07                                           2,511
    4,000    Orleans Parish School Board, GO, (p), FGIC, 7.50%,
               09/01/05                                                        4,612
                                                                         -----------
                                                                              14,798

             Massachusetts -- 4.7%
    9,000    Massachusetts State Port Authority, Ser. B, Rev.,
               FSA, 5.50%, 07/01/13                                            9,790
    8,700    Massachusetts State, CONS, Ser. C, GO, 5.25%,
               12/01/07                                                        9,873
   17,700    Massachusetts State, CONS, Ser. D, GO, 5.50%,
               08/01/19                                                       20,205

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Massachusetts -- Continued
$   1,000    New England Education Loan Marketing Corp.,
               Student Loan, Sub-Issue H, Rev., 6.90%, 11/01/09          $     1,160
                                                                         -----------
                                                                              41,028

             Michigan -- 0.6%
    5,000    Michigan Strategic Fund, Detroit Edison Co.,
               Ser. CC, Adj., Rev., AMBAC, 4.85%, 09/01/30                     5,474

             Missouri -- 0.2%
    1,105    Sikeston, Missouri, Electric, Rev., MBIA, 6.00%,
               06/01/16                                                        1,339

             Nevada -- 0.0% ^
       30    Nevada Housing Division, Single Family Housing,
               Ser. A-3, Rev., 8.20%, 10/01/19                                    30

             New Hampshire -- 0.4%
    3,240    Manchester Housing & Redevelopment Authority,
               Ser. A, Rev., 6.75%, 01/01/15                                   3,625

             New Jersey -- 2.9%
    4,200    Freehold Regional High School District, GO, (p),
               FGIC, 5.60%, 03/01/10                                           4,864
    5,215    New Jersey Economic Development Authority,
               Educational Testing Service, Ser. B, Rev., (p),
               MBIA, 6.25%, 05/15/05                                           5,880
    1,500    New Jersey State Educational Facilities Authority,
               Fairleigh Dickinson University, Ser. G, Rev.,
               5.70%, 07/01/28                                                 1,499
    5,000    New Jersey State Highway Authority, Garden State
               Parkway, Rev., 6.20%, 01/01/10                                  5,820
    1,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/15                                                        1,174
    1,875    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. B, Rev., (p), MBIA,
               6.50%, 06/15/10                                                 2,291
    3,125    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. B, Rev., MBIA,
               6.50%, 06/15/10                                                 3,786
                                                                         -----------
                                                                              25,314

             New Mexico -- 0.7%
    5,000    Bernalillo County, Gross Receipts, Ser. B, Rev.,
               5.70%, 04/01/27 +                                               5,710

             New York -- 29.6%
   10,000    Metropolitan Transportation Authority, Ser. A, Rev.,
               FGIC, 5.00%, 11/15/25                                          10,203
   15,000    Metropolitan Transportation Authority, Ser. A, Rev.,
               FSA, 5.00%, 11/15/30                                           15,211
      380    New York City IDA, Civic Facilities, Mount St.
               Vincent College, Rev., 7.00%, 05/01/08                            393

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   3,500    New York City IDA, IDR, Brooklyn Navy Yard
               Cogen Partners Project, Rev., 6.20%, 10/01/22             $     3,633
    2,850    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. A, Rev., 5.75%,
               06/15/30                                                        3,122
   13,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Adj., Rev., 5.50%,
               11/01/26                                                       14,464
    8,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. C, Rev., 5.50%, 11/01/24               8,507
    9,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. C, Rev., (p), 5.50%,
               05/01/10                                                       10,499
    2,000    New York City, New York, Ser. A, GO, 5.38%,
               08/01/15                                                        2,094
   12,000    New York City, New York, Ser. A, GO, MBIA-IBC,
               6.25%, 08/01/08                                                13,727
    2,450    New York City, New York, Ser. A, GO, MBIA-IBC,
               6.25%, 08/01/09                                                 2,799
    3,000    New York City, New York, Ser. B, GO, 5.50%,
               08/01/12                                                        3,267
    4,000    New York City, New York, Ser. B, GO, MBIA,
               6.50%, 08/15/10                                                 4,790
   18,240    New York City, New York, Ser. F, GO, 6.00%,
               01/15/18                                                       20,056
   15,000    New York City, New York, Ser. G, GO, MBIA-IBC,
               5.75%, 08/01/11                                                17,291
   10,155    New York Mortgage Agency, Homeowner
               Mortgage, Ser. 85, Rev., 5.70%, 10/01/17                       10,608
    1,500    New York State Dorm Authority, FHA Insured
               Nursing Home, Ser. A, Rev., MBIA, 5.50%,
               08/01/30                                                        1,576
    2,000    New York State Dorm Authority, Pratt Institute,
               Rev., 6.00%, 07/01/28                                           2,236
    5,000    New York State Dormitory Authority, City
               University System, CONS, Ser. A, Rev., FSA,
               5.75%, 07/01/13                                                 5,866
    6,000    New York State Energy Research & Development
               Authority, PCR, Niagara Mohawk Power Corp.,
               Ser. A, Rev., FGIC, 7.20%, 07/01/29                             6,545
       95    New York State Environmental Facilities Corp.,
               PCR, Ser. D-02, Rev., 6.85%, 11/15/11                             104
    1,115    New York State Environmental Facilities Corp.,
               PCR, Ser. D-02, Rev., (p), 6.85%, 11/15/04                      1,246
    1,440    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Ser. D, Rev.,
               (p), 6.85%, 11/15/04                                            1,609
    7,270    New York State Environmental Facilities Corp.,
               State Revolving Funds, New York City Municipal
               Project, Clean Water & Drinking, Sub Ser. E, Rev.,
               5.38%, 06/15/17                                                 8,053

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             New York -- Continued
$   7,135    New York State Environmental Facilities Corp.,
               State Revolving Funds, New York City Municipal
               Project, Clean Water & Drinking, Sub Ser. E, Rev.,
               5.38%, 06/05/18                                           $     7,851
    9,345    New York State Environmental Facilities Corp.,
               State Revolving Funds, New York City Municipal
               Water Project, Clean Water & Drinking, Ser. D,
               Rev., 5.38%, 06/15/19                                          10,267
      265    New York State Housing Finance Agency, Health
               Facilities, Monroe County, Ser. A, Rev., 7.63%,
               05/01/05                                                          267
    3,320    New York State Housing Finance Agency, State
               University Construction, Ser. A, Rev., (p), 7.90%,
               11/01/06                                                        3,719
    2,070    New York State Medical Care Facilities Finance
               Agency, Hospital and Nursing Home, Insured

               Mortgage, Ser. C, Rev., 6.25%, 08/15/12                         2,225
    2,000    New York State Medical Care Facilities Finance
               Agency, Special Obligation, Mental Health Services
               Facilities Improvement, Ser. A, (p), 8.30%, 05/01/04            2,167
   10,000    New York State Urban Development Corp.,
               Correctional & Youth Facilities Services, Ser. A,
               Rev., 5.50%, 01/01/17                                          11,135
    2,500    New York State Urban Development Corp.,
               Correctional Capital Facilities, Rev., (p), MBIA-IBC,
               5.70%, 01/01/07                                                 2,899
   26,000    Port Authority of New York & New Jersey, CONS,
               93rd Ser., Rev., 6.13%, 06/01/94                               30,522
    9,000    Triborough Bridge & Tunnel Authority, Convention
               Center Project, Ser. E, Rev., 7.25%, 01/01/10                  10,629
    3,650    Triborough Bridge & Tunnel Authority, Ser. B, Rev.,
               5.00%, 11/15/32                                                 3,682
    2,000    Utica IDA, Civic Facilities, Munson-Williams-Proctor
               Institute Project, Ser. A, Rev., 5.38%, 07/15/19                2,160
                                                                         -----------
                                                                             255,422

             North Dakota -- 0.7%
    5,000    Mercer County, PCR, Antelope Valley Station,
               Rev., AMBAC, 7.20%, 06/30/13                                    6,201

             Ohio -- 1.4%
   11,000    Cleveland, Ohio, Public Power System, First

               Mortgage, Ser. A, Rev., (p), MBIA, 7.00%, 11/15/04             12,302

             Oklahoma -- 1.2%
    2,810    Oklahoma Development Finance Authority, Samuel
               Roberts Noble Foundation, Inc., Rev., 5.50%,
               05/01/11                                                        3,078
    1,450    Oklahoma Housing Finance Agency, Single Family
               Mortgage, Ser. B-2, Rev., 6.80%, 09/01/26                       1,485

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Oklahoma -- Continued
$   5,000    Tulsa Metropolitan Utility Authority, Rev., MBIA,
               5.75%, 09/01/19                                           $     5,488
                                                                         -----------
                                                                              10,051

             Oregon -- 1.8%
    5,780    Oregon State, Higher Education Building, Ser. A,
               GO, (p), 6.45%, 08/01/04                                        6,267
    3,695    Salem Hospital Facility Authority, Salem Hospital,
               Rev., 5.25%, 08/15/14                                           3,887
    5,000    Washington County Unified Sewer Agency, Senior
               Lien, Ser. A, Rev., FGIC, 5.75%, 10/01/10                       5,867
                                                                         -----------
                                                                              16,021

             Pennsylvania -- 1.4%
    6,500    Pennsylvania IDA, Economic Development, Rev.,
               AMBAC, 5.50%, 07/01/18                                          7,246
    4,500    Sayre Health Care Facilities Authority, Guthrie
               Health Issue, Ser. B, Rev., 5.30%, 12/01/12                     4,795
                                                                         -----------
                                                                              12,041

             Puerto Rico -- 6.3%
    5,000    Puerto Rico Commonwealth, GO, FGIC, 5.25%,
               07/01/09                                                        5,708
    5,655    Puerto Rico Commonwealth, GO, MBIA, 6.00%,
               07/01/16                                                        6,892
   10,000    Puerto Rico Electric Power Authority, Ser. KK, Rev.,
               MBIA, 5.50%, 07/01/15                                          11,626
    5,000    Puerto Rico Electric Power Authority, Ser. Y, Rev.,
               MBIA, 7.00%, 07/01/07                                           5,992
    5,000    Puerto Rico Highway & Transportation Authority,
               Ser. B, Rev., (p), 6.00%, 07/01/10                              6,049
    2,500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               FSA, 6.00%, 08/01/15                                            2,913
    3,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. A, Rev., AMBAC, 6.25%, 07/01/11                3,623
   10,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. H, Rev., AMBAC, 5.50%, 07/01/16               11,558
       25    Puerto Rico Urban Renewal & Housing Corp., Rev.,
               7.88%, 10/01/04                                                    25
                                                                         -----------
                                                                              54,386

             South Carolina -- 1.1%
    3,785    Richland County School District No. 1, GO, 4.63%,
               03/01/22                                                        3,784
    5,000    South Carolina State Public Service Authority,
               Ser. A, Rev., AMBAC, 6.25%, 01/01/22                            5,648
                                                                         -----------
                                                                               9,432

             South Dakota -- 0.4%
    2,875    Heartland Consumers Power District, Rev., (p),
               7.00%, 01/01/16                                                 3,530
      100    South Dakota Housing Development Authority,
               Homeownership Mortgage, Ser. A, Rev., 5.88%,
               05/01/12                                                          102
                                                                         -----------
                                                                               3,632

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Tennessee -- 0.7%
$   3,000    Knox County Health Educational & Housing
               Facilities Board, Hospital Facilities, Baptist Health
               Systems East, Rev., 6.38%, 04/15/22                       $     3,088
    3,000    Metropolitan Government of Nashville & Davidson
               County, Water & Sewer, Rev., FGIC, 5.20%,
               01/01/13                                                        3,364
                                                                         -----------
                                                                               6,452

             Texas -- 4.8%
    6,500    Austin, Texas, Utility System, Rev., MBIA-IBC,
               6.00%, 11/15/13 +                                               7,681
    2,115    Dallas-Fort Worth Regional Airport, Ser. A, Rev.,
               FGIC, 7.38%, 11/01/08                                           2,290
    2,945    Dallas-Fort Worth Regional Airport, Ser. A, Rev.,
               FGIC, 7.38%, 11/01/09                                           3,189
    2,000    Dallas-Fort Worth Regional Airport, Ser. A, Rev.,
               FGIC, 7.38%, 11/01/11                                           2,166
    2,500    Houston, Texas, Water Conveyance System, COP,
               Ser. F, AMBAC, 7.20%, 12/15/05                                  2,889
    2,000    Houston, Texas, Water Conveyance System, COP,
               Ser. F, AMBAC, 7.20%, 12/15/06                                  2,385
    5,000    Plano Independent School District, GO, 5.25%,
               02/15/15                                                        5,465
    3,000    San Antonio, Texas, Electric & Gas, Rev., 5.38%,
               02/01/16                                                        3,296
    7,000    San Antonio, Texas, Electric & Gas, Rev., 5.38%,
               02/01/17                                                        7,668
    4,000    San Antonio, Texas, Electric & Gas, Rev., 5.38%,
               02/01/18                                                        4,344
                                                                         -----------
                                                                              41,373

             Utah -- 0.1%
    1,000    Sevier County School District, GO, (p), MBIA, 9.20%,
               05/01/03                                                        1,013

             Virginia -- 3.4%
   10,000    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Notes, Rev.,
               5.00%, 10/01/10                                                11,247
   16,500    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Notes, Rev.,
               5.00%, 10/01/11                                                18,468
                                                                         -----------
                                                                              29,715

             Washington -- 2.8%
    5,000    Energy Northwest, Washington Electric, Project
               Number 1, Ser. A, Rev., MBIA, 5.50%, 07/01/16                   5,535
    7,000    Energy Northwest, Washington Electric, Ser. B,
               Rev., MBIA, 5.50%, 07/01/18                                     7,979
    9,035    King County, Sewer, Ser. B, Rev., FSA, 5.50%,
               01/01/16                                                       10,029
      200    Washington Public Power Supply System, Nuclear
               Project No. 1, Ser. B, Rev., 7.25%, 07/01/09                      235

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                            VALUE
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

             Washington -- Continued
$      50    Washington Public Power Supply System, Nuclear
               Project No. 1, Ser. B, Rev., (p), 7.25%, 07/01/09         $        63
                                                                         -----------
                                                                              23,841
             -----------------------------------------------------------------------
             Total State and Municipal Obligations                           857,691
             (Cost $797,103)
------------------------------------------------------------------------------------
     Short-Term Investments -- 1.0%

   SHARES
             MONEY MARKET FUNDS -- 1.0%
    9,097    JPMorgan Tax Free Money Market Fund (a)                           9,097
        0^^  Blackrock Provident Municipal Money Market Fund                       0^^
                                                                         -----------
                                                                               9,097
             -----------------------------------------------------------------------
             Total Money Market Funds                                          9,097
             (Cost $9,097)
------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                 $   866,788
             (Cost $806,200)
------------------------------------------------------------------------------------

Swap Contracts

                                                         UNDERLYING            UNREALIZED
                                      EXPIRATION          NOTIONAL            APPRECIATION
DESCRIPTIONS                             DATE              VALUE             (DEPRECIATION)
-------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan
 Stanley Capital Services,
 semi-annual payment of
 4.165% and semi-annual
 receipt of weekly average BMA         4/17/18            $ 11,800              $  (438)

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS

Abbreviations:
(p)     -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
^       -- Amount rounds to less than 0.1%.
^^      -- Amount rounds to less than one thousand.
+       -- All or a portion of this security is segregated for TBA, when issued, delayed delivery, swaps or unsettled trades.
#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@       -- Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)     -- Affiliated. Money market fund registered under the Investment Company
           Act of 1940, as ammended and advised by JPMorgan Investment Management, Inc.
Adj.    -- Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at February 28, 2003.
AMBAC   -- American Municipal Bond Assurance Corp.
BAN     -- Bond Anticipation Note.
CONS    -- Consolidated Bonds.
COP     -- Certificates of Participation.
FGIC    -- Financial Guaranty Insurance Co.
FHA     -- Federal Housing Authority.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2003.
FSA     -- Financial Securities Assistance.
GAN     -- Grant Anticipation Note.
GO      -- General Obligation Bond.
IBC     -- Insured Bond Certificates.
IDA     -- Industrial Development Authority.
IDR     -- Industrial Development Revenue.
MBIA    -- Municipal Bond Insurance Association.
PCR     -- Pollution Control Revenue.
Rev.    -- Revenue Bond.
Ser.    -- Series.
TRAN    -- Tax & Revenue Anticipation Note.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Assets & Liabilities

As of February 28, 2003 (unaudited)
(Amounts in thousands, except per share amounts)

                                                                                INTERMEDIATE
                                                               CALIFORNIA         TAX FREE
                                                                BOND FUND        INCOME FUND
--------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                          $    205,406      $  1,843,083
     Cash                                                               --               347
     Receivables:
      Investment securities sold                                     5,679             5,554
      Fund shares sold                                               2,786               197
      Interest and dividends                                         2,394            20,159
--------------------------------------------------------------------------------------------
   Total Assets                                                    216,265         1,869,340
--------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                        361             3,742
      Investment securities purchased                               14,661            68,148
      Fund shares redeemed                                           1,142             4,098
      Unrealized depreciation on open swap contracts                    --             1,021
     Accrued liabilities
      Investment advisory fees                                          46               399
      Administration fees                                               12               106
      Shareholder servicing fees                                         8               248
      Custodian fees                                                    17                28
      Trustees' fees - deferred compensation plan                        5               101
      Other                                                             56                45
--------------------------------------------------------------------------------------------
   Total Liabilities                                                16,308            77,936
--------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                               187,549         1,667,589
     Accumulated undistributed (overdistributed) net
      investment income                                                 35                52
     Accumulated net realized gain (loss) on investments
      and futures transactions                                         502             5,388
     Net unrealized appreciation (depreciation) of
      investments and swaps                                         11,871           118,375
--------------------------------------------------------------------------------------------
   Total Net Assets                                           $    199,957      $  1,791,404
--------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized):
     Class A Shares                                                  2,196                --
     Institutional Shares                                           12,395            49,961
     Select Shares                                                   3,661           110,055
   Net Asset Value:
     Class A Shares (and redemption price)                    $      11.07      $         --
     Institutional Shares (and redemption price)              $      10.90      $      11.19
     Select Shares (and redemption price)                     $      11.07      $      11.20
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/95.5%)                        $      11.59      $         --
--------------------------------------------------------------------------------------------
   Cost of investments                                        $    193,535      $  1,723,687
============================================================================================

                       See notes to financial statements.

As of February 28, 2003 (unaudited)
(Amounts in thousands, except per share amounts)

                                                                                  NEW YORK
                                                                NEW JERSEY      INTERMEDIATE
                                                                 TAX FREE         TAX FREE         TAX FREE
                                                                  INCOME           INCOME           INCOME
                                                                   FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                          $     80,129      $    892,135      $    866,788
     Receivables:
      Investment securities sold                                       256             1,292             6,665
      Fund shares sold                                                  12                87                95
      Interest and dividends                                           789             9,827             9,868
      Expense reimbursements                                             3                --                --
--------------------------------------------------------------------------------------------------------------
   Total Assets                                                     81,189           903,341           883,416
--------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                  --                 2                --
      Dividends                                                        212             1,512             2,489
      Investment securities purchased                                   --             6,077            33,631
      Fund shares redeemed                                              --             1,535               101
      Variation margin                                                  --                66                --
      Unrealized depreciation on open swap contracts                    --                --               438
     Accrued liabilities:
      Investment advisory fees                                          19               204               194
      Administration fees                                                6               100                97
      Shareholder servicing fees                                         9               107               155
      Distribution fees                                                 --                14                 3
      Custodian fees                                                    17                50                32
      Trustees' fees -- deferred compensation plan                      11                56               131
      Other                                                             28                85               125
--------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                   302             9,808            37,396
--------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                75,251           833,064           783,660
     Accumulated undistributed (overdistributed)
      net investment income                                             20               (25)               18
     Accumulated net realized gain (loss) on
      investments and futures                                          312             1,346             2,192
     Net unrealized appreciation (depreciation) of
      investments, futures and swaps                                 5,304            59,148            60,150
--------------------------------------------------------------------------------------------------------------
   Total Net Assets                                           $     80,887      $    893,533      $    846,020
--------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001 par
   value; unlimited number of shares authorized):
     Class A Shares                                                     21            13,884             9,347
     Class B Shares                                                     24             3,218               849
     Class C Shares                                                     --                21                --
     Institutional Shares                                               --            38,095                --
     Select Shares                                                   7,813            63,210           116,621
   Net Asset Value:
     Class A Shares (and redemption price)                    $      10.31      $       7.54      $       6.68
     Class B Shares*                                          $      10.25      $       7.55      $       6.69
     Class C Shares                                           $         --      $       7.54      $         --
     Institutional Shares (and redemption price)              $         --      $       7.55      $         --
     Select Shares (and redemption price)                     $      10.29      $       7.55      $       6.67
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/95.50%)                       $      10.80      $       7.90      $       6.99
--------------------------------------------------------------------------------------------------------------
   Cost of investments                                        $     74,825      $    832,803      $    806,200
--------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contigent deferred sales charge.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Operations

For the six months ended February 28, 2003 (unaudited)
(Amounts in thousands)

                                                                                                  INTERMEDIATE
                                                                                                    TAX FREE
                                                                                 CALIFORNIA          INCOME
                                                                                  BOND FUND           FUND
--------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                   $      4,454      $     38,478
     Dividend income from affiliated investments*                                         67               255
--------------------------------------------------------------------------------------------------------------
   Total investment income                                                             4,521            38,733
--------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                            321             2,618
     Administration fees                                                                 160             1,309
     Shareholder servicing fees                                                          157             1,736
     Distribution fees                                                                    29                --
     Custodian and accounting fees                                                        36                97
     Printing and postage fees                                                             8                35
     Professional fees                                                                    30                36
     Registration fees                                                                    21                16
     Transfer agent fees                                                                  31                50
     Trustees' fees                                                                        1                 9
     Other                                                                                 8                40
--------------------------------------------------------------------------------------------------------------
   Total expenses                                                                        802             5,946
--------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                 223               658
     Less earnings credits                                                                --                 3
--------------------------------------------------------------------------------------------------------------
      Net expenses                                                                       579             5,285
--------------------------------------------------------------------------------------------------------------
   Net investment income                                                               3,942            33,448
--------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                        865            11,215
     Change in net unrealized appreciation/depreciation of:
      Investments                                                                       (236)            8,161
      Swaps                                                                               --            (1,021)
--------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments and swaps                    629            18,355
--------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                      $      4,571      $     51,803
--------------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory, administration
     and shareholder servicing fees:                                            $          8      $         30
==============================================================================================================

                       See notes to financial statements.

For the six months ended February 28, 2003 (unaudited)
(Amounts in thousands)

                                                                  NEW             NEW YORK
                                                                 JERSEY         INTERMEDIATE
                                                                TAX FREE          TAX FREE         TAX FREE
                                                                 INCOME            INCOME           INCOME
                                                                  FUND              FUND             FUND
--------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                 $      1,675      $     18,800      $     20,125
     Dividend income from affiliated investments *                      28               160                88
--------------------------------------------------------------------------------------------------------------
   Total investment income                                           1,703            18,960            20,213
--------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                          122             1,338             1,275
     Administration fees                                                61               669               637
     Shareholder servicing fees                                        101               893             1,062
     Distribution fees                                                   1               216                97
     Custodian and accounting fees                                      32                90                70
     Printing and postage fees                                           1                22                21
     Professional fees                                                  22                36                42
     Registration fees                                                   8                15                25
     Transfer agent fees                                                20                74                74
     Trustees' fees                                                     --                 4                 4
     Other                                                               4                28                37
--------------------------------------------------------------------------------------------------------------
   Total expenses                                                      372             3,385             3,344
--------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                52               388               131
     Less earnings credits                                              --^                1                 1
     Less expense reimbursements                                        14                --                --
--------------------------------------------------------------------------------------------------------------
      Net expenses                                                     306             2,996             3,212
--------------------------------------------------------------------------------------------------------------
   Net investment income                                             1,397            15,964            17,001
--------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                      398             3,170             6,194
      Futures                                                           --            (1,378)               --
     Change in net unrealized appreciation/depreciation
      of:
      Investments                                                      539             7,738             2,711
      Futures                                                           --                70                --
      Swaps                                                             --                --              (438)
--------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on
      investments, futures and swaps                                   937             9,600             8,467
--------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
      operations                                              $      2,334      $     25,564      $     25,468
--------------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:           $          3      $         20      $         10
--------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated (unaudited) (Amounts in thousands)

                                                                                                      INTERMEDIATE
                                                                       CALIFORNIA BOND FUND        TAX FREE INCOME FUND
                                                                      ----------------------    --------------------------
                                                                       9/1/02        YEAR         9/1/02         YEAR
                                                                       THROUGH       ENDED        THROUGH        ENDED
                                                                       2/28/03      8/31/02       2/28/03       8/31/02
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                $   3,942    $   7,591    $    33,448    $    66,694
 Net realized gain on investments, futures and swaps                        865          676         11,215         10,465

 Change in net unrealized appreciation/depreciation of investments,
  futures and swaps                                                        (236)       2,273          7,140         26,324
--------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                      4,571       10,540         51,803        103,483
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                   (3,809)      (7,577)       (32,937)       (67,242)

 Net realized gain on investment transactions                              (864)         (79)       (11,597)        (6,348)
--------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                   (4,673)      (7,656)       (44,534)       (73,590)
--------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                    (18,112)      47,026        (12,391)     1,038,289
--------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                              (18,214)      49,910         (5,122)     1,068,182

NET ASSETS:

 Beginning of period                                                    218,171      168,261      1,796,526        728,344
--------------------------------------------------------------------------------------------------------------------------
 End of period                                                        $ 199,957    $ 218,171    $ 1,791,404    $ 1,796,526
--------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME    $      35    $     (98)   $        52    $      (459)
--------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                            NEW JERSEY            NEW YORK INTERMEDIATE
                                                                       TAX FREE INCOME FUND        TAX FREE INCOME FUND
                                                                      ----------------------    --------------------------
                                                                       9/1/02        YEAR         9/1/02          YEAR
                                                                       THROUGH       ENDED        THROUGH         ENDED
                                                                       2/28/03      8/31/02       2/28/03        8/31/02
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                $   1,397    $   2,932    $    15,964    $    32,319
 Net realized gain on investments, futures and swaps                        398        1,803          1,792          2,536

 Change in net unrealized appreciation/depreciation of investments,
  futures and swaps                                                         539         (154)         7,808         12,257
--------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                      2,334        4,581         25,564         47,112
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                   (1,330)      (2,953)       (15,850)       (32,359)

 Net realized gain on investment transactions                            (1,343)      (1,448)          (212)        (1,808)
--------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                   (2,673)      (4,401)       (16,062)       (34,167)
--------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                     (1,942)         762        (15,757)       455,766
--------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                               (2,281)         942         (6,255)       468,711

NET ASSETS:

 Beginning of period                                                     83,168       82,226        899,788        431,077
--------------------------------------------------------------------------------------------------------------------------
 End of period                                                        $  80,887    $  83,168    $   893,533    $   899,788
--------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME    $      20    $     (47)   $       (25)   $      (139)
--------------------------------------------------------------------------------------------------------------------------

                                                                       TAX FREE INCOME FUND
                                                                      ----------------------
                                                                       9/1/02        YEAR
                                                                       THROUGH       ENDED
                                                                       2/28/03      8/31/02
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                $  17,001    $  35,825
 Net realized gain on investments, futures and swaps                      6,194        6,928

 Change in net unrealized appreciation/depreciation of investments,
  futures and swaps                                                       2,273        4,174
--------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                     25,468       46,927
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                  (16,923)     (35,998)

 Net realized gain on investment transactions                            (6,328)          --
--------------------------------------------------------------------------------------------
   Total distributions to shareholders                                  (23,251)     (35,998)
--------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                    (19,110)     (12,488)
--------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                              (16,893)      (1,559)

NET ASSETS:

 Beginning of period                                                    862,913      864,472
--------------------------------------------------------------------------------------------
 End of period                                                        $ 846,020    $ 862,913
--------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME    $      18    $     (60)
--------------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN FUNDS
     Notes to Financial Statements (unaudited)

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST") and Mutual Fund Select Trust ("MFST") (the "Trusts") are organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end, management investment companies. JPMST and MFST were organized on August 15, 1996 and October 1, 1996, respectively. In connection with the Plans of Reorganization (see Reorganizations Note 2) that were implemented on September 10, 2001, the new name of the J.P. Morgan California Bond Fund is the JPMorgan California Bond Fund ("CBF") and the Institutional Class of JPMorgan Intermediate Tax Free Income Fund, JPMorgan New Jersey Tax Free Income Fund, JPMorgan New York Intermediate Tax Free Income Fund and JPMorgan Tax Free Income Fund were renamed the Select Class.

The following are five separate portfolios of the Trusts (collectively, the "Funds"):

  FUND                                            CLASSES OFFERED
  --------------------------------------------------------------------------------------------
  JPMorgan California Bond Fund ("CBF")           Class A, Institutional and Select

  JPMorgan Intermediate Tax Free Income
  Fund ("ITFI")                                   Institutional and Select

  JPMorgan New Jersey Tax Free Income
  Fund ("NJTFI")                                  Class A, Class B and Select

  JPMorgan New York Intermediate Tax Free
  Income Fund ("NYTFI")                           Class A, Class B, Class C, Institutional and
                                                   Select

  JPMorgan Tax Free Income Fund ("TFI")           Class A, Class B and Select

CBF is a series of JPMST. ITFI, NJTFI, NYTFI and TFI are each a series of MFST. On 1/31/03, NYTFI commenced offerings of Class C Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreement. No sales charges are assessed with respect to the Select Class or Institutional Class.

2. REORGANIZATIONS

Prior to the open of business on September 10, 2001, the Acquiring Funds acquired all the net assets of the Target Funds, as shown in the tables below, pursuant to the Plans of Reorganization approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Shareholders of the Target Funds received the following class of Shares of the Acquiring Funds:

  TARGET FUNDS                                    ACQUIRING FUNDS        SHARES RECEIVED
  --------------------------------------------------------------------------------------
  J.P. Morgan California Intermediate
  Tax Free Fund                                   CBF                    Class A

  J.P. Morgan Tax Exempt Bond Fund                ITFI                   Select

  J.P. Morgan Institutional Tax Exempt
  Bond Fund                                       ITFI                   Institutional

  J.P. Morgan New York Tax Exempt
  Bond Fund                                       NYTFI                  Select

  J.P. Morgan Institutional New York
  Tax Exempt Bond Fund                            NYTFI                  Institutional

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

                                                              JPMORGAN
                                                 CALIFORNIA BOND FUND REORGANIZATION
  --------------------------------------------------------------------------------------------
                                                                    NET ASSET        NET
                                         SHARES                       VALUE       UNREALIZED
                                       OUTSTANDING    NET ASSETS    PER SHARE    APPRECIATION
  --------------------------------------------------------------------------------------------
  Target Fund
  JPMorgan California Intermediate
   Tax Free Fund                                                                   $  1,450
   Class A                                 2,257      $   23,319     $  10.33
  Acquiring Fund
  J.P Morgan California Bond Fund                                                  $  8,202
   Institutional Class                     2,891      $   31,511     $  10.90
   Select Class                           13,012      $  139,461     $  10.72
  Post Reorganization
  JPMorgan California Bond Fund                                                    $  9,652
   Class A                                 2,139      $   23,319     $  10.90
   Select Class                            2,891      $   31,511     $  10.90
   Institutional Class                    13,012      $  139,461     $  10.72

                                                                        JPMORGAN
                                                   INTERMEDIATE TAX FREE INCOME FUND REORGANIZATION
  ------------------------------------------------------------------------------------------------------------
                                        BENEFICIAL                                   NET ASSET        NET
                                         INTEREST        SHARES                        VALUE       UNREALIZED
                                       OUTSTANDING    OUTSTANDING    NET ASSETS     PER SHARE    APPRECIATION
  ------------------------------------------------------------------------------------------------------------
  Target Funds
  J.P. Morgan Tax Exempt
     Bond Fund                            29,573                     $   353,981     $ 11.96       $ 19,566
  J.P. Morgan Institutional Tax
     Exempt Bond Fund                     52,587                     $   552,679     $ 10.51       $ 23,466
  Acquiring Fund
  J.P. Morgan Intermediate Tax
     Free Income Fund                                                                              $ 39,281
     Institutional Class (renamed
       Select)                                           66,353      $   725,784     $ 10.94
  Post Reorganization
  JPMorgan Intermediate Tax
     Free Income Fund                                                                              $ 82,313
     Select Class                                        98,683      $ 1,079,765     $ 10.94
     Institutional Class                                 50,521      $   552,679     $ 10.94

                                                                        JPMORGAN
                                               NEW YORK INTERMEDIATE TAX FREE INCOME FUND REORGANIZATION
  ------------------------------------------------------------------------------------------------------------
                                       BENEFICIAL                                   NET ASSET        NET
                                        INTEREST        SHARES                        VALUE       UNREALIZED
                                       OUTSTANDING    OUTSTANDING    NET ASSETS     PER SHARE    APPRECIATION
  ------------------------------------------------------------------------------------------------------------
  Target Funds
  J.P. Morgan New York Tax
  Exempt Bond Fund                        14,665                     $ 159,184       $ 10.85       $  6,079
  J.P. Morgan Institutional New           28,062                     $ 307,395       $ 10.95       $  8,951
  York Tax Exempt Bond Fund
  Acquiring Fund
  JPMorgan New York
     Intermediate Tax Free
     Income Fund                                                                                   $ 21,041
     Class A                                             16,631      $ 121,763       $  7.32
     Class B                                              1,614      $  11,829       $  7.33
     Institutional Class
       (renamed Select)                                  40,980      $ 300,268       $  7.33
  Post Reorganization
  JPMorgan New York
     Intermediate Tax Free
     Income Fund                                                                                   $ 36,071
     Class A                                             16,631      $ 121,763       $  7.32
     Class B                                              1,614      $  11,829       $  7.33
     Select Class                                        62,687      $ 459,452       $  7.33
     Institutional Class                                 41,920      $ 307,395       $  7.33

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements be fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings.

Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subject the Funds to unlimited risk of loss.

The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of February 28, 2003, NYTFI had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

D. SWAPS -- The Funds may engage in swap transactions such as interest rate or currency swaps, consistent with its investment objective and policies. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, effective return, or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in the value of the exchange. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of February 28, 2003, ITFI and TFI had outstanding swap agreements as listed on the respective Portfolios of Investments.

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

F. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

G. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The policy of the Funds' is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

H. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM") and J.P. Morgan Investment Management Inc. ("JPMIM" and together with JPMFAM, the "Advisers") act as the investment advisers to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), is the Adviser for ITFI, NJTFI, NYTFI and TFI. JPMIM, a wholly owned subsidiary of JPMorgan, is the Adviser for CBF. The Advisers supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of such average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                       INSTITUTIONAL     SELECT
  FUND             CLASS A     CLASS B     CLASS C         CLASS         CLASS
  -------------------------------------------------------------------------------
  CBF                0.60         n/a         n/a          0.50           0.65
  ITFI                n/a         n/a         n/a          0.50           0.66
  NJTFI              1.00        1.50         n/a           n/a           0.75
  NYTFI              0.75        1.55        1.55          0.50           0.72
  TFI                0.75        1.64         n/a           n/a           0.75

The contractual expense limitation agreements were in effect for the six months ended February 28, 2003 for the Funds. The expense limitation percentages in the table above are due to expire as follows:

                                                       INSTITUTIONAL     SELECT
  FUND             CLASS A     CLASS B     CLASS C         CLASS         CLASS
  -------------------------------------------------------------------------------
  CBF              12/31/03         n/a         n/a      12/31/04       12/31/04
  ITFI                  n/a         n/a         n/a      12/31/04       12/31/04
  NJTFI            12/31/03    12/31/03         n/a           n/a       12/31/03
  NYTFI            12/31/03    12/31/03    12/31/03      12/31/04       12/31/04
  TFI              12/31/03    12/31/03         n/a           n/a       12/31/03

The Administrator waived fees and/or reimbursement expenses as outlined in
Note 4.F. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A shares of the CBF, NJTFI, NYTFI and TFI, Class B shares of NJTFI, NYTFI and TFI and Class C shares of NYTFI in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

               FUND         CLASS A       CLASS B        CLASS C
               --------------------------------------------------
               CBF           0.25           n/a            n/a
               NJTFI         0.25          0.75            n/a
               NYTFI         0.25          0.75           0.75
               TFI           0.25          0.75            n/a

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees as outlined in Note 4.F. below

D. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMCB, under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more shareholder servicing agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                       INSTITUTIONAL     SELECT
  FUND             CLASS A     CLASS B     CLASS C         CLASS         CLASS
  ------------------------------------------------------------------------------
  CBF                0.25        n/a         n/a           0.10           0.25
  ITFI                n/a        n/a         n/a           0.10           0.25
  NJTFI              0.25       0.25         n/a            n/a           0.25
  NYTFI              0.25       0.25        0.25           0.10           0.25
  TFI                0.25       0.25         n/a            n/a           0.25

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers and investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMST and JPMCB is terminated, the Funds would be responsible for ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agent waived fees as outlined in Note 4.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended February 28, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                          CONTRACTUAL WAIVERS
             ----------------------------------------------
                               SHAREHOLDER                                CONTRACTUAL
             ADMINISTRATION     SERVICING     DISTRIBUTION    TOTAL      REIMBURSEMENTS
  --------------------------------------------------------------------------------------
  CBF            $  89            $ 105          $  29        $   223        $ --
  ITFI             538              120             --            658          --
  NJTFI             12               40             --             52          14
  NYTFI             49              208            131            388          --
  TFI               --               56             75            131          --
  --------------------------------------------------------------------------------------
  Total          $ 688            $ 529          $ 235        $ 1,452        $ 14

G. OTHER -- Certain officers of the Trusts are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries. The Funds use related party broker dealers. For the six months ended February 28, 2003, NYTFI incurred approximately (in thousands) $8 in brokerage commissions with brokers/dealers affiliated with JPMCB.

During the period certain of the funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the funds.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 28, 2003 are as follows (amounts in thousands):

                                 SHAREHOLDER
                                  SERVICING       DISTRIBUTION    TRANSFER AGENT
  ------------------------------------------------------------------------------
  CBF
   Class A                        $       29       $       29       $       13
   Institutional                          74               --                9
   Select                                 54               --                9
                                  ----------       ----------       ----------
                                  $      157       $       29       $       31
                                  ==========       ==========       ==========
  ITFI
   Institutional                  $      297       $       --       $       15
   Select                              1,439               --               35
                                  ----------       ----------       ----------
                                  $    1,736       $       --       $       50
                                  ==========       ==========       ==========
  NJTFI
   Class A                        $       --       $       --       $        9
   Class B                                --                1                5
   Select                                101               --                6
                                  ----------       ----------       ----------
                                  $      101       $        1       $       20
                                  ==========       ==========       ==========
  NYTFI
   Class A                        $      131       $      131       $       35
   Class B                                28               85                8
   Class C                                --               --               --
   Institutional                         148               --               14
   Select                                586               --               17
                                  ----------       ----------       ----------
                                  $      893       $      216       $       74
                                  ==========       ==========       ==========
  TFI
   Class A                        $       75       $       75       $       43
   Class B                                 7               22                4
   Select                                980               --               27
                                  ----------       ----------       ----------
                                  $    1,062       $       97       $       74
                                  ==========       ==========       ==========

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 28, 2003 are as follows (amounts in thousands):

                                                   INVESTMENT           NET
                                                     INCOME        REALIZED GAIN
  ------------------------------------------------------------------------------
  CBF
   Class A                                         $      399       $       87
   Institutional                                        2,663              605
   Select                                                 747              172
                                                   ----------       ----------
                                                   $    3,809       $      864
                                                   ==========       ==========
  ITFI
   Institutional                                   $   11,522       $    3,975
   Select                                              21,415            7,622
                                                   ----------       ----------
                                                   $   32,937       $   11,597
                                                   ==========       ==========
  NJTFI
   Class A                                         $        3       $        3
   Class B                                                  1                1
   Select                                               1,326            1,339
                                                   ----------       ----------
                                                   $    1,330       $    1,343
                                                   ==========       ==========
  NYTFI
   Class A                                         $    1,814       $       25
   Class B                                                303                6
   Class C                                                 --               --
   Institutional                                        5,508               71
   Select                                               8,225              110
                                                   ----------       ----------
                                                   $   15,850       $      212
                                                   ==========       ==========
  TFI
   Class A                                         $    1,199       $     (462)
   Class B                                                 90              (42)
   Select                                              15,634           (5,824)
                                                   ----------       ----------
                                                   $   16,923       $   (6,328)
                                                   ==========       ==========

7. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                            PURCHASES                          SALES
                     (EXCLUDING U.S. GOVERNMENT)    (EXCLUDING U.S. GOVERNMENT)
  -----------------------------------------------------------------------------
  CBF                        $  46,718                       $  68,730
  ITFI                         396,023                         412,711
  NJTFI                         10,467                           9,184
  NYTFI                        132,123                         128,504
  TFI                          126,430                         140,139

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation(depreciation) in value of the investment securities at February 28, 2003, are as follows (amounts in thousands):

                                  GROSS           GROSS        NET UNREALIZED
                                UNREALIZED      UNREALIZED      APPRECIATION
             AGGREGATE COST    APPRECIATION    DEPRECIATION    (DEPRECIATION)
  ---------------------------------------------------------------------------
  CBF          $   193,535      $  11,901       $    (30)        $  11,871
  ITFI           1,723,687        119,898         (1,523)          118,375
  NJTFI             74,825          5,304             --             5,304
  NYTFI            832,803         59,622           (474)           59,148
  TFI              806,200         61,073           (923)           60,150

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 17, 2003. An amendment to the Line of Credit Agreement is referred to in the Subsequent Events footnote (note
11).

The Funds had no borrowings outstanding at February 28, 2003, nor at anytime during the year then ended.

10. CONCENTRATIONS AND INDEMNIFICATIONS

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. CBF, NJTFI and NYTFI primarily invest in issuers in the States of California, New Jersey and New York, respectively. TFI invested approximately 30% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. SUBSEQUENT EVENTS

The Funds' Board of Trustees have approved a change of name for Mutual Fund Select Trust. The Trusts will be renamed J.P. Morgan Mutual Fund Select Trust effective May 1, 2003.

Effective April 18, 2003, the Funds' Line of Credit Agreement has been changed to limit the amount of borrowings from $400 million to $250 million and has been extended to April 16, 2004.

12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in thousands):

CALIFORNIA BOND FUND

                                                    CLASS A                INSTITUTIONAL                SELECT
                                             ---------------------    -----------------------   -----------------------
                                               AMOUNT     SHARES        AMOUNT      SHARES        AMOUNT       SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED FEBRUARY 28, 2003
-----------------------------------------------------------------------------------------------------------------------
Shares sold                                  $    2,661        242    $   26,431        2,424   $    7,759          698
Shares issued in reinvestment of
 distributions                                      246         22         1,060           98          424           38
Shares redeemed                                  (1,773)      (160)      (41,500)      (3,825)     (13,420)      (1,209)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
 outstanding                                 $    1,134        104    $  (14,009)      (1,303)  $   (5,237)        (473)
=======================================================================================================================


                                                                 YEAR ENDED AUGUST 31, 2002^
-----------------------------------------------------------------------------------------------------------------------
Shares sold                                  $    4,563        417    $   65,758        6,130   $   22,222        2,049
Shares issued in connection with Fund
 reorganization (Note 2)                         23,319      2,139            --           --           --           --
Shares issued in reinvestment of
 distributions                                      358         33         1,621          152          695           64
Shares redeemed                                  (5,377)      (498)      (56,771)      (5,332)      (9,362)        (863)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
 outstanding                                 $   22,863      2,091    $   10,608          950   $   13,555        1,250
=======================================================================================================================

^ For Class A Shares, from commencement of offering on September 10, 2001.

INTERMEDIATE TAX FREE INCOME FUND

                                                           INSTITUTIONAL                             SELECT*
                                               -----------------------------------    -----------------------------------
                                                    AMOUNT              SHARES             AMOUNT              SHARES
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED FEBRUARY 28, 2003
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                    $         62,285              5,617    $       195,221              17,466
Shares issued in reinvestment of
 distributions                                            5,592                519             11,473               1,018
Shares redeemed                                        (152,976)           (13,583)          (133,986)            (12,142)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
 outstanding                                   $        (85,099)            (7,447)   $        72,708               6,342
=========================================================================================================================

                                                                      YEAR ENDED AUGUST 31, 2002^
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                    $        238,778             21,941    $       321,333              29,316
Shares issued in connection with Fund
 reorganization (Note 2)                                552,679             50,521            353,981              32,330
Shares issued in reinvestment of
 distributions                                            9,244                848             13,644               1,257
Shares redeemed                                        (170,779)           (15,721)          (280,591)            (25,736)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
 outstanding                                   $        629,922             57,589    $       408,367              37,167
=========================================================================================================================

* Formerly Institutional Class shares.
^ For Institutional Shares, from commencement of offering on September 10, 2001.

NEW JERSEY TAX FREE INCOME FUND

                                             CLASS A                       CLASS B                       SELECT*
                                    --------------------------   --------------------------    --------------------------
                                       AMOUNT        SHARES          AMOUNT       SHARES          AMOUNT        SHARES
-------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED FEBRUARY 28, 2003
-------------------------------------------------------------------------------------------------------------------------
Shares sold                         $        155            15   $        202            20    $     1,952            190
Shares issued in reinvestment of
 distributions                                 5            --              2            --          1,162            115
Shares redeemed                               --            --            (14)           (1)        (5,406)          (527)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                 $        160            15   $        190            19    $    (2,292)          (222)
=========================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2002 ^
-------------------------------------------------------------------------------------------------------------------------
Shares sold                         $         53             5   $         56             6    $    10,293          1,022
Shares issued in reinvestment of
 distributions                                 1            --             --            --          1,317            134
Shares redeemed                               --            --             --            --        (10,958)        (1,081)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                 $         54             5   $         56             6    $       652             75
=========================================================================================================================

* Formerly Institutional Class shares.
^ For Class A and Class B Shares, from commencement of offering on April 01,
  2002.

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

                                             CLASS A                 CLASS B                 CLASS C
                                     ----------------------  ---------------------    --------------------
                                      AMOUNT       SHARES     AMOUNT       SHARES      AMOUNT      SHARES
----------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED FEBRUARY 28, 2003^
----------------------------------------------------------------------------------------------------------
Shares sold                         $   12,363        1,656  $   4,022         537    $    153          21
Shares issued in reinvestment of
 distributions                           1,387          186        206          27          --          --
Shares redeemed                        (17,280)      (2,317)    (1,042)       (139)         --          --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                 $   (3,530)        (475) $   3,186         425    $    153          21
==========================================================================================================

                                        INSTITUTIONAL             SELECT*
                                    --------------------   ---------------------
                                     AMOUNT     SHARES      AMOUNT      SHARES
--------------------------------------------------------------------------------
                                         SIX MONTHS ENDED FEBRUARY 28, 2003^
--------------------------------------------------------------------------------
Shares sold                         $ 22,192       2,953   $  38,422       5,148
Shares issued in reinvestment of
 distributions                         2,472         330       2,247         300
Shares redeemed                      (37,902)     (5,086)    (42,997)     (5,764)
--------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                 $(13,238)     (1,803)  $  (2,328)       (316)
================================================================================

                                                        YEAR ENDED AUGUST 31, 2002
----------------------------------------------------------------------------------------------------------
Shares sold                         $  142,935       19,642  $  12,643       1,731    $     --          --
Shares issued in reinvestment of
 distributions                           3,899          536        305          42          --          --
Shares redeemed                       (157,990)     (21,759)    (4,341)       (595)         --          --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                 $  (11,156)      (1,581) $   8,607       1,178    $     --          --
==========================================================================================================

                                            YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------
Shares sold                        $  92,571      12,678   $ 117,859      16,117
Shares issued in reinvestment of
 distributions                         4,642         636       5,138         705
Shares redeemed                     (112,439)    (15,336)   (116,035)    (15,882)
--------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                $ (15,226)     (2,022)  $   6,962         940
================================================================================

* Formerly Institutional Class shares.
^ For Class C shares, from commencement of offering on January 31, 2003.

TAX FREE INCOME FUND

                                             CLASS A                      CLASS B                       SELECT*
                                   ---------------------------   --------------------------   ---------------------------
                                      AMOUNT         SHARES        AMOUNT         SHARES         AMOUNT         SHARES
-------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED FEBRUARY 28, 2003
-------------------------------------------------------------------------------------------------------------------------
Shares sold                        $     53,982          8,131   $       590             89   $     20,158          3,030
Shares issued in reinvestment
 of distributions                         1,254            189            87             13          5,561            846
Shares redeemed                         (54,416)        (8,178)       (1,085)          (164)       (45,241)        (6,819)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                $        820            142   $      (408)           (62)  $    (19,522)        (2,943)
=========================================================================================================================

                                                                 YEAR ENDED AUGUST 31, 2002
-------------------------------------------------------------------------------------------------------------------------
Shares sold                        $     95,324         14,638   $     2,398            368   $     94,544         14,556
Shares issued in reinvestment
 of distributions                         1,846            284           126             19             89             14
Shares redeemed                         (95,334)       (14,631)       (4,169)          (639)      (107,312)       (16,519)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
 shares outstanding                $      1,836            291   $    (1,645)          (252)  $    (12,679)        (1,949)
=============================================================================================================================

* Formerly Institutional Class shares.

JPMORGAN FUNDS
Financial Highlights (unaudited)

                                                                                 CALIFORNIA BOND FUND^
                                                            -----------------------------------------------------------------
                                                                    CLASS A                         INSTITUTIONAL
                                                            -----------------------       -----------------------------------
                                                            9/1/02         9/10/01*       9/1/02                     5/1/01
                                                            THROUGH        THROUGH        THROUGH       YEAR ENDED   THROUGH
PER SHARE OPERATING PERFORMANCE:                            2/28/03        8/31/02        2/28/03        8/31/02     8/31/01^
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  11.07       $  10.90       $  10.90       $  10.73    $  10.36
-----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                               0.19           0.40           0.19           0.42        0.14
     Net gains or losses on securities (both realized and
        unrealized)                                             0.04           0.17           0.04           0.16        0.40
                                                            --------       --------       --------       --------    --------
     Total from investment operations                           0.23           0.57           0.23           0.58        0.54
                                                            --------       --------       --------       --------    --------
   Less distributions:
     Dividends from net investment income                       0.19           0.40           0.19           0.41        0.14
     Distributions from capital gains                           0.04             --           0.04             --        0.03
                                                            --------       --------       --------       --------    --------
     Total distributions                                        0.23           0.40           0.23           0.41        0.17
                                                            --------       --------       --------       --------    --------
Net asset value, end of period                              $  11.07       $  11.07       $  10.90       $  10.90    $  10.73
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                2.14%(a)       5.33%(a)       2.20%(a)       5.57%       5.31%(a)
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                $     24       $     23       $    135       $    149    $    137
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------------
     Net expenses                                               0.60%          0.60%          0.50%          0.50%       0.50%
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                               3.58%          3.70%          3.74%          3.84%       3.99%
-----------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings      1.16%          1.23%          0.66%          0.71%       0.59%
        credits
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements
        and earnings credits                                    3.02%          3.07%          3.58%          3.63%       3.90%
-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                           23%(a)         65%(a)         23%(a)         65%         29%(a)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                INSTITUTIONAL
                                                            -----------------------------------------------------
                                                                                  YEAR ENDED
                                                            -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                            4/30/01        4/30/00        4/30/99        4/30/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  10.03       $  10.40       $  10.20       $   9.90
-----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                               0.46           0.42           0.41           0.42
     Net gains or losses on securities (both realized and
        unrealized)                                             0.33          (0.36)          0.25           0.30
                                                            --------       --------       --------       --------
     Total from investment operations                           0.79           0.06           0.66           0.72
                                                            --------       --------       --------       --------
   Less distributions:
     Dividends from net investment income                       0.46           0.42           0.41           0.42
     Distributions from capital gains                             --           0.01           0.05             --
                                                            --------       --------       --------       --------
     Total distributions                                        0.46           0.43           0.46           0.42
                                                            --------       --------       --------       --------
Net asset value, end of period                              $  10.36       $  10.03       $  10.40       $  10.20
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                7.97%          0.70%          6.55%          7.35%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                $    126       $     85       $     64       $     46
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------
     Net expenses                                               0.50%          0.50%          0.49%          0.45%
-----------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                               4.40%          4.19%          3.92%          4.11%
-----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings      0.59%          0.70%          0.71%          0.79%
        credits
-----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements
        and earnings credits                                    4.31%          3.99%          3.70%          3.77%
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                           55%            87%            40%            44%
-----------------------------------------------------------------------------------------------------------------

  ^  The Fund changed its fiscal year end from April 30 to August 31.
  *  Commencement of offering of class of shares.
(a)  Not annualized.
(1) Total return figures do not include the effect of any front load. # Short periods have been annualized.

                       See notes to financial statements.

                                                                                       CALIFORNIA BOND FUND^
                                                                         ---------------------------------------------------
                                                                                              SELECT
                                                                         ---------------------------------------------------
                                                                         9/1/02                     5/1/01
                                                                         THROUGH       YEAR ENDED   THROUGH       YEAR ENDED
PER SHARE OPERATING PERFORMANCE:                                         2/28/03        8/31/02     8/31/01^       4/30/01
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $  11.07       $  10.91    $  10.53       $  10.20
----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                            0.19           0.40        0.14           0.45
     Net gains or losses on securities (both realized and
        unrealized)                                                          0.04           0.16        0.41           0.33
                                                                         --------       --------    --------       --------
     Total from investment operations                                        0.23           0.56        0.55           0.78
                                                                         --------       --------    --------       --------
   Less distributions:
     Dividends from net investment income                                    0.19           0.40        0.14           0.45
     Distributions from capital gains                                        0.04             --        0.03             --
                                                                         --------       --------    --------       --------
     Total distributions                                                     0.23           0.40        0.17           0.45
                                                                         --------       --------    --------       --------
Net asset value, end of period                                           $  11.07       $  11.07    $  10.91       $  10.53
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                             2.11%(a)       5.31%       5.31%(a)       7.77%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                             $     41       $     46    $     31       $     33
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                            0.65%          0.65%       0.65%          0.65%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                            3.53%          3.63%       3.84%          4.25%
----------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits           0.84%          0.88%       0.78%          0.78%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
        earnings credits                                                     3.34%          3.40%       3.71%          4.12%
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                        23%(a)         65%         29%(a)         55%
----------------------------------------------------------------------------------------------------------------------------

                                                                               CALIFORNIA BOND FUND^
                                                                         -----------------------------------
                                                                                      SELECT
                                                                         -----------------------------------
                                                                                    YEAR ENDED
                                                                         -----------------------------------
PER SHARE OPERATING PERFORMANCE:                                         4/30/00         4/30/99    4/30/98
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $  10.57       $  10.35    $  10.04
------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                            0.41           0.40        0.41
     Net gains or losses on securities (both realized and
        unrealized)                                                         (0.36)          0.26        0.31
                                                                         --------       --------    --------
     Total from investment operations                                        0.05           0.66        0.72
                                                                         --------       --------    --------
   Less distributions:
     Dividends from net investment income                                    0.41           0.40        0.41
     Distributions from capital gains                                        0.01           0.04          --
                                                                         --------       --------    --------
     Total distributions                                                     0.42           0.44        0.41
                                                                         --------       --------    --------
Net asset value, end of period                                           $  10.20       $  10.57    $  10.35
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                             0.60%          6.43%       7.20%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                             $     14       $     17    $      6
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------------------------
     Net expenses                                                            0.65%          0.65%       0.65%
------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                            3.99%          3.76%       3.94%
------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits           0.85%          0.87%       1.00%
------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
        earnings credits                                                     3.79%          3.54%       3.59%
------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                        87%            40%         44%
------------------------------------------------------------------------------------------------------------

  ^  The Fund changed its fiscal year end from April 30 to August 31.
  *  Commencement of offering of class of shares.
(a)  Not annualized.
(1) Total return figures do not include the effect of any front load. # Short periods have been annualized.

                       See notes to financial statements.

                                                                      INTERMEDIATE TAX FREE INCOME FUND
                                             ------------------------------------------------------------------------------------
                                                   INSTITUTIONAL                                 SELECT**
                                             ----------------------      --------------------------------------------------------
                                               9/1/02       9/10/01*     9/1/02                     YEAR ENDED
                                              THROUGH       THROUGH      THROUGH     --------------------------------------------
PER SHARE OPERATING PERFORMANCE:              2/28/03       8/31/02      2/28/03     8/31/02   8/31/01  8/31/00  8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    11.15     $ 10.94      $ 11.15     $ 10.98   $ 10.46  $ 10.42  $ 10.93  $ 10.85
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                  0.21        0.44         0.21        0.43      0.44     0.46     0.52     0.56
     Net gains or losses on securities
        (both realized and  unrealized)            0.11        0.25         0.12        0.21      0.52     0.10    (0.39)    0.29
                                             ----------     -------      -------     -------   -------  -------  -------  -------
     Total from investment operations              0.32        0.69         0.33        0.64      0.96     0.56     0.13     0.85
                                             ----------     -------      -------     -------   -------  -------  -------  -------
   Less distributions:
     Dividends from net investment income          0.21        0.44         0.21        0.43      0.44     0.46     0.52     0.56
     Distributions from capital gains              0.07        0.04         0.07        0.04        --     0.06     0.12     0.21
                                             ----------     -------      -------     -------   -------  -------  -------  -------
     Total distributions                           0.28        0.48         0.28        0.47      0.44     0.52     0.64     0.77
                                             ----------     -------      -------     -------   -------  -------  -------  -------
Net asset value, end of period               $    11.19     $ 11.15      $ 11.20     $ 11.15   $ 10.98  $ 10.46  $ 10.42    10.93
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                   2.99%(a)    6.43%(a)     3.00%(a)   5.99%      9.35%    5.54%    1.15%    8.08%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions) $      559     $   642      $ 1,232     $ 1,155   $   728  $   694  $   729  $   717
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                  0.50%       0.50%        0.66%       0.66%     0.74%    0.57%    0.03%    0.02%
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                  4.02%       4.02%        3.85%       3.88%     4.10%    4.49%    4.81%    5.10%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
        and earnings credits                       0.58%       0.58%        0.73%       0.74%     0.75%    0.66%    0.50%    0.50%
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits         3.94%       3.94%        3.78%       3.80%     4.09%    4.40%    4.34%    4.62%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              23%(a)      71%(a)       23%(a)      71%       43%      60%      62%      71%
---------------------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
 ** Formerly Institutional Class.
(a) Not annualized.
(1) Total return figures do not include the effect of any front load. # Short periods have been annualized.

                       See notes to financial statements.

                                                          NEW JERSEY TAX FREE INCOME FUND
                                                    -------------------------------------------
                                                            CLASS A           CLASS B
                                                    ---------------------  --------------------
                                                    9/1/02     4/1/2002*    9/1/02    4/1/2002*
                                                    THROUGH     THROUGH    THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                    2/28/03     8/31/02    2/28/03     8/31/02
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.36     $  9.84     $ 10.34     $  9.84
-----------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                      0.15        0.12        0.13        0.11
     Net gains or losses on
        securities (both realized and
        unrealized)                                    0.12        0.53        0.08        0.50
                                                    -------     -------     -------     -------
     Total from investment operations                  0.27        0.65        0.21        0.61
                                                    -------     -------     -------     -------
   Less distributions:
     Dividends from net investment
       income                                          0.15        0.13        0.13        0.11
     Distributions from capital gains                  0.17          --        0.17          --
                                                    -------     -------     -------     -------
     Total distributions                               0.32        0.13        0.30        0.11
                                                    -------     -------     -------     -------
Net asset value, end of period                      $ 10.31     $ 10.36     $ 10.25     $ 10.34
-----------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       2.71%(a)    6.67%(a)    2.06%(a)    6.20%(a)
===============================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
     Net assets, end of period
       (in millions)                                $    --(b)  $    --(b)  $    --(b)  $    --(b)
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------
     Net expenses                                      1.00%       1.00%       1.50%       1.50%
-----------------------------------------------------------------------------------------------
     Net investment income (loss)                      3.19%       3.16%       2.51%       2.72%
-----------------------------------------------------------------------------------------------
     Expenses without waivers,
       reimbursements and
       earnings credits                               11.91%!!    33.81%!!    12.41%!!    36.90%!!
-----------------------------------------------------------------------------------------------
     Net investment income without
       waivers, reimbursements
       and earnings credits                           (7.72%)!!  (29.67%)!    (8.40%)!!  (32.68%)!!
-----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                  12%(a)      75%(a)      12%(a)      75%(a)
-----------------------------------------------------------------------------------------------

                                                                 NEW JERSEY TAX FREE INCOME FUND
                                                    --------------------------------------------------------
                                                                          SELECT**
                                                    --------------------------------------------------------
                                                    9/1/02                    YEAR  ENDED
                                                    THROUGH     --------------------------------------------
PER SHARE OPERATING PERFORMANCE:                    2/28/03     8/31/02  8/31/01  8/31/00  8/31/99  8/31/98
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.34     $ 10.33  $  9.73  $  9.61  $ 10.24  $  10.04
-----------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                      0.18        0.37     0.42     0.44     0.49      0.52
     Net gains or losses on
        securities (both realized and
        unrealized)                                    0.11        0.20     0.60     0.12    (0.45)     0.24
                                                    -------     -------  -------  -------  -------  --------
     Total from investment operations                  0.29        0.57     1.02     0.56     0.04      0.76
                                                    -------     -------  -------  -------  -------  --------
   Less distributions:
     Dividends from net investment
       income                                          0.17        0.37     0.42     0.44     0.49      0.52
     Distributions from capital gains                  0.17        0.19       --       --     0.18      0.04
                                                    -------     -------  -------  -------  -------  --------
     Total distributions                               0.34        0.56     0.42     0.44     0.67      0.56
                                                    -------     -------  -------  -------  -------  --------
Net asset value, end of period                      $ 10.29     $ 10.34  $ 10.33  $  9.73  $  9.61  $  10.24
                                                    -------     -------  -------  -------  -------  --------
TOTAL RETURN (1)                                       2.84%(a)    5.82%   10.69%    6.08%    0.37%     7.82%
===========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
     Net assets, end of period
       (in millions)                                $    80     $    83  $    82  $    73  $    68  $     71
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
     Net expenses                                      0.75%       0.75%    0.75%    0.59%    0.04%     0.02%
------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                      3.43%       3.64%    4.18%    4.67%    4.94%     5.16%
------------------------------------------------------------------------------------------------------------
     Expenses without waivers,
       reimbursements and
       earnings credits                                0.88%       0.89%    0.93%    0.82%    0.63%     0.63%
------------------------------------------------------------------------------------------------------------
     Net investment income without
       waivers, reimbursements
       and earnings credits                            3.30%       3.50%    4.00%    4.44%    4.35%     4.55%
------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                  12%(a)      75%      48%      48%      24%       60%
------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
 ** Formerly Institutional Class.
(a) Not annualized.
(b) Amount rounds to less than one million.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                       NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                                                     ---------------------------------------------------------------------------
                                                                   CLASS A                                  CLASS B
                                                     ----------------------------------        ---------------------------------
                                                      9/1/02        YEAR        2/16/01*       9/1/02         YEAR       2/16/01*
                                                     THROUGH        ENDED       THROUGH        THROUGH        ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                     2/28/03       8/31/02      8/31/01        2/28/03       8/31/02     8/31/01
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  7.45       $  7.37      $  7.22        $  7.46       $  7.38     $  7.22
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                       0.13@         0.26@        0.15           0.09@         0.21@       0.12
     Net gains or losses on securities (both
        realized and unrealized)                        0.09          0.10         0.15           0.10          0.08        0.16
                                                     -------       -------      -------        -------       -------     -------
     Total from investment operations                   0.22          0.36         0.30           0.19          0.29        0.28
                                                     -------       -------      -------        -------       -------     -------
   Less distributions:
     Dividends from net investment income               0.13          0.27         0.15           0.10          0.20        0.12
     Distributions from capital gains                     --**        0.01           --             --***       0.01          --
                                                     -------       -------      -------        -------       -------     -------
     Total distributions                                0.13          0.28         0.15           0.10          0.21        0.12
                                                     -------       -------      -------        -------       -------     -------
Net asset value, end of period                       $  7.54       $  7.45      $  7.37        $  7.55       $  7.46     $  7.38
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        2.99%(a)      5.06%        4.26%(a)       2.58%(a)      4.08%       3.91%(a)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)         $   105       $   107      $   117        $    24       $    21     $    12
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                       0.75%         0.75%        0.75%          1.55%         1.57%       1.64%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                       3.50%         3.58%        4.10%          2.70%         2.74%       3.21%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
        and earnings credits                            1.05%         1.09%        1.21%          1.55%         1.59%       1.72%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income without
        waivers, reimbursements and earnings
        credits                                         3.20%         3.24%        3.64%          2.70%         2.72%       3.13%
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   15%(a)        75%          33%(a)         15%(a)        75%         33%(a)
--------------------------------------------------------------------------------------------------------------------------------

                                                       NEW YORK INTERMEDIATE TAX FREE
                                                               INCOME FUND
                                                     ----------------------------------
                                                     CLASS C           INSTITUTIONAL
                                                     -------       --------------------
                                                     1/31/03*      9/1/02       9/10/01*
                                                      ENDED        THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE:                     2/28/03       2/28/03      8/31/02
---------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  7.46       $  7.46      $  7.33
---------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                       0.01@         0.14@        0.27@
     Net gains or losses on securities (both
        realized and unrealized)                        0.08          0.09         0.15
                                                     -------       -------      -------
     Total from investment operations                   0.09          0.23         0.42
                                                     -------       -------      -------
   Less distributions:
     Dividends from net investment income               0.01          0.14         0.28
     Distributions from capital gains                     --***         --***      0.01
                                                     -------       -------      -------
     Total distributions                                0.01          0.14         0.29
                                                     -------       -------      -------
Net asset value, end of period                       $  7.54       $  7.55      $  7.46
---------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        1.27%(a)      3.11%        5.89%(a)
=======================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------
     Net assets, end of period (in millions)         $    --(b)    $   288      $   298
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------
     Net expenses                                       1.55%         0.50%        0.50%
---------------------------------------------------------------------------------------
     Net investment income (loss)                       2.33%         3.75%        3.85%
---------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
        and earnings credits                            1.55%         0.60%        0.62%
---------------------------------------------------------------------------------------
     Net investment income without
        waivers, reimbursements and earnings
        credits                                         2.33%         3.65%        3.73%
---------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   15%(a)        15%          75%(a)
---------------------------------------------------------------------------------------

  *  Commencement of offering of class of shares.
 **  Less than $0.005.
(a)  Not annualized.
(b)  Amount rounds to less than one million.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.
  @  Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                               NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                                                                    ---------------------------------------------------------------
                                                                                              SELECT *
                                                                    ---------------------------------------------------------------
                                                                     9/1/02                       YEAR ENDED
                                                                     THROUGH     --------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                     2/28/03     8/31/02    8/31/01    8/31/00    8/31/99   8/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $  7.46      $  7.38    $  7.01    $  6.91    $  7.29   $  7.15
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                      0.13@        0.26@      0.29       0.31       0.35      0.37
     Net gains or losses on securities (both
      realized and unrealized)                                         0.09         0.09       0.37       0.10      (0.31)     0.21
                                                                    -------      -------    -------    -------    -------   -------
     Total from investment operations                                  0.22         0.35       0.66       0.41       0.04      0.58
                                                                    -------      -------    -------    -------    -------   -------
   Less distributions:
     Dividends from net investment income                              0.13         0.26       0.29       0.31       0.35      0.37
     Distributions from capital gains                                    --**       0.01         --         --       0.07      0.07
                                                                    -------      -------    -------    -------    -------   -------
     Total distributions                                               0.13         0.27       0.29       0.31       0.42      0.44
                                                                    -------      -------    -------    -------    -------   -------
Net asset value, end of period                                      $  7.55      $  7.46    $  7.38    $  7.01    $  6.91   $  7.29
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                       3.00%(a)     4.99%      9.68%      6.13%      0.38%     8.37%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                        $   477      $   474    $   302    $   277    $   295   $   283
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                      0.72%        0.72%      0.75%      0.58%      0.04%     0.03%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                      3.53%        3.63%      4.10%      4.48%      4.85%     5.08%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits     0.74%        0.76%      0.79%      0.70%      0.53%     0.53%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
        earnings credits                                               3.51%        3.59%      4.06%      4.36%      4.36%     4.58%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                  15%(a)       75%        33%        46%        39%       66%
-----------------------------------------------------------------------------------------------------------------------------------

  *  Formerly Institutional Class.
 **  Less than $0.005.
(a)  Not annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.
  @  Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                        TAX FREE INCOME FUND
                                                                  --------------------------------------------------------------
                                                                              CLASS A                          CLASS B
                                                                  -----------------------------      ---------------------------
                                                                  9/1/02       YEAR     2/16/01*     9/1/02      YEAR    2/16/01*
                                                                  THROUGH      ENDED    THROUGH      THROUGH     ENDED   THROUGH
PER SHARE OPERATING PERFORMANCE:                                  2/28/03      8/31/02  8/31/01      2/28/03    8/31/02  8/31/01
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 6.66      $ 6.57    $ 6.44      $ 6.68      $ 6.58   $ 6.44
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                    0.13@       0.28@     0.15        0.11@       0.25@    0.12
     Net gains or losses on securities (both realized and
        unrealized)                                                  0.07        0.08      0.13        0.05        0.05     0.14
                                                                   ------      ------    ------      ------      ------   ------
     Total from investment operations                                0.20        0.36      0.28        0.16        0.30     0.26
                                                                   ------      ------    ------      ------      ------   ------
   Less distributions:
     Dividends from net investment income                            0.13        0.27      0.15        0.10        0.20     0.12
     Distributions from capital gains                                0.05          --        --        0.05          --       --
                                                                   ------      ------    ------      ------      ------   ------
     Total distributions                                             0.18        0.27      0.15        0.15        0.20     0.12
                                                                   ------      ------    ------      ------      ------   ------
Net asset value, end of period                                     $ 6.68      $ 6.66    $ 6.57      $ 6.69      $ 6.68   $ 6.58
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                     3.06%(a)    5.64%     4.46%(a)    2.46%(a)    4.69%    4.13%(a)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                       $   62      $   61    $   59      $    6      $    6   $    7
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                    0.75%       0.75%     0.75%       1.64%       1.64%    1.64%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                    4.00%       4.21%     4.55%       3.10%       3.31%    3.66%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits   1.14%       1.15%     1.23%       1.64%       1.65%    1.74%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
        earnings credits                                             3.61%       3.81%     4.07%       3.10%       3.30%    3.56%
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                15%(a)      94%       57%(a)      15%(a)      94%      57%
--------------------------------------------------------------------------------------------------------------------------------

  *  Commencement of offering of class of shares.
(a)  Not annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.
  @  Calculated based upon average shares outstanding.

                       See notes to financial statements.

                                                                                        TAX FREE INCOME FUND
                                                                    --------------------------------------------------------------
                                                                                            SELECT*
                                                                    --------------------------------------------------------------
                                                                    9/1/02                      YEAR ENDED
                                                                    THROUGH      -------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                    2/28/03      8/31/02   8/31/01     8/31/00    8/31/99  8/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 6.65       $ 6.57    $ 6.25     $ 6.19      $ 6.60    $ 6.45
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                     0.13@        0.28@     0.29       0.30        0.34      0.35
     Net gains or losses on securities (both
      realized and unrealized)                                        0.07         0.08      0.32       0.06       (0.37)     0.21
                                                                    ------       ------    ------     ------      ------    ------
     Total from investment operations                                 0.20         0.36      0.61       0.36       (0.03)     0.56
                                                                    ------       ------    ------     ------      ------    ------
   Less distributions:
     Dividends from net investment income                             0.13         0.28      0.29       0.30        0.34      0.35
     Distributions from capital gains                                 0.05           --        --         --        0.04      0.06
                                                                    ------       ------    ------     ------      ------    ------
     Total distributions                                              0.18         0.28      0.29       0.30        0.38      0.41
                                                                    ------       ------    ------     ------      ------    ------
Net asset value, end of period                                      $ 6.67       $ 6.65    $ 6.57     $ 6.25      $ 6.19    $ 6.60
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                      3.06%(a)     5.61%    10.00%      6.11%      (0.63%)    8.99%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                        $  778       $  796    $  798     $  753      $  744    $  761
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                     0.75%        0.74%     0.74%      0.57%       0.03%     0.02%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                     4.01%        4.23%     4.56%      4.98%       5.25%     5.39%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits    0.75%        0.75%     0.76%      0.66%       0.50%     0.50%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and        4.01%        4.23%     4.54%      4.89%       4.78%     4.91%
        earnings credits
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                 15%(a)       94%(a)    57%        35%         39%       47%
----------------------------------------------------------------------------------------------------------------------------------

  *  Formerly Institutional Class.
(a)  Not annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.
  @  Calculated based upon average shares outstanding.

                       See notes to financial statements.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund
Fleming Asia Equity Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income  Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039


        (C) J.P. Morgan Chase & Co., 2003 All Rights Reserved. April 2003

                                                                      SAN-TF-203